                                                              NUVEEN Investments

--------------------------------------------------------------------------------
 Nuveen Municipal
          Bond Funds

 SEMIANNUAL REPORT  NOVEMBER 30, 2000
--------------------------------------------------------------------------------

  Dependable, tax-free income to help you keep more of what you earn.

  INVEST WELL

  [Photo Appears Here]

  LOOK AHEAD

  LEAVE YOUR MARK/SM/



Kansas
Kentucky
Michigan
Missouri
Ohio
Wisconsin

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality - are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending May 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to call us at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.


 Contents

 1 Dear Shareholder
 3 Market Commentary
 4 Nuveen Kansas Municipal Bond Fund Spotlight
 5 Nuveen Kentucky Municipal Bond Fund Spotlight
 6 Nuveen Michigan Municipal Bond Fund Spotlight
 7 Nuveen Missouri Municipal Bond Fund Spotlight
 8 Nuveen Ohio Municipal Bond Fund Spotlight
 9 Nuveen Wisconsin Municipal Bond Fund
10 Portfolio of Investments
44 Statement of Net Assets
45 Statement of Operations
46 Statement of Changes in Net Assets
49 Notes to Financial Statements
56 Financial Highlights
65 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger appears here]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.


Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
  . A commitment to exhaustive research
  . An active, value-oriented investment style
  . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen
Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

                                                   Semiannual Report      page 1

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended November 30, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.
Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 12, 2001



Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

Semiannual Report     page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary
--------------------------------------------------------------------------------

The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the Lehman Brothers General Municipal Bond Index reported a positive return of 11.7% for the one-year period ended December 31, 2000. The yield on the Bond Buyer 20 fell by 0.86% to 5.14% in 2000.

Compared to other fixed-income investments, municipals have become more attractive. After reaching a low of 77.0% in late July, the ratio of the Bond Buyer 20 to 20-year taxable swaps has risen to 81.6% at yearend. This may reflect the market's anticipation of the potential reduction in federal income tax rates. However, the paper-thin margin of victory for President-elect George
W. Bush and the nearly 50/50 split in Congress argue against any dramatic changes to the Tax Code.

The Economy

Several factors contributed to the Federal Reserve's decision to cut the Fed Fund's rate 0.50% January 3, 2001:
  . unemployment claims are up about 20% from their low point in 2000;
  . automakers expect to cut production by 6% in the first quarter of 2001; . consumer confidence has plummeted by 14 points since September 2000; and . the volatility of the stock market has made investors more risk averse.

The downturn is not limited to this country. Like its U.S. counterpart, the European purchasing managers index is also trending lower.

The one notable exception to this trend has been the resilient housing market. While housing starts are below their average for the last 12 months and their average in 1999, they remain at a high level by historical standards. Housing activity leads to spending for furnishings and appliances.

The weakness of the economy is expected to take some of the pressure off consumer prices. With the pace of layoffs increasing, workers are not likely to press for outsized wage gains. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from 3.4% currently to 2.8%.

Outlook

We will watch the Fed closely and the market's reaction to the Fed's moves. The economy is slowing, inflation is fading and credit conditions are tight. The resiliency of the service sector and stimulation from lower interest rates could give underlying support to the economy. We expect to continue to see renewed interest in municipal bonds and other fixed-income investments as investors seek once again the potential benefits of asset allocation.



Cadmus Hicks, CFA PhD
Vice President



Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.
This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.

                                                    Semiannual Report     page 3

NUVEEN KANSAS MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Healthcare                         19%
--------------------------------------
Housing (Multifamily)              17%
--------------------------------------
Tax Obligation (Limited)           15%
--------------------------------------
U.S. Guaranteed                    11%
--------------------------------------
Housing (Single Family)            10%
--------------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets             $100.4 million
-------------------------------------------
Average Duration                       8.34
-------------------------------------------
Average Effective Maturity      20.01 years
-------------------------------------------


Quick Facts

                           A Shares     B Shares     C Shares     R Shares

NAV                           $9.95        $9.89        $9.97       $10.00
--------------------------------------------------------------------------
CUSIP                     67065R101    67065R200    67065R309    67065R408
--------------------------------------------------------------------------
Latest Monthly Dividend*    $0.0425      $0.0365      $0.0380      $0.0445
--------------------------------------------------------------------------
Inception Date                 1/92         2/97         2/97         2/97
--------------------------------------------------------------------------
*  Paid December 1, 2000.

Annualized Total Returns as of 11/30/00+

                        A Shares     B Shares    C Shares   R Shares

                       NAV  Offer w/o CDSC w/CDSC   NAV       NAV

1 - Year              7.29% 2.76%   6.65%   2.65%   6.80%    7.52%
--------------------------------------------------------------------------
5 - Year              4.52% 3.63%   3.69%   3.53%   4.06%    4.80%
--------------------------------------------------------------------------
Since Inception       5.90% 5.38%   5.24%   5.24%   5.47%    6.05%
--------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                        A Shares     B Shares    C Shares   R Shares

                       NAV  Offer w/o CDSC w/CDSC   NAV       NAV

1 - Year              4.70% 0.26%   3.83%  -0.15%   4.11%    4.72%
--------------------------------------------------------------------------
5 - Year              5.05% 4.14%   4.20%   4.03%   4.59%    5.30%
--------------------------------------------------------------------------
Since Inception       5.84% 5.32%   5.17%   5.17%   5.41%    5.98%
--------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                 A Shares    B Shares  C Shares  R Shares

                                 NAV    Offer   NAV      NAV       NAV

SEC 30-Day Yield                4.96%   4.75%   4.21%   4.41%      5.16%
---------------------------------------------------------------------------
Taxable Equivalent Yield*       7.69%   7.36%   6.53%   6.84%      8.00%
---------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed            29%
----------------------------------
AA                             20%
----------------------------------
A                              21%
----------------------------------
BBB                            12%
----------------------------------
NR                             18%
----------------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report         page 4

NUVEEN KENTUCKY MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (Limited)     22%
--------------------------------
Healthcare                   14%
--------------------------------
U.S. Guaranteed              12%
--------------------------------
Utilities                     9%
--------------------------------
Housing (Single Family)       8%
--------------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets        $439.8  million
---------------------------------------
Average Duration                   6.89
---------------------------------------
Average Effective Maturity  18.55 years
---------------------------------------

Quick Facts

                              A Shares     B Shares     C Shares     R Shares
NAV                             $10.64       $10.65       $10.64       $10.62
-----------------------------------------------------------------------------
CUSIP                        67065R507    67065R606    67065R705    67065R804
-----------------------------------------------------------------------------
Latest Monthly Dividend*       $0.0465      $0.0400      $0.0415      $0.0480
-----------------------------------------------------------------------------
Inception Date                    5/87         2/97        10/93         2/97
-----------------------------------------------------------------------------

* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                     A Shares            B Shares       C Shares   R Shares
                   NAV      Offer   w/o CDSC   w/CDSC      NAV       NAV
1 - Year          6.76%     2.28%     6.07%     2.07%     6.26%     6.96%
---------------------------------------------------------------------------
5 - Year          4.43%     3.54%     3.72%     3.56%     3.89%     4.56%
---------------------------------------------------------------------------
10 - Year         6.55%     6.09%     6.04%     6.04%     5.97%     6.61%
---------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                     A Shares            B Shares       C Shares   R Shares
                   NAV      Offer   w/o CDSC   w/CDSC      NAV       NAV
1 - Year          4.46%     0.06%     3.69%    -0.27%     3.87%     4.66%
---------------------------------------------------------------------------
5 - Year          4.85%     3.96%     4.13%     3.97%     4.27%     4.98%
---------------------------------------------------------------------------
10 - Year         6.85%     6.40%     6.36%     6.36%     6.26%     6.91%
---------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                   A Shares       B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV       NAV
SEC 30-Day Yield                4.77%     4.57%     4.02%     4.22%     4.97%
------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.34%     7.03%     6.18%     6.49%     7.65%
------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed   52%
-------------------------
AA                    11%
-------------------------
A                     18%
-------------------------
BBB                   14%
-------------------------
NR                     5%
-------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                   Semiannual Report      page 5

NUVEEN MICHIGAN MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (General)      23%
---------------------------------
Tax Obligation (Limited)      17%
---------------------------------
Healthcare                    15%
---------------------------------
U.S. Guaranteed               11%
---------------------------------
Water and Sewer               10%
---------------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets         $277.6 million
---------------------------------------
Average Duration                   8.29
---------------------------------------
Average Effective Maturity  18.41 years
---------------------------------------

Quick Facts

                             A Shares      B Shares      C Shares      R Shares
NAV                            $11.14        $11.15        $11.12        $11.14
-------------------------------------------------------------------------------
CUSIP                       67065R853     67065R846     67065R838     67065R820
-------------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0475       $0.0405       $0.0420       $0.0490
-------------------------------------------------------------------------------
Inception Date                   6/85          2/97          6/93          2/97
-------------------------------------------------------------------------------
* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                      A Shares           B Shares        C Shares  R Shares
                   NAV      Offer   w/o CDSC   w/ CDSC     NAV       NAV
1 - Year          6.31%     1.81%     5.49%     1.49%     5.72%     6.58%
---------------------------------------------------------------------------
5 - Year          4.32%     3.43%     3.61%     3.44%     3.74%     4.48%
---------------------------------------------------------------------------
10 - Year         6.34%     5.88%     5.85%     5.85%     5.71%     6.41%
---------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                      A Shares          B Shares        C Shares   R Shares
                   NAV      Offer  w/o CDSC   w/ CDSC      NAV       NAV
1 - Year          4.08%    -0.25%    3.38%     -0.56%     3.59%     4.35%
---------------------------------------------------------------------------
5 - Year          4.80%     3.91%    4.11%      3.94%     4.25%     4.95%
---------------------------------------------------------------------------
10 - Year         6.63%     6.18%    6.14%      6.14%     6.01%     6.70%
---------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                   A Shares        B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV       NAV
SEC 30-Day Yield                4.84%     4.64%     4.10%     4.30%     5.05%
-------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.33%     7.03%     6.21%     6.52%     7.65%
-------------------------------------------------------------------------------
* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed    65%
--------------------------
AA                     13%
--------------------------
A                       5%
--------------------------
BBB                    14%
--------------------------
NR                      3%
--------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report      page 6

NUVEEN MISSOURI MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (Limited)           16%
--------------------------------------
Healthcare                         15%
--------------------------------------
Housing (Multifamily)              13%
--------------------------------------
Education and Civic Organizations  12%
--------------------------------------
Long-Term Care                     11%
--------------------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets         $215.7 million
---------------------------------------
Average Duration                   7.58
---------------------------------------
Average Effective Maturity  19.67 years
---------------------------------------

Quick Facts

                               A Shares     B Shares     C Shares     R Shares
NAV                              $10.53       $10.53       $10.53       $10.53
------------------------------------------------------------------------------
CUSIP                         67065R812    67065R796    67065R788    67065R770
------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0470      $0.0405      $0.0420      $0.0485
------------------------------------------------------------------------------
Inception Date                     8/87         2/97         2/94         2/97
------------------------------------------------------------------------------
* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                     A Shares            B Shares       C Shares  R Shares
                   NAV      Offer    w/o CDSC  w/ CDSC     NAV       NAV
1 - Year          6.68%     2.17%     5.88%     1.88%     6.17%     6.86%
--------------------------------------------------------------------------
5 - Year          4.56%     3.66%     3.83%     3.66%     4.01%     4.72%
--------------------------------------------------------------------------
10 -Year          6.51%     6.05%     6.00%     6.00%     5.92%     6.59%
--------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                     A Shares           B Shares        C Shares  R Shares
                   NAV      Offer   w/o CDSC  w/ CDSC      NAV       NAV
1 - Year          3.75%    -0.64%     3.06%    -0.87%     3.26%     4.03%
--------------------------------------------------------------------------
5 - Year          4.87%     3.97%     4.14%     3.98%     4.32%     5.02%
--------------------------------------------------------------------------
10 -Year          6.73%     6.28%     6.23%     6.23%     6.15%     6.81%
--------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                   A Shares     B Shares  C Shares  R Shares
                                 NAV     Offer     NAV       NAV       NAV
SEC 30-Day Yield                5.06%    4.84%    4.31%     4.50%     5.26%
----------------------------------------------------------------------------
Taxable Equivalent Yield*       7.78%    7.45%    6.63%     6.92%     8.09%
----------------------------------------------------------------------------
* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed   48%
-------------------------
AA                     8%
-------------------------
A                     10%
-------------------------
BBB                   10%
-------------------------
NR                    24%
-------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                    Semiannual Report     page 7

NUVEEN OHIO MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (General)     19%
--------------------------------
U.S. Guaranteed              18%
--------------------------------
Healthcare                   17%
--------------------------------
Utilities                    12%
--------------------------------
Housing (Multifamily)         8%
--------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.


Portfolio Statistics

Total Net Assets        $588.8  million
---------------------------------------
Average Duration                   7.73
---------------------------------------
Average Effective Maturity  18.30 years
---------------------------------------


Quick Facts

                               A Shares     B Shares     C Shares     R Shares
NAV                              $11.00       $10.99       $10.99       $11.00
------------------------------------------------------------------------------
CUSIP                         67065R762    67065R754    67065R747    67065R739
------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0480      $0.0415      $0.0430      $0.0500
------------------------------------------------------------------------------
Inception Date                     6/85         2/97         8/93         2/97
------------------------------------------------------------------------------
* Paid December 1, 2000


Annualized Total Returns as of 11/30/00+

                       A Shares           B Shares        C Shares  R Shares
                     NAV      Offer   w/o CDSC   w/ CDSC     NAV       NAV
1 - Year            6.88%     2.36%     6.01%     2.01%     6.30%     7.12%
----------------------------------------------------------------------------
5 - Year            4.32%     3.43%     3.59%     3.43%     3.75%     4.49%
----------------------------------------------------------------------------
10 -Year            6.21%     5.75%     5.70%     5.70%     5.63%     6.29%
----------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                       A Shares           B Shares        C Shares  R Shares
                     NAV      Offer   w/o CDSC   w/ CDSC     NAV       NAV
1 - Year            4.66%     0.30%     3.89%    -0.08%     4.08%     4.80%
----------------------------------------------------------------------------
5 - Year            4.73%     3.83%     4.00%     3.84%     4.16%     4.87%
----------------------------------------------------------------------------
10 -Year            6.49%     6.03%     5.98%     5.98%     5.91%     6.56%
----------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                   A Shares       B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV       NAV
SEC 30-Day Yield                4.72%     4.52%     3.97%     4.17%     4.91%
------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.32%     7.01%     6.16%     6.47%     7.61%
------------------------------------------------------------------------------
* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed   62%
-------------------------
AA                     9%
-------------------------
A                     14%
-------------------------
BBB                    9%
-------------------------
NR                     6%
-------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.




Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report      page 8

NUVEEN WISCONSIN MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (Limited)     54%
---------------------------------
Housing (Multifamily)        10%
---------------------------------
U.S. Guaranteed               9%
---------------------------------
Consumer Staples              7%
---------------------------------
Healthcare                    6%
---------------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets          $38.2 million
---------------------------------------
Average Duration                   8.70
---------------------------------------
Average Effective Maturity  20.71 years
---------------------------------------

Quick Facts

                               A Shares     B Shares     C Shares     R Shares
NAV                               $9.75        $9.78        $9.77        $9.79
------------------------------------------------------------------------------
CUSIP                         67065R721    67065R713    67065R697    67065R689
------------------------------------------------------------------------------
Latest Monthly Dividend*        $0.0370      $0.0310      $0.0325      $0.0385
------------------------------------------------------------------------------
Inception Date                     6/94         2/97         2/97         2/97
------------------------------------------------------------------------------
* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                        A Shares           B Shares        C Shares  R Shares
                      NAV      Offer   w/o CDSC   w/CDSC      NAV       NAV
1 - Year             8.81%     4.26%     8.08%     4.08%     8.18%     9.10%
-----------------------------------------------------------------------------
5 - Year             4.45%     3.55%     3.77%     3.60%     3.97%     4.67%
-----------------------------------------------------------------------------
Since Inception      5.28%     4.59%     4.62%     4.62%     4.82%     5.46%
-----------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                        A Shares           B Shares        C Shares  R Shares
                      NAV      Offer   w/o CDSC   w/CDSC      NAV       NAV
1 - Year             5.58%     1.16%     4.77%     0.77%     4.97%     5.87%
-----------------------------------------------------------------------------
5 - Year             4.78%     3.88%     4.11%     3.94%     4.31%     5.00%
-----------------------------------------------------------------------------
Since Inception      5.16%     4.45%     4.51%     4.51%     4.71%     5.34%
-----------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                   A Shares       B Shares  C Shares  R Shares
                                 NAV      Offer      NAV       NAV       NAV
SEC 30-Day Yield                4.43%     4.24%     3.68%     3.88%     4.63%
------------------------------------------------------------------------------
Taxable Equivalent Yield*       6.87%     6.57%     5.71%     6.02%     7.18%
------------------------------------------------------------------------------
* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed   30%
-------------------------
AA                    25%
-------------------------
A                     22%
-------------------------
BBB                    8%
-------------------------
NR                    15%
-------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                   Semiannual Report      page 9

                 Portfolio of Investments (Unaudited)
                 Nuveen Kansas Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.5%

   $    1,000 Dodge City, Kansas,            5/02 at 102       Aa3 $  1,041,150
               Pollution Control Revenue
               Refunding Bonds, Series
               1992 (Excel Corporation
               Project/Cargill), 6.625%,
               5/01/05

        3,700 Ford County, Kansas,           6/08 at 102        A+    3,489,544
               Sewage and Solid Waste
               Disposal Revenue Bonds
               (Excel Corporation
               Project),
               Series 1998 (Cargill
               Inc), 5.400%, 6/01/28
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 5.6%

        4,550 City of Clearwater,            2/02 at 101        A+    4,652,921
               Kansas, Pollution Control
               Refunding Revenue Bonds
               (Vulcan Materials
               Company), Series 1992,
               6.375%, 2/01/12

        1,000 City of Wichita, Kansas,       8/07 at 100       AA-    1,010,420
               Industrial Revenue Bonds,
               NMF America Inc., Series
               II, 2000, 5.800%, 8/01/15
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.6%

          580 Wichita Airport Authority      3/02 at 102        AA      605,590
               of the City of Wichita,
               Kansas, Airport
               Facilities Refunding
               Revenue Bonds (Wichita
               Airport Hotel
               Associates - L.P.
               Project), Series 1992,
               7.000%, 3/01/05

-------------------------------------------------------------------------------
              Consumer Staples - 2.4%

          500 The Children's Trust Fund,     7/10 at 100       Aa3      500,520
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

        2,000 City of Garden City,           9/07 at 102      BBB+    1,881,040
               Kansas, Sewage Disposal
               Revenue Bonds, Series
               1997 (Monfort, Inc.
               Project -ConAgra, Inc. -
                Guarantor), 5.750%,
               9/01/17 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 7.0%

        2,465 Neosho County Community        6/09 at 100       N/R    2,514,744
               College, Kansas, Student
               Union and Dormitory
               System Refunding and
               Improvement Revenue
               Bonds, Series 1999,
               7.000%, 6/01/30

              City of Olathe, Kansas,
              Educational Facilities
              Refunding and Improvement
              Revenue Bonds (MidAmerica
              Nazarene University
              Project), Series 1998:
        1,220  5.550%, 4/01/13               4/08 at 100       N/R    1,184,193
        1,000  5.700%, 4/01/18               4/08 at 100       N/R      944,300

        1,000 City of Olathe, Kansas,       10/08 at 100       N/R      940,110
               Educational Facilities
               Revenue Bonds (Kansas
               Independent College
               Association -Pooled
               Educational Loan
               Program), Series C 1998
               (Baker University
               Project), 5.600%,
               10/01/18

        1,500 Puerto Rico Industrial,        2/09 at 101       BBB    1,408,830
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds, Series 1999 (Ana
               G. Mendez University
               System Project), 5.375%,
               2/01/19

-------------------------------------------------------------------------------
              Healthcare - 19.3%

        5,630 Colby, Kansas, Health          8/08 at 100       N/R    4,660,007
               Facilities Refunding
               Revenue Bonds (Citizens
               Medical Center, Inc.),
               Series 1998, 5.625%,
               8/15/16

        4,580 Kansas Development Finance     6/10 at 101        AA    4,962,247
               Authority, Health
               Facilities Revenue Bonds,
               Series 2000J and Series
               2000K (Sisters of Charity
               of Leavenworth Health
               Services Corporation),
               6.500%, 12/01/16

              City of Lawrence, Kansas,
              Hospital Revenue Bonds,
              Series 1994 (The Lawrence
              Memorial Hospital):
          575  6.200%, 7/01/14               7/04 at 100      Baa1      579,267
          400  6.200%, 7/01/19               7/04 at 100      Baa1      400,136

        1,110 City of Lawrence, Kansas,      7/09 at 100        AA    1,096,525
               Hospital Revenue Bonds,
               Series 1999 (The Lawrence
               Memorial Hospital),
               5.750%, 7/01/24

              City of Newton, Kansas,
              Hospital Refunding Revenue
              Bonds, Series 1998A
              (Newton Healthcare
              Corporation):
        1,000  5.700%, 11/15/18             11/08 at 100      BBB-      851,910
        1,750  5.750%, 11/15/24             11/08 at 100      BBB-    1,448,458

          100 Puerto Rico Industrial,        1/05 at 102       AAA      105,120
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds,
               1995 Series A (Hospital
               Auxilio Mutuo Obligated
               Group Project), 6.250%,
               7/01/24
        4,700 City of Wichita, Kansas,      11/09 at 101        A+    4,776,234
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds, Series XI
               1999 (Via Christi Health
               System, Inc.), 6.250%,
               11/15/24

          450 CSJ Health System of          11/01 at 102        A+      469,634
               Wichita, Inc. (Kansas),
               Revenue Bonds, Series
               1991X, 7.000%, 11/15/18


--------------------------------------------------------------------------------
10

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily -
               16.6%

   $      935 Kansas City, Kansas,           7/01 at 100       AAA $    940,255
               Multifamily Housing
               Revenue Refunding Bonds,
               Series 1994 (FHA-Insured
               Mortgage Loan - Rainbow
               Towers Project), 6.700%,
               7/01/23

        5,000 Kansas Development Finance    12/08 at 101       N/R    4,432,700
               Authority, Multifamily
               Housing Refunding Revenue
               Bonds (First Kansas State
               Partnership - L.P.
               Project), Series 1998Y,
               6.125%, 12/01/28
               (Alternative Minimum Tax)

        1,715 Kansas Development Finance    12/10 at 100       AAA    1,721,929
               Authority, Multifamily
               Housing Senior Revenue
               Bonds, Chimney Hills
               Apartments Project,
               Series 2000U-1, 5.900%,
               12/01/20 (Alternative
               Minimum Tax)

              Lenexa, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (Barrington Park
              Apartments Project),
              Series 1993A:
          445  6.300%, 2/01/09               2/03 at 102        AA      456,067
          475  6.400%, 2/01/10               2/03 at 102        AA      486,785
        2,000  6.450%, 2/01/18               2/03 at 102        AA    2,049,560
        1,000  6.500%, 2/01/23               2/03 at 102        AA    1,019,200

        1,000 City of Olathe, Kansas,        6/04 at 102       AAA    1,029,780
               Multifamily Housing
               Refunding Revenue Bonds
               (Federal National
               Mortgage Association
               Program - Deerfield
               Apartments Project),
               Series 1994A, 6.450%,
               6/01/19

              City of Wichita, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (The Shores Apartments
              Project), Series XI-A,
              1994:
        1,500  6.700%, 4/01/19               4/09 at 102        AA    1,568,085
        2,000  6.800%, 4/01/24               4/09 at 102        AA    2,105,960

          900 City of Wichita, Kansas,      11/05 at 102         A      878,085
               Multifamily Housing
               Revenue Bonds (Brentwood
               Apartments Project),
               Senior Lien Series IX-A,
               1995, 5.850%, 12/01/25

-------------------------------------------------------------------------------
              Housing/Single Family -
               9.6%

          195 City of Olathe, Labette        2/05 at 105       Aaa      210,087
               County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994C-I, 7.800%, 2/01/25

        1,360 Sedgwick County and           No Opt. Call       Aaa    1,555,677
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 1997 Series A-
               1, 6.950%, 6/01/29
               (Alternative Minimum Tax)

        3,450 Sedgwick County and            6/08 at 105       Aaa    3,703,023
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 1998 Series A1,
               6.500%, 12/01/22
               (Alternative Minimum Tax)

        3,000 Sedgwick County and           12/09 at 105       Aaa    3,399,720
               Shawnee County, Kansas,
               Single Family Mortgage
               Revenue Bonds (Mortgaged-
               Backed Securities
               Program), 2000 Series A-
               2, 6.000%, 12/01/31
               (Alternative Minimum Tax)

          725 Sedgwick County and           11/04 at 105       Aaa      776,881
               Shawnee County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994A-III, 8.125%,
               5/01/24 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.4%

        1,250 Sedgwick County, Kansas,       9/10 at 100        AA    1,013,363
               Unified School District
               No. 259 of Wichita,
               General Obligation Bonds,
               Series 2000, 3.500%,
               9/01/16

          350 Unified School District        3/02 at 100       AAA      358,782
               No. 437 (Auburn-
               Washburn), Shawnee
               County, Kansas, General
               Obligation Refunding
               Bonds, Series 1992,
               6.600%, 9/01/09

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               14.6%

        1,050 Kansas Development Finance    12/00 at 102       N/R    1,077,237
               Authority, Revenue Bonds,
               Series T of 1992 (Kansas
               Highway Patrol Central
               Training Facility),
               6.600%, 12/01/07

        4,525 Puerto Rico Highway and        7/16 at 100         A    4,186,304
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36

        2,000 Puerto Rico Highway and        7/10 at 101         A    2,222,460
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

           20 Puerto Rico Infrastructure     1/01 at 100      BBB+       20,320
               Finance Authority,
               Special Tax Revenue
               Bonds, Series 1988A,
               7.750%, 7/01/08

          250 Shawnee County, Kansas,        7/09 at 100       N/R      204,368
               Certificates of
               Participation, Series
               1999A (Shawnee Community
               Mental Health Center,
               Inc. Project), 5.350%,
               7/01/19

        2,000 Virgin Islands Public         10/08 at 101      BBB-    1,880,300
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior Lien/Refunding),
               5.625%, 10/01/25


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Kansas Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    2,000 Virgin Islands Public          10/10 at 101      BBB- $  2,066,980
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Taxes Loan Notes),
               Series 1999A, 6.375%,
               10/01/19

       14,025 The Unified Government         No Opt. Call       AAA    2,983,258
               of Wyandotte County,
               Kansas City, Kansas,
               Sales Tax Special
               Obligation Revenue
               Bonds (Kansas
               International Speedway
               Corporation Project),
               Series 1999, 0.000%,
               12/01/27

--------------------------------------------------------------------------------
              Transportation - 1.5%

        1,500 Puerto Rico Ports               6/06 at 102      Baa2    1,524,195
               Authority, Special
               Facilities Revenue
               Bonds, 1996 Series A
               (American Airlines,
               Inc. Project), 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

--------------------------------------------------------------------------------
              U.S. Guaranteed - 11.1%

          440 Unified School District         9/04 at 100       AAA      468,486
               No. 340 of Jefferson
               County, Kansas, General
               Obligation Bonds,
               Series 1994, 6.350%,
               9/01/14 (Pre-refunded
               to 9/01/04)

       12,175 Johnson County (Kansas),       No Opt. Call       Aaa    6,789,632
               Residual Revenue and
               Refunding Bonds Series
               1992, 0.000%, 5/01/12

        1,350 Commonwealth of Puerto          7/04 at 102       AAA    1,470,123
               Rico, Public
               Improvement Bonds of
               1994 (General
               Obligation Bonds),
               6.450%, 7/01/17 (Pre-
               refunded to 7/01/04)

           80 Puerto Rico Highway and     7/02 at 101 1/2       AAA       84,288
               Transportation
               Authority, Highway
               Revenue Bonds, Series
               T, 6.625%, 7/01/18
               (Pre-refunded to
               7/01/02)

        2,250 City of Wichita, Kansas,       11/01 at 102     A+***    2,355,143
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), Series
               1985 XXV (Remarketed),
               7.200%, 10/01/15

--------------------------------------------------------------------------------
              Utilities - 2.8%

        1,500 City of Gardner, Kansas,       11/01 at 101       N/R    1,541,775
               Electric Utility System
               Revenue Bonds, Series
               1992 Refunding,
               7.000%, 11/01/09

        1,010 Kansas City, Kansas,            9/04 at 102       AAA    1,065,841
               Utility System
               Refunding and
               Improvement Revenue
               Bonds, Series 1994,
               6.375%, 9/01/23

          150 Puerto Rico Electric            7/04 at 102        A-      156,740
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

--------------------------------------------------------------------------------
              Water and Sewer - 2.4%

        2,000 City of Augusta, Kansas,   10/08 at 101 1/2        AA    2,062,880
               Waterworks System
               Revenue Bonds, Series
               2000-A, 6.150%,
               10/01/20

          350 City of Newton, Kansas,         3/02 at 102       N/R      367,750
               Wastewater Treatment
               System Refunding
               Revenue Bonds, Series
               1998, 7.125%, 3/01/12

--------------------------------------------------------------------------------
   $  116,785 Total Investments (cost                                 99,756,919
               $99,342,306) - 99.4%
--------------------------------------------------------------------------------
------------
              Other Assets Less                                          643,894
               Liabilities - 0.6%
         -----------------------------------------------------------------------
              Net Assets - 100%                                     $100,400,813
         -----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 6.0%

   $    2,370 Hancock County, Kentucky,      5/06 at 102        A- $  2,393,321
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Willamette Industries,
               Inc. Project), Series
               1996, 6.600%, 5/01/26

        9,750 County of Henderson,           3/05 at 102        A3    9,983,318
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project), Series 1995,
               7.000%, 3/01/25
               (Alternative Minimum Tax)

        1,000 Jefferson County,              7/03 at 103       AA-    1,048,650
               Kentucky, Pollution
               Control Revenue Bonds
               (E.I. du Pont de Nemours
               and Company Project),
               1982 Series A, 6.300%,
               7/01/12

        3,750 County of Perry, Kentucky,     6/04 at 102       N/R    3,814,838
               Solid Waste Disposal
               Revenue Bonds (TJ
               International Project),
               Series 1994, 7.000%,
               6/01/24 (Alternative
               Minimum Tax)

              County of Perry, Kentucky,
               Solid Waste Disposal
               Revenue Bonds (TJ
               International Project),
               Series 1996:
        4,240  6.800%, 5/01/26               5/06 at 102       N/R    4,271,546
               (Alternative Minimum Tax)
        2,000  6.550%, 4/15/27               4/07 at 102       N/R    1,950,340
               (Alternative Minimum Tax)

        2,820 City of Wickliffe,             4/06 at 102        A2    2,769,296
               Kentucky, Solid Waste
               Disposal Facility Revenue
               Bonds, Series 1996
               (Westvaco Corporation
               Project), 6.375%, 4/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.9%

        5,085 City of Campbellsville,        3/09 at 102      BBB-    4,529,311
               Kentucky, Industrial
               Building Revenue Bonds
               (Campbellsville
               University Project),
               Series 1999, 5.500%,
               3/01/29

        5,930 County of Jefferson,           5/09 at 101      Baa2    5,072,819
               Kentucky, College Revenue
               Bonds (Bellarmine College
               Project), Series 1999,
               5.250%, 5/01/29

        4,000 County of Jefferson,           9/09 at 102       N/R    4,059,360
               Kentucky, Student Housing
               Industrial Building
               Revenue Bonds (Collegiate
               Housing Foundation -
                University of Louisville
               Project), Series 1999A,
               7.125%, 9/01/29

          500 Kentucky Higher Education     No Opt. Call       Aaa      523,740
               Student Loan Corporation,
               Insured Student Loan
               Revenue Bonds, 1991
               Series B, 6.800%, 6/01/03
               (Alternative Minimum Tax)

          700 Northern Kentucky              5/01 at 102       AAA      721,434
               University, Consolidated
               Education Building
               Revenue Bonds, Series F,
               7.000%, 5/01/10

        2,500 Puerto Rico Industrial,        2/09 at 101       BBB    2,271,325
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds, Series 1999 (Ana
               G. Mendez University
               System Project), 5.375%,
               2/01/29

-------------------------------------------------------------------------------
              Energy - 4.3%

        5,000 City of Ashland, Kentucky,     8/02 at 102      Baa1    5,151,450
               Pollution Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1992, 6.650%,
               8/01/09

        9,000 City of Ashland, Kentucky,     2/05 at 102      Baa1    9,276,390
               Sewage and Solid Waste
               Revenue Bonds, Series
               1995 (Ashland Inc.
               Project), 7.125%, 2/01/22
               (Alternative Minimum Tax)

        4,360 City of Ashland, Kentucky,    10/01 at 102      Baa1    4,484,740
               Solid Waste Revenue
               Bonds, Series 1991
               (Ashland Oil, Inc.
               Project), 7.200% 10/01/20
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 13.3%

        1,310 County of Christian,           7/06 at 102        A-    1,243,387
               Kentucky, Hospital
               Revenue Bonds, Series
               1996A, Jennie Stuart
               Medical Center, 6.000%,
               7/01/17

        3,500 County of Christian,           7/06 at 102        A-    3,422,790
               Kentucky, Hospital
               Revenue and Refunding
               Bonds, Series 1997A,
               Jennie Stuart Medical
               Center, 6.000%, 7/01/13

        5,270 County of Clark, Kentucky,     3/07 at 102      BBB-    4,799,178
               Hospital Refunding and
               Improvement Revenue Bonds
               (Clark Regional Medical
               Center Project), Series
               1997, 6.200%, 4/01/13

        3,300 County of Daviess,             8/02 at 102       AAA    3,403,554
               Kentucky, Insured
               Hospital Revenue Bonds,
               1992 (ODCH, Inc.
               Project), Series A,
               6.250%, 8/01/22

        2,380 County of Floyd, Kentucky,     2/01 at 102       AAA    2,436,501
               Hospital Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loan
               Highland Hospital
               Corporation Project),
               Series 1991, 7.500%,
               8/01/10

        4,000 County of Hopkins,            11/01 at 102       AAA    4,152,320
              Kentucky, Hospital Revenue
              Bonds, Series 1991 (The
              Trover Clinic Foundation,
              Incorporated), 6.625%,
              11/15/11


--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              County of Jefferson,
              Kentucky, Health
              Facilities Revenue Bonds,
              Series 1992 (Jewish
              Hospital Healthcare
              Services Inc. Project):
   $    1,190  6.500%, 5/01/15               5/02 at 102       AAA $  1,239,718
       12,785  6.550%, 5/01/22               5/02 at 102       AAA   13,214,192

        2,900 County of Jefferson,          10/02 at 102       AAA    3,025,947
               Kentucky, Insured
               Hospital Revenue Bonds,
               Series 1992 (Alliant
               Health System, Inc.
               Project), 6.436%,
               10/01/14

        1,000 Kentucky Development          11/01 at 100       AAA    1,012,600
               Finance Authority,
               Hospital Refunding and
               Improvement Revenue Bonds
               (St. Elizabeth Medical
               Center), Series 1991A,
               6.000%, 11/01/10

        5,000 Kentucky Economic             12/03 at 102       AAA    5,169,450
               Development Finance
               Authority, Hospital
               Facilities Revenue Bonds,
               Series 1993A (St.
               Elizabeth Medical Center,
               Inc. Project), 6.000%,
               12/01/22

        9,500 Kentucky Economic              2/07 at 102       AAA    9,526,220
               Development Finance
               Authority, Hospital
               Revenue and Refunding
               Revenue Bonds, Series
               1997 (Pikeville United
               Methodist Hospital of
               Kentucky, Inc. Project),
               5.700%, 2/01/28

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds, Series 1997
              (Appalachian Regional
              Healthcare, Inc. Project):
          500  5.500%, 10/01/07             No Opt. Call       N/R      411,230
          500  5.600%, 10/01/08              4/08 at 102       N/R      402,530
        3,500  5.850%, 10/01/17              4/08 at 102       N/R    2,451,260
        1,500  5.875%, 10/01/22              4/08 at 102       N/R    1,009,395

        1,665 McCracken County,             11/04 at 102       AAA    1,786,712
               Kentucky, Hospital
               Facilities Revenue
               Refunding Bonds, Series
               1994A (Mercy Health
               System), 6.300%, 11/01/06

-------------------------------------------------------------------------------
              Housing/Multifamily - 1.2%

        2,500 Greater Kentucky Housing       1/03 at 100       AAA    2,521,650
               Assistance Corporation,
               Mortgage Revenue
               Refunding Bonds, Series
               1993A (FHA-Insured
               Mortgage Loans - Section
               8 Assisted Projects),
               6.250%, 7/01/24

        3,510 City of Henderson,             5/09 at 102       N/R    2,934,957
               Kentucky, Residential
               Facilities Revenue Bonds
               (Pleasant Pointe
               Project), Senior Tax-
               Exempt Series 1999A,
               6.125%, 5/01/29

-------------------------------------------------------------------------------
              Housing/Single Family -
               8.0%

        2,000 Kentucky Housing              11/10 at 100       AAA    2,012,740
               Corporation, Housing
               Revenue Bonds, 2000
               Series F, 5.850%, 7/01/20
               (Alternative Minimum Tax)

        7,500 Kentucky Housing               7/06 at 102       AAA    7,680,900
               Corporation, Housing
               Revenue Bonds, 1996
               Series E, 6.300%, 1/01/28
               (Alternative Minimum Tax)

        3,000 Kentucky Housing               6/07 at 102       AAA    3,081,510
               Corporation, Housing
               Revenue Bonds, 1997
               Series B, 6.250%, 7/01/28
               (Alternative Minimum Tax)

          845 Kentucky Housing               1/01 at 102       AAA      863,353
               Corporation, Housing
               Revenue Bonds (FHA-
               Insured/VA Guaranteed
               Mortgage Loans), 1988
               Series C, 7.900%, 1/01/21
               (Alternative Minimum Tax)

        1,000 Kentucky Housing               7/02 at 102       AAA    1,030,860
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1992B, 6.625%, 7/01/14

           90 Kentucky Housing               1/03 at 102       AAA       92,056
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1991C-1, 6.600%, 1/01/11

        2,560 Kentucky Housing               1/09 at 101       AAA    2,362,496
               Corporation, Housing
               Revenue Bonds, 1998
               Series F, 5.000%, 7/01/18
               (Alternative Minimum Tax)

          680 Kentucky Housing               1/04 at 102       AAA      695,565
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series A, 6.500%, 7/01/17

        1,665 Kentucky Housing               7/04 at 102       AAA    1,701,647
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series C, 6.400%, 1/01/17

        1,810 Kentucky Housing               1/05 at 102       AAA    1,860,354
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1995
               Series B, 6.625%, 7/01/26
               (Alternative Minimum Tax)

              Kentucky Housing
               Corporation, Housing
               Revenue Bonds, 1999
               Series B:
        5,335  5.250%, 1/01/28               4/09 at 101       AAA    4,888,781
               (Alternative Minimum Tax)
        9,480  5.200%, 1/01/31               4/09 at 101       AAA    8,745,110

-------------------------------------------------------------------------------
              Long-Term Care - 4.6%

        4,840 City of Florence,              8/09 at 101         A    4,785,986
               Kentucky, Housing
               Facilities Revenue Bonds,
               Series 1999 (Bluegrass
               RHF Housing, Inc.
               Project), 6.375%, 8/15/29


--------------------------------------------------------------------------------
14

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care
              (continued)

              County of Jefferson,
              Kentucky, First Mortgage
              Revenue Bonds, Series
              1994 (The First
              Christian Church Homes
              of Kentucky Project):
   $    1,240  6.000%, 11/15/09             11/04 at 102       BBB $  1,211,393
          715  6.125%, 11/15/13             11/04 at 102       BBB      669,748
        3,210  6.125%, 11/15/18             11/04 at 102       BBB    2,922,191

              Kentucky Economic
              Development Finance
              Authority, Health Care
              Facilities Revenue
              Bonds, Series 1998 (The
              Christian Church Homes
              of Kentucky, Inc.
              Obligated Group):
        1,800  5.375%, 11/15/23              5/08 at 102       BBB    1,430,406
        4,250  5.500%, 11/15/30              5/08 at 102       BBB    3,362,600

        5,700 Kentucky Economic              1/08 at 105       AAA    5,748,691
               Development Finance
               Authority, Tax Exempt
               Mortgage Revenue Bonds
               (South Central Nursing
               Homes, Inc. Project),
               Series 1997A, 6.000%,
               7/01/27

-------------------------------------------------------------------------------
              Tax Obligation/General -
               2.0%

        2,500 County of Jefferson,           5/09 at 100        AA    2,608,150
               Kentucky, General
               Obligation Refunding
               Bonds, Series 1999C,
               6.150%, 5/15/16
               (Alternative Minimum
               Tax)

        1,310 Commonwealth of Puerto     7/06 at 101 1/2         A    1,300,241
               Rico, Public
               Improvement Bonds of
               1996, 5.400%, 7/01/25

        2,000 Commonwealth of Puerto         7/07 at 100         A    1,978,380
               Rico, Public
               Improvement Refunding
               Bonds of 1997, 5.375%,
               7/01/25

        2,600 Commonwealth of Puerto         7/10 at 100       AAA    2,691,858
               Rico, Public
               Improvement Bonds of
               2000, 5.750%, 7/01/26

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               21.4%

        1,875 Bell County Public             3/11 at 102       AAA    1,916,981
               Properties Corporation,
               Kentucky, First
               Mortgage Revenue Bonds
               (Judicial Center
               Project), Series 2000,
               5.850%, 9/01/28

          615 Boone County School            2/03 at 102       Aa3      635,215
               District Finance
               Corporation, Kentucky,
               School Building
               Refunding and
               Improvement Revenue
               Bonds, Series 1993,
               6.000%, 2/01/18

        1,595 City of Bowling Green         12/04 at 102        A2    1,710,909
               Municipal Projects
               Corporation, Kentucky,
               Lease Revenue Bonds,
               Series 1994, 6.500%,
               12/01/14

        1,005 Casey County School            3/05 at 102       Aa3    1,038,597
               District Finance
               Corporation, School
               Building Revenue Bonds,
               Series 1995,
               5.750%, 3/01/15

              Daviess County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds, Series 1994:
          505  5.800%, 5/01/11               5/04 at 102       Aa3      528,387
          535  5.800%, 5/01/12               5/04 at 102       Aa3      558,396
          570  5.800%, 5/01/13               5/04 at 102       Aa3      592,703
          600  5.800%, 5/01/14               5/04 at 102       Aa3      621,726

              Fayette County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds, Series 2000:
        1,665  5.500%, 6/01/18               6/10 at 101       AA-    1,686,961
        2,795  5.500%, 6/01/20               6/10 at 101       AA-    2,810,373

        1,070 Fleming County School          3/05 at 102        A+    1,107,076
               District Finance
               Corporation, School
               Building Revenue Bonds,
               Series 1995,
               5.875%, 3/01/15

        3,155 City of Florence Public        6/07 at 102       AAA    3,095,023
               Properties Corporation,
               Kentucky, First
               Mortgage Revenue Bonds
               (Administrative Office
               Complex Project),
               Series 1997, 5.500%,
               6/01/27

        1,260 Floyd County Public            3/06 at 102        A+    1,218,962
               Properties Corporation,
               Kentucky, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1995A, 5.550%, 9/01/23

        3,550 Floyd County Public            3/06 at 102        A+    3,664,239
               Properties Corporation,
               Kentucky, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1996B, 6.200%, 9/01/26

        1,200 Floyd County School            5/05 at 102       Aa3    1,220,412
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.500%, 5/01/15

              Hardin County Building
               Commission, Kentucky,
               Revenue Bonds
               (Detention Facility
               Project), Series 1994:
          525  6.200%, 12/01/11             12/04 at 102       AAA      559,115
        1,775  6.250%, 12/01/14             12/04 at 102       AAA    1,880,062

          300 Hardin County School           6/01 at 103       Aa3      312,147
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series of 1991,
               6.800%, 6/01/10


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    3,465 Hopkins County School          6/04 at 102       Aa3 $  3,657,100
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.200%, 6/01/19

        3,195 Jefferson County School        2/06 at 102       AAA    3,151,708
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1996A,
               5.125%, 2/01/16

          761 County of Jefferson,           6/01 at 101       N/R      773,440
               Kentucky, Equipment Lease
               Purchase Revenue Bonds,
               Series 1987 (Energy
               System Project), 9.000%,
               6/01/03

          141 County of Jefferson,           6/01 at 102       N/R      144,723
               Kentucky, Equipment Lease
               Purchase Revenue Bonds,
               Series 1988 (Energy
               System Project), 9.500%,
               6/01/03

              Jessamine County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds,
              Series 1991:
          510  6.750%, 6/01/10               6/01 at 103       Aa3      530,946
          545  6.750%, 6/01/11               6/01 at 103       Aa3      567,383

        2,500 Jessamine County School        6/04 at 102       Aa3    2,590,925
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.125%, 6/01/19
        4,500 Kenton County Public           3/09 at 101       Aa3    4,052,340
               Properties Corporation,
               Kentucky, First Mortgage
               Revenue Bonds (Courthouse
               Facilities Project), 1998
               Series A, 5.000%, 3/01/29

              City of Ewing, Kentucky
              Area Development Districts
              Financing Trust, Lease
              Acquisition Program
              Revenue Bonds, Fixed Rate
              Series 2000C:
          750  5.850%, 6/01/20               6/10 at 102        AA      757,193
        1,000  6.000%, 6/01/30               6/10 at 102        AA    1,009,510

          400 Commonwealth of Kentucky,      5/10 at 100       AAA      410,656
               State Property and
               Buildings Commission,
               Agency Fund Revenue
               Bonds, Project No. 66A,
               5.750%, 5/01/20

          400 Commonwealth of Kentucky,     11/01 at 102        A+      415,272
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds, Project
               No. 40, 2nd Series,
               6.875%, 11/01/07

          250 Commonwealth of Kentucky,     10/01 at 102       Aa3      258,940
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds, Project
               No. 53, 6.625%, 10/01/07

          125 The Turnpike Authority of      1/01 at 100        A+      125,128
               Kentucky, Resource
               Recovery Road Revenue
               Refunding Bonds, 1985
               Series A, 6.000%, 7/01/09

              Lexington Center
              Corporation, Kentucky,
              Mortgage Revenue Refunding
              and Improvement Bonds,
              Series 1993A:
        2,600  0.000%, 10/01/11             No Opt. Call        A1    1,487,538
        2,550  0.000%, 10/01/12             No Opt. Call        A1    1,369,758

          435 Lincoln County School          5/02 at 102       Aa3      453,666
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.200%, 5/01/12

          650 Magoffin County School         6/10 at 101       Aa3      665,665
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series of 2000,
               5.750%, 6/01/20

        1,525 McCracken County Public        9/06 at 102       AAA    1,566,770
               Properties Corporation,
               Kentucky, Public Project
               Revenue Bonds (Court
               Facilities Project),
               Series 1995, 5.900%,
               9/01/26

        1,365 McCreary County School         8/05 at 102       Aa3    1,391,795
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Second Series of
               1995, 5.600%, 8/01/16

        1,410 Morgan County School           9/04 at 102       Aa3    1,447,111
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.000%, 9/01/14

       13,000 Mount Sterling, Kentucky,      3/03 at 102        Aa   13,244,400
               Lease Revenue Bonds
               (Kentucky League of
               Cities Funding Program),
               Series 1993A, 6.200%,
               3/01/18

              Pendleton County,
              Kentucky, County Lease
              Revenue Bonds, Kentucky
              Associated Counties
              Leasing Trust Program,
              Series 1993-A:
       12,960  6.500%, 3/01/19               3/03 at 102         A   13,426,690
          500  6.400%, 3/01/19              No Opt. Call         A      545,610

        8,250 Puerto Rico Highway and        7/16 at 100         A    8,266,748
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.500%, 7/01/36

          115 Puerto Rico Infrastructure     1/01 at 100      BBB+      116,840
               Finance Authority,
               Special Tax Revenue
               Bonds, Series 1988A,
               7.750%, 7/01/08


--------------------------------------------------------------------------------
16

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    7,000 Warren County Justice           9/07 at 102       AAA $  6,782,440
               Center Expansion
               Corporation, Kentucky,
               First Mortgage Revenue
               Bonds, AOC Judicial
               Facility, Series 1997A,
               5.250%, 9/01/24

--------------------------------------------------------------------------------
              Transportation - 4.9%

       10,640 Kenton County Airport           2/02 at 100      BBB-   10,183,438
               Board, Special
               Facilities Revenue
               Bonds, 1992 Series A
               (Delta Air Lines, Inc.
               Project), 6.125%,
               2/01/22 (Alternative
               Minimum Tax)

        1,250 Kenton County Airport           3/06 at 102       AAA    1,283,775
               Board,
               Cincinnati/Northern
               Kentucky International
               Airport Revenue Bonds,
               Series 1996B, 5.750%,
               3/01/13

        5,000 Regional Airport                7/05 at 102       AAA    4,940,700
               Authority of Louisville
               and Jefferson County,
               Kentucky, Airport
               System Revenue Bonds,
               1995 Series A, 5.625%,
               7/01/25 (Alternative
               Minimum Tax)

        6,000 Regional Airport                3/09 at 101      Baa3    5,207,640
               Authority of Louisville
               and Jefferson County,
               Kentucky, Special
               Facilities Revenue
               Bonds, 1999 Series A
               (Airis Louisville -
                L.L.C. Project),
               5.500%, 3/01/19
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------
              U.S. Guaranteed - 11.8%

          430 Bardstown Independent          11/02 at 102    Aa3***      453,156
               School District Finance
               Corporation, School
               Building Refunding and
               Improvement Revenue
               Bonds, Series of 1992,
               6.375%, 5/01/17 (Pre-
               refunded to 11/01/02)

          725 Bell County School              9/01 at 102     A+***      752,304
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.875%, 9/01/11 (Pre-
               refunded to 9/01/01)

        1,000 Boone County School             9/01 at 103    Aa3***    1,046,420
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series C of
               1991, 6.750%, 9/01/11
               (Pre-refunded to
               9/01/01)

        1,215 Boone County School            12/02 at 102    Aa3***    1,276,430
               District Finance
               Corporation, Kentucky,
               School Building
               Refunding and
               Improvement Revenue
               Bonds, Series 1992,
               6.125%, 12/01/17 (Pre-
               refunded to 12/01/02)

              Christian County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds, Series 1991:
          565  6.750%, 6/01/10 (Pre-          6/01 at 102      A***      582,848
               refunded to 6/01/01)
          600  6.750%, 6/01/11 (Pre-          6/01 at 102      A***      618,954
               refunded to 6/01/01)

        1,645 City of Edgewood Public        12/01 at 102     A2***    1,715,110
               Properties Corporation,
               Kentucky, First
               Mortgage Revenue Bonds
               (Public Facilities
               Project), Series 1991,
               6.700%, 12/01/21 (Pre-
               refunded to 12/01/01)

              City of Florence Public
              Properties Corporation,
              Kentucky, First Mortgage
              Revenue Bonds
              (Recreational Facilities
              Project):
          100  7.000%, 3/01/10 (Pre-          3/01 at 103     A3***      103,591
               refunded to 3/01/01)
          320  7.000%, 3/01/14 (Pre-          3/01 at 103     A3***      331,594
               refunded to 3/01/01)
          345  7.000%, 3/01/15 (Pre-          3/01 at 103     A3***      357,499
               refunded to 3/01/01)
          360  7.000%, 3/01/16 (Pre-          3/01 at 103     A3***      373,043
               refunded to 3/01/01)

       16,500 Jefferson County Capital   2/01 at 24 11/16       AAA    4,033,590
               Projects Corporation,
               Kentucky, Lease Revenue
               Bonds, Series 1989B,
               0.000%, 8/15/19 (Pre-
               refunded to 2/15/01)

        4,900 County of Jefferson,           10/02 at 102       AAA    5,150,880
               Kentucky, Insured
               Hospital Revenue Bonds,
               Series 1992 (Alliant
               Health System, Inc.
               Project), 6.436%,
               10/01/14 (Pre-refunded
               to 10/29/02)

          815 Kenton County School           12/01 at 102    Aa3***      849,874
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.800%, 12/01/11 (Pre-
               refunded to 12/01/01)

              Kentucky Development
              Finance Authority,
              Hospital Facilities
              Revenue Bonds, Series
              1991A (St. Luke
              Hospital, Inc.):
        2,000  7.000%, 10/01/11 (Pre-        10/01 at 102       AAA    2,082,240
               refunded to 10/01/01)
        9,070  7.000%, 10/01/21 (Pre-        10/01 at 102       AAA    9,442,958
               refunded to 10/01/01)

          600 Kentucky Infrastructure         6/05 at 102    AA-***      654,318
               Authority,
               Infrastructure
               Revolving Fund Program
               Revenue Bonds,1995
               Series J, 6.375%,
               6/01/14 (Pre-refunded
               to 6/01/05)

        2,075 Commonwealth of                 9/04 at 102    Aa3***    2,212,988
               Kentucky, State
               Property and Buildings
               Commission, Revenue
               Bonds, Project No. 56,
               6.000%, 9/01/14 (Pre-
               refunded to 9/01/04)

          250 Laurel County School            3/01 at 102     A+***      256,538
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, 7.000%, 3/01/10
               (Pre-refunded to
               3/01/01)

        1,000 Lawrence County School         11/04 at 102    Aa3***    1,095,070
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.750%, 11/01/14 (Pre-
               refunded to 11/01/04)


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

              Lexington-Fayette Urban
              County Government
              (Kentucky), Governmental
              Project Revenue Bonds,
              Series 1994 (University of
              Kentucky Alumni
              Association, Inc. -
               Commonwealth Library
              Project):
   $    3,195  6.750%, 11/01/17 (Pre-       11/04 at 102       AAA $  3,507,215
               refunded to 11/01/04)
        4,320  6.750%, 11/01/24 (Pre-       11/04 at 102       AAA    4,742,150
               refunded to 11/01/04)

        2,790 The City of Louisville         6/01 at 103      A***    2,906,315
               Parking Authority of
               River City, Inc.
               (Kentucky), First
               Mortgage Revenue Bonds,
               Series 1991, 6.875%,
               12/01/20 (Pre-refunded to
               6/01/01)

              Montgomery County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds,
              Series 1991:
          305  6.800%, 6/01/09 (Pre-         6/01 at 102    Aa3***      314,617
               refunded to 6/01/01)
          325  6.800%, 6/01/10 (Pre-         6/01 at 102    Aa3***      335,247
               refunded to 6/01/01)
          350  6.800%, 6/01/11 (Pre-         6/01 at 102    Aa3***      361,036
               refunded to 6/01/01)

        2,000 Northern Kentucky              1/01 at 102       AAA    2,044,660
               University Certificates
               of Participation, Student
               Housing Facilities,
               Series 1991, 7.250%,
               1/01/12 (Pre-refunded to
               1/01/01)

        1,230 Perry County School            7/02 at 102    Aa3***    1,286,912
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.250%, 7/01/11 (Pre-
               refunded to 7/01/02)

        2,800 City of Russell, Kentucky,     1/10 at 100   Baa2***    2,910,432
               Health System Revenue
               Bonds, Our Lady of
               Bellefonte Hospital
               Issue, Series 1997
               (Franciscan Health
               Partnership, Inc.),
               Refunding Revenue Bonds,
               5.500%, 7/01/15 (Pre-
               refunded to 1/01/10)

-------------------------------------------------------------------------------
              Utilities - 8.5%

        6,000 County of Boone, Kentucky,     1/04 at 102       AAA    5,964,780
               Collateralized Pollution
               Control Revenue Refunding
               Bonds, 1994 Series A (The
               Cincinnati Gas and
               Electric Company
               Project), 5.500%, 1/01/24

        5,030 County of Carroll,             2/02 at 102        A1    5,070,341
               Kentucky, Collateralized
               Pollution Control Revenue
               Bonds (Kentucky Utilities
               Company Project), 1992
               Series B, 6.250%, 2/01/18

        1,750 County of Jefferson,           4/05 at 102        A1    1,751,610
               Kentucky, Pollution
               Control Revenue Bonds,
               1995 Series A (Louisville
               Gas and Electric Company
               Project), 5.900%, 4/15/23

        1,250 Mercer County, Kentucky,       2/02 at 102        A1    1,274,450
               Collateralized Pollution
               Control Revenue Bonds
               (Kentucky Utilities
               Company Project), Series
               1992A, 6.250%, 2/01/18

              Owensboro, Kentucky,
               Electric Light and Power
               Revenue Bonds, Series
               1991B:
        7,100  0.000%, 1/01/11              No Opt. Call       AAA    4,263,905
        6,475  0.000%, 1/01/12              No Opt. Call       AAA    3,661,095
        7,900  0.000%, 1/01/17              No Opt. Call       AAA    3,274,787
       13,300  0.000%, 1/01/18              No Opt. Call       AAA    5,184,872
        5,100  0.000%, 1/01/19              No Opt. Call       AAA    1,865,070
        4,725  0.000%, 1/01/20              No Opt. Call       AAA    1,628,377

          400 City of Owensboro,            No Opt. Call       AAA      346,156
               Kentucky, Electric Light
               and Power System Revenue
               Bonds, Series 1993A,
               0.000%, 1/01/04
               (Alternative Minimum Tax)

        3,000 Puerto Rico Electric Power     7/04 at 102        A-    3,134,850
               Authority, Power Revenue
               Bonds, Series T, 6.000%,
               7/01/16

-------------------------------------------------------------------------------
              Water and Sewer - 5.8%

        1,405 Christian County Water        10/09 at 101       Aaa    1,456,423
               District, Kentucky,
               Waterworks Revenue Bonds,
               Series 1999, 6.000%,
               1/01/30

          625 City of Danville,             12/01 at 103       AAA      655,556
               Kentucky, Multi-City
               Lease Revenue Bonds (City
               of Radcliff, Kentucky -
                Sewer System Revenue
               Project), Fixed Rate
               Series 1991-B, 6.875%,
               3/01/19 (Optional put
               12/01/10)

        1,750 City of Henderson,            11/04 at 103       AAA    1,856,470
               Kentucky, Water and Sewer
               Revenue and Refunding
               Bonds, Series of 1994A,
               6.100%, 11/01/14

          500 Kentucky Infrastructure        6/01 at 102       Aa3      515,105
               Authority, Infrastructure
               Revolving Fund Program
               Revenue Bonds, 1991
               Series E, 6.500%, 6/01/11

              Kentucky Infrastructure
               Authority, Infrastructure
               Revolving Fund Program
               Revenue Bonds,1995 Series
               J:
          440  6.300%, 6/01/10               6/05 at 102       AA-      478,500
          360  6.350%, 6/01/11               6/05 at 102       AA-      392,227


--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer
              (continued)

              Kentucky Infrastructure
               Authority, Governmental
               Agencies Program Revenue
               Bonds, 1995 Series G:
   $      420  6.300%, 8/01/10               8/05 at 102         A $    450,853
          445  6.350%, 8/01/11               8/05 at 102         A      478,994
          825  6.375%, 8/01/14               8/05 at 102         A      895,373

              Louisville and Jefferson
              County Metropolitan Sewer
              District, Kentucky, Sewer
              and Drainage System
              Revenue Bonds, Series
              1994A:
        2,720  6.750%, 5/15/19              11/04 at 102       AAA    2,987,784
        2,070  6.500%, 5/15/24              11/04 at 102       AAA    2,255,224
        2,500  6.750%, 5/15/25              11/04 at 102       AAA    2,746,120

        3,865 Louisville and Jefferson       2/05 at 102       Aaa    3,804,590
               County Metropolitan Sewer
               District, Kentucky, Sewer
               and Drainage System
               Revenue Bonds, Series
               1996A, 5.400%, 5/15/22

        6,000 Louisville and Jefferson      11/07 at 101       AAA    5,913,300
               County Metropolitan Sewer
               District, Kentucky, Sewer
               and Drainage System
               Revenue Bonds, Series
               1997B, 5.350%, 5/15/22

          500 Paducah, Kentucky,             7/01 at 102       AAA      516,580
               Waterworks Revenue
               Refunding Bonds, Series
               1991, 6.700%, 7/01/09

-------------------------------------------------------------------------------
   $  461,617 Total Investments (cost                               420,814,998
               $414,026,956) - 95.7%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                      19,014,126
               Liabilities - 4.3%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $439,829,124
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 2.6%
   $    7,500 The Economic Development      10/03 at 102      BBB+ $  7,179,375
               Corporation of Dickinson
               County (Michigan),
               Pollution Control
               Refunding Revenue Bonds
               (Champion International
               Corporation Project),
               Series 1993, 5.850%,
               10/01/18
-------------------------------------------------------------------------------
              Capital Goods - 0.4%

        1,055 Michigan Strategic Fund,      12/03 at 102       BBB      988,957
               Limited Obligation
               Revenue Bonds (WMX
               Technologies, Inc.
               Project), Series 1993,
               6.000%, 12/01/13
               (Alternative Minimum Tax)
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.7%

        2,500 Michigan Strategic Fund,      No Opt. Call         A    2,774,125
               Limited Obligation
               Refunding Revenue Bonds,
               Series 1991A,
               7.100%, 2/01/06

        2,000 Michigan Strategic Fund,       9/05 at 102         A    2,055,980
               Multi-Modal
               Interchangeable Rate
               Pollution Control
               Refunding Revenue Bonds
               (General Motors
               Corporation), Series
               1995, 6.200%, 9/01/20

-------------------------------------------------------------------------------
              Consumer Staples - 0.1%

          300 The Children's Trust Fund,     7/10 at 100       Aa3      300,312
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 0.6%

        1,800 Board of Regents of           12/06 at 101       AAA    1,782,900
               Eastern Michigan
               University, General
               Revenue Bonds, Series
               1997, 5.500%, 6/01/27

-------------------------------------------------------------------------------
              Healthcare - 14.4%

          500 City of Farmington Hills       2/02 at 102       AAA      521,880
               Hospital Finance
               Authority (Michigan),
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series 1992A,
               6.500%, 2/15/11

              City of Flint Hospital
              Building Authority,
              Revenue Rental Bonds,
              Series 1998B (Hurley
              Medical Center):
        1,000  5.375%, 7/01/18               7/08 at 101      Baa1      781,160
        1,000  5.375%, 7/01/28               7/08 at 101      Baa1      725,820

          160 County of Grand Traverse       7/02 at 102       AAA      163,718
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (Munson
               Healthcare Obligated
               Group), Series 1992A,
               6.250%, 7/01/22

        1,290 Kent Hospital Finance         11/01 at 102       AAA    1,333,009
               Authority (Michigan),
               Hospital Revenue
               Refunding Bonds (Pine
               Rest Christian Hospital),
               Series 1992, 6.500%,
               11/01/10

        3,530 Lake View Community            2/07 at 101       N/R    3,198,957
               Hospital Authority
               (Michigan), Hospital
               Revenue Refunding Bonds,
               Series 1997,
               6.250%, 2/15/13

        6,500 Michigan State Hospital        8/03 at 102      BBB-    5,655,910
               Finance Authority,
               Revenue and Refunding
               Bonds (The Detroit
               Medical Center Obligated
               Group), Series 1993A,
               6.500%, 8/15/18

        1,000 Michigan State Hospital       11/01 at 102       AAA    1,036,730
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Sparrow
               Obligated Group), Series
               1991, 6.500%, 11/15/11

        2,920 Michigan State Hospital        8/04 at 102      BBB-    2,210,090
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993B, 5.500%, 8/15/23

        1,000 Michigan State Hospital        1/05 at 102        A+    1,015,130
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Otsego
               Memorial Hospital,
               Gaylord, Michigan),
               Series 1995, 6.125%,
               1/01/15

        5,000 Michigan State Hospital       11/09 at 101        AA    5,059,250
               Finance Authority,
               Revenue Bonds (Ascension
               Health Credit Group),
               Series 1999A, 6.125%,
               11/15/26

        1,000 Michigan State Hospital       No Opt. Call       BBB      992,090
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Gratiot
               Community Hospital, Alma,
               Michigan), Series 1995,
               6.100%, 10/01/07

        1,000 Michigan State Hospital       10/06 at 102       BBB      868,660
               Finance Authority,
               Hospital Revenue Bonds
               (Michigan Community
               Hospital), Series 1996,
               6.250%, 10/01/27

        2,000 Michigan State Hospital        8/07 at 101       AA-    1,953,980
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Mercy
               Health Services), Series
               1997S, 5.500%, 8/15/20

        1,975 Michigan State Hospital        5/08 at 101       BBB    1,596,195
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Hackley
               Hospital Obligated
               Group), Series 1998A,
               5.375%, 5/15/19

        1,250 Michigan State Hospital        8/08 at 101      BBB-      883,788
               Finance Authority,
               Hospital Revenue Bonds
               (The Detroit Medical
               Center Obligated Group),
               Series 1998A, 5.250%,
               8/15/28

        2,200 Michigan State Hospital       11/09 at 101       AA-    2,181,982
               Finance Authority,
               Hospital Revenue Bonds
               (Henry Ford Health
               System), Series 1999A,
               6.000%, 11/15/24


--------------------------------------------------------------------------------
20

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              Pontiac Hospital Finance
              Authority, Michigan,
              Hospital Revenue Refunding
              Bonds (NOMC Obligated
              Group), Series 1993:
   $    3,000  6.000%, 8/01/18               8/03 at 102      BBB- $  2,410,650
        5,165  6.000%, 8/01/23               8/03 at 102      BBB-    3,955,254

        3,000 Royal Oak Hospital Finance     1/06 at 102       AAA    2,879,370
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (William
               Beaumont Hospital),
               Series 1996I, 5.250%,
               1/01/20

          500 City of Saginaw Hospital       7/01 at 102       AAA      515,370
               Finance Authority,
               Michigan (St. Luke's
               Hospital), Hospital
               Revenue Refunding Bonds,
               Series 1991 C, 6.750%,
               7/01/17

-------------------------------------------------------------------------------
              Housing/Multifamily - 4.7%

          420 Grand Rapids Housing           1/04 at 104       AAA      435,254
               Corporation, Multifamily
               Revenue Refunding Bonds,
               Series 1992 (FHA-Insured
               Mortgage Loan - Section 8
               Assisted Elderly
               Project), 7.375%, 7/15/41

          750 Grand Rapids Housing           9/04 at 100       AAA      806,438
               Finance Authority,
               Multifamily Housing
               Refunding Revenue Bonds,
               Series 1990A (Fannie Mae
               Collateralized), 7.625%,
               9/01/23

        1,190 Michigan State Housing         4/05 at 102       Aaa    1,236,719
               Development Authority,
               Limited Obligation Multi-
               Family Revenue Refunding
               Bonds, Series 1995A (GNMA
               Collateralized Program -
                Parc Pointe Apartments),
               6.500%, 10/01/15

        6,000 Michigan State Housing        No Opt. Call       AA-    1,771,500
               Development Authority,
               Section 8 Assisted
               Mortgage Revenue Bonds,
               Series 1983I,
               0.000%, 4/01/14

        5,000 Michigan State Housing         4/01 at 102       AA-    5,129,500
               Development Authority,
               Rental Housing Revenue
               Bonds, 1990 Series B,
               7.550%, 4/01/23

          400 Michigan State Housing        10/02 at 102       AA-      415,060
               Development Authority,
               Rental Housing Revenue
               Bonds, 1992 Series A,
               6.650%, 4/01/23

        1,000 Michigan State Housing         6/05 at 102       AAA    1,035,020
               Development Authority,
               Rental Housing Revenue
               Bonds, 1995 Series B,
               6.150%, 10/01/15

        2,500 Michigan State Housing         4/09 at 101       AAA    2,243,875
               Development Authority,
               Rental Housing Revenue
               Bonds, 1999 Series A,
               5.300%, 10/01/37
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               2.9%

        2,000 Michigan State Housing         6/10 at 101       AAA    2,075,220
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1999B-1,
               6.300%, 12/01/20
               (Alternative Minimum Tax)

        1,565 Michigan State Housing         6/04 at 102       AA+    1,594,657
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1994A, 6.450%, 12/01/14

        3,930 Michigan State Housing        12/04 at 102       AA+    4,102,134
               Development Authority,
               Single Family Mortgage
               Revenue Refunding Bonds,
               Series 1994C, 6.500%,
               6/01/16

          375 Michigan State Housing         6/05 at 102       AA+      378,323
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1995
               Series A, 6.800%,
               12/01/16

-------------------------------------------------------------------------------
              Long-Term Care - 5.9%

        2,000 The Economic Development       7/09 at 101         A    1,817,760
               Corporation of the
               Charter Township of Grand
               Rapids (Michigan),
               Limited Obligation
               Revenue Bonds (Porter
               Hills Obligated Group -
                Cook Valley Estate
               Project), Series 1999,
               5.450%, 7/01/29

        2,500 The Economic Development       5/07 at 102       BBB    2,199,525
               Corporation of the City
               of Kalamazoo, Limited
               Obligation Revenue and
               Refunding Revenue Bonds
               (Friendship Village of
               Kalamazoo), Series 1997A,
               6.250%, 5/15/27

        1,200 Michigan State Hospital        7/05 at 102       N/R    1,096,824
               Finance Authority,
               Revenue Bonds
               (Presbyterian Villages of
               Michigan Obligation
               Group), Series 1995,
               6.500%, 1/01/25

              Michigan State Hospital
              Finance Authority, Revenue
              Bonds (Presbyterian
              Villages of Michigan
              Obligated Group),
              Series 1997:
          600  6.375%, 1/01/15               1/07 at 102       N/R      556,584
          500  6.375%, 1/01/25               1/07 at 102       N/R      450,470


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Long-Term Care (continued)

            Michigan Strategic Fund,
            Limited Obligation Revenue
            Bonds (Porter Hills
            Presbyterian Village Inc.
            Project), Series 1998:
 $      400  5.300%, 7/01/18                 7/08 at 101         A $    361,240
      2,675  5.375%, 7/01/28                 7/08 at 101         A    2,345,173

      2,000 Michigan Strategic Fund,        11/08 at 101       N/R    1,589,140
             Limited Obligation Revenue
             and Refunding Revenue
             Bonds, Series 1998 (Holland
             Home), 5.750%, 11/15/28

      7,110 Michigan Strategic Fund,         6/08 at 100      BBB+    5,815,980
             Limited Obligation Revenue
             Bonds (Clark Retirement
             Community Inc. Project),
             Series 1998, 5.250%,
             6/01/18

        250 The Economic Development         3/02 at 101       Aaa      255,400
             Corporation of the City of
             Warren, Nursing Home
             Revenue Refunding Bonds
             (GNMA Mortgage-Backed
             Security - Autumn Woods
             Project), Series 1992,
             6.900%, 12/20/22

-------------------------------------------------------------------------------
            Tax Obligation/General -
             23.2%

      1,100 School District of the City     11/07 at 100       AAA    1,036,420
             of Birmingham, County of
             Oakland, State of Michigan,
             School Building and Site
             Bonds, Series 1998, 5.000%,
             11/01/20

      2,455 Charlotte Public Schools,        5/09 at 100       AAA    2,364,975
             County of Easton, State of
             Michigan, 1999 School
             Building and Site Bonds
             (General Obligation -
              Unlimited Tax), 5.250%,
             5/01/25

      2,500 Clarkston Community Schools,     5/07 at 100       AAA    2,418,350
             County of Oakland, State of
             Michigan, 1997 School
             Building and Site Bonds
             (General Obligation -
              Unlimited Tax), 5.250%,
             5/01/23

      1,800 Coopersville Area Public         5/09 at 100       AAA    1,646,010
             Schools, Counties of Ottawa
             and Muskegon, State of
             Michigan, 1999 School
             Building and Site Bonds
             (General Obligation -
              Unlimited Tax), 5.000%,
             5/01/29

      2,520 City of Detroit, Michigan        4/10 at 101       AAA    2,542,025
             (General Obligation -
              Unlimited Tax), Series
             1999-B, 5.500%, 4/01/18

      9,410 School District of the City      5/09 at 101       AAA    8,282,306
             of Detroit, Wayne County,
             Michigan, School Building
             and Site Improvement Bonds
             (General Obligation -
              Unlimited Tax), Series
             1998A, 4.750%, 5/01/28

      1,000 Frankenmuth School District,     5/10 at 100       AAA    1,026,420
             Counties of Saginaw and
             Tuscola, State of Michigan,
             2000 School Building and
             Site Bonds (General
             Obligation - Unlimited
             Tax), 5.625%, 5/01/16

      2,430 School District of Garden        5/04 at 101       AAA    2,572,592
             City, County of Wayne,
             State of Michigan, 1994
             Refunding Bonds (General
             Obligation - Unlimited
             Tax), 6.400%, 5/01/11

      5,600 Grand Ledge Public Schools,      5/05 at 102       AAA    5,454,232
             Counties of Eaton, Clinton
             and Ionia, State of
             Michigan, 1995 Refunding
             Bonds, 5.375%, 5/01/24

      2,000 Jonesville Community             5/09 at 100       AAA    2,031,220
             Schools, Counties of
             Hillsdale and Jackson,
             State of Michigan, 1999
             School Building and Site
             Bonds (General Obligation -
              Unlimited Tax), 5.750%,
             5/01/29

      2,700 Livonia Public School           No Opt. Call       AAA    1,879,848
             District, County of Wayne,
             State of Michigan, 1992
             School Building and Site
             Bonds, Series II (General
             Obligation - Unlimited
             Tax), 0.000%, 5/01/08

      2,000 Livonia Public School            5/10 at 100       AAA    2,058,160
             District, County of Wayne,
             State of Michigan, 2000
             School Building and Site
             Bonds (General Obligation -
              Unlimited Tax), 5.875%,
             5/01/25

      2,000 Macomb Township Building         4/08 at 101       AAA    2,086,860
             Authority, County of
             Macomb, State of Michigan,
             2000 Building Authority
             Bonds, 6.000%, 4/01/27

      2,800 Michigan Municipal Bond         No Opt. Call       AAA    1,937,880
             Authority, Local Government
             Loan Program Revenue Bonds,
             Series 1991C, Group A,
             0.000%, 6/15/08

      2,775 Milan Area Schools, Counties     5/10 at 100       AAA    2,855,114
             of Washtenaw and Monroe,
             State of Michigan, 2000
             School Building and Site
             Bonds (General Obligation -
              Unlimited Tax), Series A
             and B, 5.750%, 5/01/20

            Okemos Public Schools,
            County of Ingham, State of
            Michigan, 1993 Refunding
            Bonds:
      1,000  0.000%, 5/01/17                No Opt. Call       AAA      408,330
      1,020  0.000%, 5/01/18                No Opt. Call       AAA      391,721

      1,500 Portage Lake Water and          10/05 at 102       AAA    1,566,045
             Sewage Authority, Houghton
             County, Michigan, General
             Obligation Limited Tax
             Refunding Bonds, 6.200%,
             10/01/20

      1,215 Potterville Public Schools,      5/09 at 100       AAA    1,244,646
             County of Easton, State of
             Michigan, 1999 School
             Building and Site Bonds
             (General Obligation -
              Unlimited Tax), 5.750%,
             5/01/20

        500 Redford Union School            No Opt. Call       AAA      475,320
             District No. 1, County of
             Wayne, State of Michigan,
             1997 Refunding Bonds
             (General Obligation -
              Unlimited Tax), 5.000%,
             5/01/22



--------------------------------------------------------------------------------
22

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

   $    1,235 Rochester Community            5/10 at 100       AAA $  1,268,814
               School District,
               Counties of Oakland and
               Macomb, State of
               Michigan, 2000 School
               Building and Site and
               Refunding Bonds, Series
               I (General Obligation -
                Unlimited Tax),
               5.750%, 5/01/19

          750 South Lyon Community           5/01 at 102       AAA      769,575
               Schools, Counties of
               Oakland, Washtenaw and
               Livingston, State of
               Michigan, 1991
               Refunding Bonds
               (General Obligation -
                Unlimited Tax),
               6.250%, 5/01/14

        2,500 City of Taylor Building        3/10 at 100       AAA    2,427,350
               Authority, County of
               Wayne, State of
               Michigan, Limited Tax
               General Obligation
               Bonds, Series 2000,
               5.125%, 3/01/17

        2,470 Waterford School               6/04 at 101       AAA    2,640,924
               District, County of
               Oakland, State of
               Michigan, School
               District Bonds, Series
               1995 (General
               Obligation - Unlimited
               Tax), 6.375%, 6/01/14

        5,000 Wayland Union School           5/05 at 101       AAA    5,384,850
               District, Counties of
               Allegan, Barry and
               Kent, State of
               Michigan, 1994 School
               and Building Site Bonds
               (General Obligation -
                Unlimited Tax),
               6.250%, 5/01/14

        3,270 West Ottawa Public            No Opt. Call       AAA    1,335,239
               Schools, County of
               Ottawa, State of
               Michigan, 1992
               Refunding Bonds
               (General Obligation -
                Unlimited Tax),
               0.000%, 5/01/17

        1,000 Western Townships              1/02 at 100       AAA    1,019,000
               Utilities Authority,
               Sewage Disposal System
               Refunding Bonds, Series
               1991, 6.500%, 1/01/10

        5,175 Williamston Community         No Opt. Call       AAA    5,248,019
               School District
               (General Obligation -
                Unlimited Tax), Series
               1996 (Q-SBLF),
               5.500%, 5/01/25

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               17.0%

        2,000 City of Detroit Building       2/07 at 101         A    2,076,580
               Authority, Revenue
               Bonds (District Court
               Madison Center), Series
               A, 6.150%, 2/01/11

        3,705 City of Detroit Downtown       7/08 at 100       AAA    3,288,002
               Development Authority,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series
               1998A, 4.750%, 7/01/25

       15,460 Detroit/Wayne County           2/07 at 102       AAA   14,851,340
               Stadium Authority
               (State of Michigan),
               Building Authority
               Stadium Bonds,
               Series 1997 (Wayne
               County Limited Tax -
                General Obligation),
               5.250%, 2/01/27

              Downtown Development
              Authority of the City of
              Grand Rapids, Michigan,
              Tax Increment Revenue
              Bonds, Series 1994:
        3,985  0.000%, 6/01/17              No Opt. Call       AAA    1,619,823
        3,495  0.000%, 6/01/18              No Opt. Call       AAA    1,336,104
        1,650  6.875%, 6/01/24               6/04 at 102       AAA    1,787,412

          250 Michigan Municipal Bond       12/01 at 100       AAA      249,365
               Authority, Local
               Government Loan Program
               Revenue Bonds, Series
               1991A (Insured Wayne
               County Refunding
               Bonds), 4.750%,
               12/01/09

        1,500 Michigan Municipal Bond       10/09 at 100       AAA    1,358,175
               Authority, State
               Revolving Fund Revenue
               Bonds, Drinking Water
               Revolving Fund Revenue
               Bonds, Series 1998,
               4.750%, 10/01/20

              State Building
              Authority, State of
              Michigan, 1991 Revenue
              Refunding Bonds, Series
              I:
        1,000  6.750%, 10/01/11             10/01 at 102       AA+    1,036,610
        5,000  6.250%, 10/01/20             10/01 at 102       AA+    5,127,750

        7,585 State Building                10/01 at 102       AA+    7,786,837
               Authority, State of
               Michigan, 1991 Revenue
               Bonds, Series II,
               6.250%, 10/01/20

        1,500 The State of Michigan,         6/10 at 100       AAA    1,506,060
               Certificates of
               Participation, 525
               Redevco Inc, 5.500%,
               6/01/20

        6,000 The House of                  No Opt. Call       AAA    1,640,040
               Representatives of the
               State of Michigan,
               Certificates of
               Participation, 0.000%,
               8/15/23

        2,260 Puerto Rico Highway and    7/02 at 101 1/2         A    2,357,293
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V,
               6.625%, 7/01/12

        1,085 Romulus Tax Increment         11/06 at 100       N/R    1,145,109
               Finance Authority,
               Wayne County, Michigan
               (Limited Obligation
               Revenue Bonds), 1994
               Development Bonds,
               Remarketed, 6.750%,
               11/01/19

-------------------------------------------------------------------------------
              Transportation - 0.9%

          250 Capital Region Airport         7/02 at 102       AAA      260,838
               Authority (Lansing,
               Michigan), Airport
               Revenue Bonds, Series
               1992, 6.700%, 7/01/21
               (Alternative Minimum
               Tax)

        2,500 Charter County of Wayne,      12/08 at 101       AAA    2,284,750
               Michigan, Detroit
               Metropolitan Wayne
               County Airport Revenue
               Bonds, Series 1998A,
               5.000%, 12/01/22
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
23

                 Portfolio of Investments (Unaudited)
                 Nuveen Michigan Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed - 11.0%

 $    1,000 City of Battle Creek,            5/04 at 102    N/R*** $  1,112,170
             County of Calhoun, State
             of Michigan, Battle Creek
             Downtown Development
             Authority, 1994
             Development Bonds, 7.600%,
             5/01/16 (Pre-refunded to
             5/01/04)

      1,800 City of Battle Creek,            5/04 at 102     A-***    1,990,620
             County of Calhoun, State
             of Michigan, Tax Increment
             Finance Authority, 1994
             Development Bonds, 7.400%,
             5/01/16 (Pre-refunded to
             5/01/04)

        750 City of Detroit, Michigan,       4/01 at 102       AAA      773,828
             General Obligation Bonds
             (Unlimited Tax), Series
             1991, 8.000%, 4/01/11
             (Pre-refunded to 4/01/01)

      1,650 School District of the City      5/01 at 102       AAA    1,701,398
             of Detroit, Wayne County,
             Michigan, School Building
             and Site Bonds, (Unlimited
             Tax-General Obligation),
             Series 1991, 7.150%,
             5/01/11 (Pre-refunded to
             5/01/01)

      5,000 City of Detroit Downtown         7/06 at 102       AAA    5,483,550
             Development Authority,
             Michigan, Tax Increment
             Refunding Bonds
             (Development Area No. 1
             Projects), Series 1996C,
             6.250%, 7/01/25 (Pre-
             refunded to 7/01/06)

        500 City of Farmington Hills         2/02 at 102       AAA      521,880
             Hospital Finance Authority
             (Michigan), Hospital
             Revenue Bonds (Botsford
             General Hospital), Series
             1992A, 6.500%, 2/15/22
             (Pre-refunded to 2/15/02)

        750 City of Hudsonville             10/02 at 102       AAA      792,930
             Building Authority, County
             of Ottawa, State of
             Michigan, Building
             Authority Refunding Bonds,
             Series 1992, 6.600%,
             10/01/17 (Pre-refunded to
             10/01/02)

      2,000 Huron Valley School              5/01 at 102       AAA    2,061,200
             District, Counties of
             Oakland and Livingston,
             State of Michigan, 1991
             School Building and Site
             Bonds, 7.100%, 5/01/08
             (Pre-refunded to 5/01/01)

      4,000 Lake Orion Community School      5/05 at 101       AAA    4,425,160
             District, County of
             Oakland, State of
             Michigan, 1994 Refunding
             Bonds (General
             Obligation - Unlimited
             Tax), 7.000%, 5/01/15
             (Pre-refunded to 5/01/05)

      3,000 Michigan Higher Education        5/01 at 103    N/R***    3,124,980
             Facilities Authority,
             Revenue Limited Obligation
             Revenue Bonds (Aquinas
             College Project), 7.350%,
             5/01/11 (Pre-refunded to
             5/01/01)

        555 Michigan Municipal Bond         10/02 at 102       AAA      586,768
             Authority, State Revolving
             Fund Revenue Bonds, Series
             1992A, 6.600%, 10/01/18
             (Pre-refunded to 10/01/02)

            Michigan Municipal Bond
            Authority, State Revolving
            Fund Revenue Bonds, Series
            1994:
      1,000  6.500%, 10/01/14 (Pre-         10/04 at 102       AAA    1,087,090
             refunded to 10/01/04)
      1,000  6.500%, 10/01/17 (Pre-         10/04 at 102       AAA    1,087,090
             refunded to 10/01/04)

        500 Michigan State Hospital         12/02 at 102       AAA      532,830
             Finance Authority,
             Hospital Revenue Bonds
             (MidMichigan Obligated
             Group), Series 1992,
             6.900%, 12/01/24 (Pre-
             refunded to 12/01/02)

        800 Michigan State Hospital          2/01 at 102       AAA      820,432
             Finance Authority, Revenue
             Bonds, Sisters of Mercy
             Health Corporation,
             Series 1991J, 7.200%,
             2/15/18 (Pre-refunded to
             2/15/01)

      1,000 Michigan State Hospital         11/01 at 102    Aa2***    1,042,760
             Finance Authority,
             Hospital Revenue Bonds
             (Daughters of Charity
             National Health System -
              Providence Hospital),
             Series 1991, 7.000%,
             11/01/21 (Pre-refunded to
             11/01/01)

      1,000 Oakland County Michigan         11/04 at 102       Aaa    1,102,450
             Economic Development
             Corporation, Limited
             Obligation Revenue
             Refunding Bonds, Cranbrook
             Educational Community,
             Series C, 6.900%, 11/01/14
             (Pre-refunded to 11/01/04)

        180 Saginaw-Midland Municipal        9/04 at 102     A2***      197,248
             Water Supply Corporation,
             State of Michigan, Water
             Supply Revenue Bonds
             (Limited Tax - General
             Obligation), Series 1992,
             6.875%, 9/01/16 (Pre-
             refunded to 9/01/04)

      7,000 Vicksburg Community           5/06 at 37 1/4       AAA    2,015,930
             Schools, Counties of
             Kalamazoo and St. Joseph,
             State of Michigan, 1991
             School Building and Site
             Bonds, 0.000%, 5/01/20
             (Pre-refunded to 5/01/06)

-------------------------------------------------------------------------------
            Utilities - 3.9%

      3,000 Michigan State South            11/04 at 102      Baa1    3,211,650
             Central Power Agency,
             Power Supply System
             Revenue Refunding Bonds,
             7.000%, 11/01/11

      3,500 Michigan State Strategic         6/04 at 102       AAA    3,690,085
             Fund, Limited Obligation
             Revenue Refunding Bonds,
             Detroit Education Company,
             Series B, 6.450%, 6/15/24

      1,000 Monroe County Michigan          No Opt. Call       AAA    1,198,450
             Economic Development
             Corporation, Limited
             Obligation Revenue
             Refunding Bonds,
             Collateralized, Detroit
             Edison Company, Series,
             AA, 6.950%, 9/01/22

      1,000 County of Monroe, Michigan,     No Opt. Call       AAA    1,054,910
             Pollution Control Revenue
             Bonds (The Detroit Edison
             Company Project),
             Series A-1994, 6.350%,
             12/01/04 (Alternative
             Minimum Tax)

      4,000 Puerto Rico Electric Power      No Opt. Call       AAA    1,693,440
             Authority, Power Revenue
             Refunding Bonds, Series O,
             0.000%, 7/01/17


--------------------------------------------------------------------------------
24

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer - 9.8%

   $   10,500 City of Detroit, Michigan,     7/05 at 101       AAA $ 10,159,590
               Sewage Disposal System
               Revenue Refunding Bonds,
               Series 1995-B,
               5.250%, 7/01/21

              City of Detroit, Michigan,
              Sewage Disposal System
              Revenue Bonds, Series
              1999-A:
        4,455  0.000%, 7/01/19              No Opt. Call       AAA    1,590,252
        8,000  5.750%, 7/01/26               1/10 at 101       AAA    8,173,920
        2,500  5.875%, 7/01/27               1/10 at 101       AAA    2,581,100
        2,500 City of Detroit, Michigan,     1/10 at 101       AAA    2,554,350
               Water Supply System
               Revenue Bonds (Senior
               Lien), Series 1999-A,
               5.750%, 7/01/26

          500 City of Grand Rapids,          7/08 at 101       AAA      441,400
               Michigan, Sanitary Sewer
               System Improvement and
               Refunding Revenue Bonds,
               Series 1998A, 4.750%,
               1/01/28

        1,500 Michigan Municipal Bond       10/10 at 101       AAA    1,578,510
               Authority, State
               Revolving Fund Revenue
               Bonds, Drinking Water
               Revolving Fund,
               Series 2000, 5.875%,
               10/01/17

-------------------------------------------------------------------------------
   $  309,400 Total Investments (cost                               275,204,742
               $269,771,990) - 99.1%
     --------------------------------------------------------------------------
------------
              Other Assets Less                                       2,374,593
               Liabilities - 0.9%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $277,579,335
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.6%

   $    2,000 Missouri Economic             12/01 at 102       N/R $  2,049,600
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Refunding Bonds
               (Drury Inn Project),
               Series 1988, Remarketing,
               8.250%, 12/01/12

        3,225 The Industrial Development    No Opt. Call       AAA    1,470,181
               Authority of the City of
               St. Louis, Missouri,
               Senior Lien Revenue Bonds
               (St. Louis Convention
               Center Headquarters Hotel
               Project), Series 2000A,
               0.000%, 7/15/15 (WI,
               settling 12/14/00)

-------------------------------------------------------------------------------
              Consumer Staples - 4.0%

        3,000 The Industrial Development     5/08 at 101        AA    2,780,790
               Authority of the County
               of Cape Girardeau,
               Missouri, Solid Waste
               Disposal Revenue Bonds
               (The Procter & Gamble
               Products Company
               Project), 1998 Series,
               5.300%, 5/15/28
               (Alternative Minimum Tax)

        1,000 The Children's Trust Fund,     7/10 at 100       Aa3    1,001,040
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

        5,100 Missouri State Development    No Opt. Call        AA    4,823,376
               Finance Board, Solid
               Waste Disposal Revenue
               Bonds (Procter & Gamble
               Paper Products Company
               Project), Series 1999,
               5.200%, 3/15/29
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 11.6%

        4,050 The Junior College             9/10 at 102       N/R    4,178,385
               District of Mineral Area,
               Missouri (Mineral Area
               College), Student Housing
               System Revenue Bonds,
               Series 2000, 7.250%,
               9/01/31

        1,000 Missouri Higher Education      2/02 at 102         A    1,033,670
               Loan Authority, Student
               Loan Revenue Bonds,
               Series 1992 Subordinate
               Lien, 6.500%, 2/15/06
               (Alternative Minimum Tax)

        4,190 Missouri Higher Education      2/04 at 102         A    4,400,087
               Loan Authority, Student
               Loan Revenue Bonds,
               Series 1994F, 6.750%,
               2/15/09 (Alternative
               Minimum Tax)

        3,630 Health and Educational         6/04 at 102        A2    3,740,642
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (University
               of Health Sciences
               Project), Series 1994,
               6.350%, 6/01/14

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Educational Facilities
              Revenue Bonds (Maryville
              University of St. Louis
              Project), Series 1997:
        1,000  5.625%, 6/15/13               6/07 at 101      Baa1    1,010,100
        1,750  5.750%, 6/15/17               6/07 at 101      Baa1    1,721,545

          500 Health and Educational        11/08 at 101       AA+      449,375
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (The
               Washington University),
               Series 1998A, 5.000%,
               11/15/37

        1,100 Health and Educational        10/08 at 100       N/R      960,443
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (The
               Barstow School), Series
               1998, 5.250%, 10/01/23

        1,000 Health and Educational         1/10 at 100        AA    1,013,370
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Central
               Institute for the Deaf),
               Series 1999, 5.850%,
               1/01/22

          900 Health and Educational         6/08 at 102        A1      912,024
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Stephens
               College Issue), Series
               1999, 6.000%, 6/01/24

        3,375 Health and Educational         6/10 at 100      Baa1    3,470,378
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Maryville
               University of St. Louis
               Project), Series 2000,
               6.750%, 6/15/30

              The Industrial Development
              Authority of the City of
              St. Louis, Missouri,
              Industrial Revenue
              Refunding Bonds (Kiel
              Center Multipurpose Arena
              Project), Series 1992:
          650  7.625%, 12/01/09             12/02 at 102       N/R      670,046
               (Alternative Minimum Tax)
        1,000  7.750%, 12/01/13             12/02 at 102       N/R    1,035,170
               (Alternative Minimum Tax)
          500  7.875%, 12/01/24             12/02 at 102       N/R      519,290
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare  - 15.0%

          415 Dent County Industrial         6/01 at 102       N/R      425,628
               Development Authority,
               Missouri, Industrial
               Development Revenue Bonds
               (Southeast Missouri
               Community Treatment
               Center), 8.500%, 6/01/12

          775 Farmington Industrial          6/01 at 102       N/R      794,848
               Development Authority,
               Missouri, Revenue Bonds,
               Series 1992 (Southeast
               Missouri Community
               Treatment Center
               Project), 8.500%, 6/01/12

              The Industrial Development
              Authority of the County of
              Jackson, State of
              Missouri, Health Care
              System Revenue Bonds, St.
              Joseph Health Center
              Issue, Series 1992:
        1,815  6.500%, 7/01/12               7/02 at 102       AAA    1,892,029
        6,250  6.500%, 7/01/19               7/02 at 102       AAA    6,486,563


--------------------------------------------------------------------------------
26

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    2,565 Health and Educational         2/02 at 102       AAA $  2,656,647
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Health Midwest),
               Series 1992B, 6.250%,
               2/15/12

          555 Health and Educational        11/02 at 102      BBB+      566,161
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Heartland Health
               System Project), Series
               1992, 6.875%, 11/15/04

          650 Health and Educational         5/04 at 102       Aa3      683,521
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (BJC Health
               System), Series 1994A,
               6.500%, 5/15/20

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Freeman Health
              System Project), Series
              1998:
        3,700  5.250%, 2/15/18               2/08 at 102      BBB+    3,060,936
        1,575  5.250%, 2/15/28               2/08 at 102      BBB+    1,224,216

          395 Health and Educational         2/06 at 102      BBB+      376,625
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lake of the Ozarks
               General Hospital Inc.),
               Series 1996, 6.500%,
               2/15/21

          790 Health and Educational        11/06 at 100      BBB+      619,755
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Capital Region
               Medical Center), Series
               1998, 5.250%, 11/01/23

        2,000 Health and Educational        12/10 at 101         A    2,002,360
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds, St. Anthony's
               Medical Center, Series
               2000, 6.250%, 12/01/30

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Lester Cox Medical
              Center), Series 1992H:
        2,650  0.000%, 9/01/17              No Opt. Call       AAA    1,053,958
        4,740  0.000%, 9/01/21              No Opt. Call       AAA    1,467,599
        6,300  0.000%, 9/01/22              No Opt. Call       AAA    1,835,694

        2,880 The Industrial Development     5/08 at 101      BBB+    2,312,294
               Authority of the County
               of Taney, Missouri,
               Hospital Revenue Bonds
               (The Skaggs Community
               Hospital Association),
               Series 1998, 5.400%,
               5/15/28

          950 Texas County, Missouri,        6/10 at 100       N/R      936,577
               Hospital Revenue Bonds
               (Texas County Memorial
               Hospital), Series 2000,
               7.250%, 6/15/25

              The Industrial Development
              Authority of the City of
              West Plains, Missouri,
              Hospital Facilities
              Revenue Bonds (Ozark
              Medical Center), Series
              1997:
          500  5.500%, 11/15/12             11/07 at 101       N/R      414,490
        2,095  5.600%, 11/15/17             11/07 at 101       N/R    1,654,673
        2,230  5.650%, 11/15/22             11/07 at 101       N/R    1,698,390

-------------------------------------------------------------------------------
              Housing/Multifamily -
               12.5%

        1,630 The Industrial Development    10/09 at 100       AAA    1,649,805
               Authority of the City of
               Lees Summit, Missouri,
               Multifamily Housing
               Revenue Bonds (Crossroads
               of Lees Summit Apartments
               Project), Series 1999A,
               6.100%, 4/01/24
               (Alternative Minimum Tax)

        1,980 Missouri Housing               1/03 at 100       AA+    1,998,216
               Development Commission,
               Housing Development
               Refunding Bonds
               (Federally Insured
               Mortgage Loans), 6.600%,
               7/01/24

          885 Missouri Housing              12/05 at 103       N/R      860,663
               Development Commission,
               Multifamily Housing
               Revenue Bonds, Series
               1995A (Primm Place
               Apartments Project),
               6.250%, 12/01/17
               (Alternative Minimum Tax)

        1,000 Missouri Housing               6/08 at 100       AAA      932,720
               Development Commission,
               Multifamily Housing
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loans), Series 1998,
               5.450%, 6/01/28
               (Alternative Minimum Tax)

        2,815 Missouri Housing               4/08 at 102       N/R    2,597,879
               Development Commission,
               Multifamily Housing
               Revenue Bonds (The
               Mansion Apartments -
                Phase II Project),
               Series 1999, 6.125%,
               10/01/22 (Alternative
               Minimum Tax)

        2,000 Housing Authority of St.       3/05 at 102       AAA    2,061,460
               Louis County, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Kensington Square
               Apartments Project),
               Series 1995, 6.650%,
               3/01/20

        9,105 The Industrial Development     8/06 at 105       AAA    9,580,008
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Bonds, Series
               1996A (GNMA Mortgage-
               Backed Securities -
                Covington Manor
               Apartments), 6.875%,
               8/20/36 (Alternative
               Minimum Tax)

        2,685 The Industrial Development     1/08 at 100       AAA    2,522,450
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Bonhomme Village
               Apartments Project),
               Series 1997A, 5.450%,
               1/01/28


--------------------------------------------------------------------------------
27

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily
            (continued)

 $      500 The Industrial Development       3/09 at 102       AAA $    453,145
             Authority of the County of
             St. Louis, Missouri,
             Multifamily Housing Revenue
             Refunding Bonds (GNMA
             Collateralized - Lucas Hunt
             Village Apartment Project),
             Series 1999A,
             5.200%, 9/20/31

      1,550 The Industrial Development       8/08 at 102       AAA    1,486,931
             Authority of the County of
             St. Louis, Missouri,
             Multifamily Housing Revenue
             Bonds, Series 1999B (GNMA
             Collateralized - Glen
             Trails West Apartments
             Project), 5.700%, 8/20/39
             (Alternative Minimum Tax)

      1,890 Land Clearance for               5/03 at 102       AAA    1,910,185
             Redevelopment Authority of
             the City of St. Louis,
             Missouri, Multifamily
             Mortgage Refunding Bonds,
             Series 1993 (FHA-Insured
             Mortgage Loan - St. Louis
             Place Apartments),
             6.250%, 8/01/27

        925 The Industrial Development       8/07 at 102       Aaa      924,898
             Authority of University
             City, Missouri, Revenue
             Refunding Bonds,
             Series 1997A (GNMA
             Collateralized - River
             Valley Apartments), 5.900%,
             2/20/37

-------------------------------------------------------------------------------
            Housing/Single Family - 8.2%

      1,500 Greene County, Missouri,        No Opt. Call       AAA    1,584,855
             Collateralized Single
             Family Mortgage Revenue
             Bonds, Series 1996,
             6.300%, 12/01/22
             (Alternative Minimum Tax)

      1,460 Missouri Housing Development     1/07 at 102       AAA    1,480,790
             Commission, Single Family
             Mortgage Revenue Bonds
             (Homeownership
             Loan Program), 1996 Series
             D, 6.125%, 3/01/28
             (Alternative Minimum Tax)

        810 Missouri Housing Development     3/07 at 105       AAA      889,947
             Commission, Single Family
             Mortgage Revenue Bonds
             (Homeownership
             Loan Program), 1997 Series
             A-2, 7.300%, 3/01/28
             (Alternative Minimum Tax)

            Missouri Housing Development
            Commission, Single Family
            Mortgage Revenue Bonds
            (Homeownership
            Loan Program), 1995 Series
            B, Remarketing:
      1,820  6.375%, 9/01/20                 9/06 at 102       AAA    1,875,237
             (Alternative Minimum Tax)
      1,435  6.450%, 9/01/27                 9/06 at 102       AAA    1,476,185
             (Alternative Minimum Tax)

        980 Missouri Housing Development     2/01 at 102       AAA    1,000,962
             Commission, Single Family
             Mortgage Revenue Bonds
             (GNMA Mortgage-Backed
             Securities Program), 1991
             Series A, 7.375%, 8/01/23
             (Alternative Minimum Tax)

            Missouri Housing Development
            Commission, Single Family
            Mortgage Revenue Bonds (GNMA
            Mortgage-Backed Securities
            Program), 1994 Series A:
        270  6.700%, 12/01/07               12/04 at 102       AAA      283,565
             (Alternative Minimum Tax)
      1,225  7.125%, 12/01/14               12/04 at 102       AAA    1,273,008
             (Alternative Minimum Tax)
        540  7.200%, 12/01/17               12/04 at 102       AAA      561,794
             (Alternative Minimum Tax)

        955 Missouri Housing Development     3/08 at 105       AAA    1,005,854
             Commission, Single Family
             Mortgage Revenue Bonds
             (Homeownership
             Loan Program), 1998 Series
             B-2, 6.400%, 3/01/29
             (Alternative Minimum Tax)

      4,000 Missouri Housing Development     9/09 at 100       AAA    4,107,720
             Commission, Single Family
             Mortgage Revenue Bonds
             (Homeownership
             Loan Program), 2000 Series
             A-1, 6.300%, 9/01/25

      2,000 Missouri Housing Development     3/10 at 100       AAA    2,050,680
             Commission, Single Family
             Mortgage Revenue Bonds
             (Homeownership
             Loan Program), 2000 Series
             B-1, 6.200%, 9/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Long-Term Care - 10.9%

      4,800 The Industrial Development      11/08 at 102       N/R    3,794,304
             Authority of Kansas City,
             Missouri, Retirement
             Facility Refunding and
             Improvement Revenue Bonds,
             Series 1998A (Kingswood
             Project), 5.875%, 11/15/29

      1,000 The Industrial Development       8/05 at 102       N/R    1,002,550
             Authority of the City of
             Lees Summit, Missouri,
             Health Facilities Revenue
             Bonds (John Knox Village
             Project), Series 1995,
             6.625%, 8/15/13

      5,000 The Industrial Development       8/09 at 101       N/R    4,805,900
             Authority of the City of
             Lees Summit, Missouri,
             Health Facilities Revenue
             Bonds (John Knox Village
             Project), Series 1999,
             6.000%, 8/15/17

      3,750 Health and Educational           2/06 at 102       N/R    3,560,288
             Facilities Authority of the
             State of Missouri, Health
             Facilities Revenue Bonds
             (Lutheran Senior Services),
             Series 1996A, 6.375%,
             2/01/27

      3,500 Health and Educational           2/07 at 102       N/R    3,170,510
             Facilities Authority of the
             State of Missouri, Health
             Facilities Revenue Bonds
             (Lutheran Senior Services),
             Series 1997, 5.875%,
             2/01/23

            The Industrial Development
            Authority of the County of
            St. Louis, Missouri,
            Refunding Revenue Bonds
            (Friendship Village of West
            County Project), Series
            1996A:
      1,265  5.750%, 9/01/05                No Opt. Call       N/R    1,268,517
      1,800  6.250%, 9/01/10                 9/06 at 102       N/R    1,789,416


--------------------------------------------------------------------------------
28

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care (continued)

              The Industrial Development
              Authority of the County of
              St. Louis, Missouri,
              Revenue Bonds
              (Bethesda Living Centers -
               Autumn View Gardens at
              Schuetz Road Project),
              Series 1998B:
   $      475  5.750%, 8/15/18               8/03 at 100       N/R $    393,789
        1,500  5.850%, 8/15/28               8/08 at 102       N/R    1,192,380

        2,425 The Industrial Development     8/05 at 104       AAA    2,493,143
               Authority of the County
               of St. Louis, Missouri,
               Healthcare Facilities
               Revenue Bonds, Series
               1995 (GNMA
               Collateralized - Mother
               of Perpetual Help
               Project), 6.250%, 8/01/28

-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.6%

        1,000 Jefferson City School         No Opt. Call       Aa2    1,131,970
               District, Missouri,
               General Obligation Bonds,
               Series 1991A, 6.700%,
               3/01/11

          750 Bolivar R-1 School             3/10 at 100       AA+      755,228
               District of Polk County,
               Missouri, General
               Obligation Bonds
               (Missouri Direct Deposit
               Prorgam), Series 2000,
               5.700%, 3/01/20

        1,345 Pattonville R-3 School        No Opt. Call       AAA    1,547,853
               District, St. Louis
               County, Missouri, General
               Obligation Bonds, Series
               2000, 6.500%, 3/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               16.1%

        2,285 The Public Building           11/06 at 101       BBB    2,368,311
               Corporation of the City
               of Branson, Missouri,
               Leasehold Revenue Bonds,
               Series 1995 (City Hall
               and Fire Station
               Improvement Projects),
               6.250%, 11/01/12

        1,875 The Public Building            6/10 at 100        AA    1,859,250
               Corporation of Christian
               County, Missouri,
               Leasehold Revenue Bonds,
               Series 2000
               (Justice Center Project),
               5.450%, 6/01/15

        1,025 Excelsior Springs School      No Opt. Call       AAA      500,354
               District Building
               Corporation, Missouri,
               Leasehold Revenue Bonds
               (Excelsior Springs 40
               School District of
               Excelsior Springs),
               Series 1994, 0.000%,
               3/01/14

        4,240 Howard Bend Levee District     3/09 at 101       N/R    4,153,462
               (St. Louis County,
               Missouri), Levee District
               Improvement Bonds,
               Series 1999,
               5.850%, 3/01/19

        2,000 Jackson County Public         12/04 at 100       AAA    2,077,040
               Facilities Authority,
               Missouri, Leasehold
               Revenue Refunding and
               Improvement Bonds
               (Jackson County - Capital
               Improvements Project),
               Series 1994, 6.125%,
               12/01/15

        1,200 Land Clearance for            12/05 at 102       AAA    1,248,300
               Redevelopment Authority
               of Kansas City, Missouri,
               Lease Revenue Bonds,
               (Municipal Auditorium and
               Muehlebach Hotel
               Redevelopment Project),
               Series 1995A, 5.900%,
               12/01/18

              The City of Lake St.
              Louis, Missouri,
              Certificates of
              Participation, Public
              Facilities Authority,
              Series 1993 (Municipal
              Golf Course Project):
        1,020  6.900%, 12/01/05             12/02 at 103       N/R    1,090,808
        2,720  7.550%, 12/01/14             12/02 at 103       N/R    2,942,251

        1,500 Missouri Development           4/10 at 100       AAA    1,535,220
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (Kansas
               City Midtown
               Redevelopment Projects),
               Series 2000A, 5.750%,
               4/01/22

          450 Monarch-Chesterfield Levee     3/10 at 101       AAA      465,998
               District (St. Louis
               County, Missouri), Levee
               District Improvement
               Bonds, Series 1999,
               5.750%, 3/01/19

              Puerto Rico Highway and
              Transportation Authority,
              Highway Revenue Bonds,
              Series Y of 1996:
          900  5.500%, 7/01/36               7/16 at 100         A      901,827
        4,500  5.000%, 7/01/36               7/16 at 100         A    4,163,175

          750 Puerto Rico Highway and        7/10 at 101         A      787,733
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.000%, 7/01/39

        3,000 Puerto Rico Public            No Opt. Call         A    3,103,140
               Building Authority,
               Revenue Refunding Bonds,
               Series L (Guaranteed by
               the Commonwealth of
               Puerto Rico), 5.500%,
               7/01/21

        2,500 The City of St. Louis,         7/03 at 101      BBB-    2,518,175
               Missouri, Letter of
               Intent Double Revenue
               Bonds, Series 2000
               (Lambert-St. Louis
               International Airport
               Project), 6.125%, 1/01/09

        1,750 Regional Convention and        8/07 at 100       AAA    1,729,823
               Sports Complex Authority,
               City of St. Louis,
               Missouri, Convention and
               Sports Facility Project
               and Refunding Bonds,
               Series C 1997, 5.300%,
               8/15/20

           45 The City of St. Louis          8/03 at 100       N/R       47,376
               Regional Convention and
               Sports Complex Authority,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series C of 1991,
               7.900%, 8/15/21

        2,950 The Public Building            6/10 at 100       AAA    3,083,930
               Corporation of the City
               of Springfield, Missouri,
               Leasehold Revenue Bonds,
               Series 2000A (Jordan
               Valley Park Projects),
               6.125%, 6/01/21


--------------------------------------------------------------------------------
29

                 Portfolio of Investments (Unaudited)
                 Nuveen Missouri Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Transportation - 4.0%

 $    2,000 Puerto Rico Ports Authority,     6/06 at 102      Baa2 $  2,032,260
             Special Facilities Revenue
             Bonds, 1996 Series A
             (American Airlines, Inc.
             Project), 6.250%, 6/01/26
             (Alternative Minimum Tax)

      1,000 The City of St. Louis,           7/07 at 101       AAA      942,630
             Missouri, Airport Revenue
             Bonds, Series 1997 (1997
             Capital Improvement
             Program), Lambert-St. Louis
             International Airport,
             5.250%, 7/01/27
             (Alternative Minimum Tax)

            Land Clearance for
            Redevelopment Authority of
            the City of St. Louis
            (Missouri), Tax Exempt
            Parking Facility Revenue
            Refunding and Improvement
            Bonds, Series of 1999C (LCRA
            Parking Facilities Project):
      2,400  7.050%, 9/01/24                 9/09 at 102       N/R    2,475,168
      1,000  7.000%, 9/01/29                 9/09 at 102       N/R    1,034,600

      2,250 The City of St. Louis,          12/06 at 102       AAA    2,224,800
             Missouri, Parking Revenue
             Refunding Bonds, Series
             1996, 5.375%, 12/15/21

-------------------------------------------------------------------------------
            U.S. Guaranteed - 9.2%

      4,500 Cape Girardeau County,          No Opt. Call       Aaa    2,145,600
             Missouri, Single Family
             Mortgage Revenue Bonds,
             Series 1983, 0.000%,
             12/01/14

      1,500 Clay County Public Building      5/02 at 102     A-***    1,594,950
             Authority, Leasehold
             Refunding and Improvement
             Revenue Bonds, Series 1992
             (Paradise Pointe Golf
             Course Project), 7.625%,
             5/15/14 (Pre-refunded to
             5/15/02)

        235 Greene County, Missouri,        No Opt. Call       Aaa      102,874
             Single Family Mortgage
             Revenue Bonds, Series 1984,
             0.000%, 3/01/16

      4,000 City of Kansas City,             9/04 at 101       AAA    4,359,600
             Missouri, General
             Improvement Airport Revenue
             Bonds, Series 1994B,
             6.875%, 9/01/14
             (Pre-refunded to 9/01/04)

        645 Kansas City Municipal           11/01 at 100     A3***      660,125
             Assistance Corporation,
             Leasehold Improvement
             Revenue Bonds, Series 1991A
             (Truman Medical Center
             Charitable Foundation
             Project), 7.000%, 11/01/09
             (Pre-refunded to 11/01/01)

      2,265 The Industrial Development       7/02 at 102    N/R***    2,371,953
             Authority of the City of
             Kirkwood, Missouri, Health
             Care System Revenue Bonds,
             St. Joseph Hospital of
             Kirkwood Issue, Series
             1992, 6.500%, 7/01/12 (Pre-
             refunded to 7/01/02)

      1,000 Missouri Economic                5/02 at 100    N/R***    1,036,840
             Development, Export and
             Infrastructure Board,
             Industrial Development
             Revenue Bonds (Community
             Water Company Inc.
             Project), Series 1992,
             7.125%, 5/01/17
             (Alternative Minimum Tax)
             (Pre-refunded to 5/15/02)

        600 Health and Educational          10/04 at 101     A2***      642,516
             Facilities Authority of the
             State of Missouri,
             Educational Facilities
             Revenue Bonds (St. Louis
             University High School),
             Series 1994, 6.350%,
             10/01/14 (Pre-refunded to
             10/01/04)

            Industrial Development
            Authority of the County of
            St. Louis, Missouri, Health
            Care Facilities Revenue
            Bonds, Series 1992 (Lutheran
            Health Care Association):
      2,565  7.375%, 2/01/14 (Pre-           2/02 at 102    N/R***    2,698,919
             refunded to 2/01/02)
      1,650  7.625%, 2/01/22 (Pre-           2/02 at 102    N/R***    1,740,800
             refunded to 2/01/02)

      1,000 Regional Convention and          8/03 at 100       AAA    1,064,430
             Sports Complex Authority,
             County of St. Louis,
             Missouri, Convention and
             Sports Facility Project
             Bonds, Series 1991B,
             7.000%, 8/15/11 (Pre-
             refunded to 8/15/03)

        955 Regional Convention and          8/03 at 100       AAA    1,038,228
             Sports Complex Authority,
             City of St. Louis,
             Missouri, Convention and
             Sports Facility Bonds,
             Series 1991C, 7.900%,
             8/15/21 (Pre-refunded to
             8/15/03)

        445 The Board of Education of       10/01 at 102       AAA      462,395
             the City of St. Louis
             (Missouri), General
             Obligation School Building
             Bonds, Series 1991, 6.750%,
             4/01/11 (Pre-refunded to
             10/01/01)

-------------------------------------------------------------------------------
            Utilities - 1.3%

      1,400 Puerto Rico Electric Power      No Opt. Call       AAA      592,704
             Authority, Power Revenue
             Refunding Bonds, Series O,
             0.000%, 7/01/17

      2,000 City of Sikeston, Missouri,     No Opt. Call       AAA    2,220,520
             Electric System Revenue
             Bonds, 1992 Series, 6.200%,
             6/01/10

-------------------------------------------------------------------------------
            Water and Sewer - 3.1%

      1,635 Missouri State Environmental     4/09 at 100        AA    1,655,683
             Improvement and Energy
             Resources Authority, Water
             Facilities Refunding
             Revenue Bonds (Tri-County
             Water Authority Project),
             Series 1999, 6.000%,
             4/01/22

      1,600 State Environmental             12/01 at 102       Aaa    1,662,144
             Improvement and Energy
             Resources Authority (State
             of Missouri), Water
             Pollution Control Revenue
             Bonds (State Revolving Fund
             Program - Multiple
             Participants), Series
             1991A, 6.875%, 6/01/14

      2,000 State Environmental              7/02 at 102       Aaa    2,090,000
             Improvement and Energy
             Resources Authority (State
             of Missouri), Water
             Pollution Control Revenue
             Bonds (State Revolving Fund
             Program - Multiple
             Participants),
             Series 1992A,
             6.550%, 7/01/14


--------------------------------------------------------------------------------
30

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer
              (continued)

   $      600 State Environmental            7/04 at 102       Aaa $    651,105
               Improvement and Energy
               Resources Authority
               (State of Missouri),
               Water Pollution Control
               Revenue Bonds (State
               Revolving Fund Program -
                Multiple Participants),
               Series 1994B,
               7.200%, 7/01/16

          595 State Environmental            4/01 at 102       Aaa      607,883
               Improvement and Energy
               Resources Authority
               (State of Missouri),
               Water Pollution Control
               Revenue Bonds (State
               Revolving Fund Program -
                City of Springfield
               Project), Series 1990A,
               7.000%, 10/01/10

          125 City of Osceola, Missouri,     5/01 at 100       N/R      125,270
               Sewer System Refunding
               and Improvement Revenue
               Bonds, Series 1989,
               8.000%, 11/01/09

-------------------------------------------------------------------------------
   $  230,045 Total Investments (cost                               213,687,451
               $212,666,807) - 99.1%
     --------------------------------------------------------------------------
------------
              Other Assets Less                                       2,028,338
               Liabilities - 0.9%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $215,715,789
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
31

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund
                 November 30, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.3%

   $    1,650 Toledo Lucas County Ohio       3/02 at 102       AA- $  1,719,581
               Port Authority, Port
               Revenue Refunding Bonds
               (Cargill Inc. Project),
               7.250%, 3/01/22

-------------------------------------------------------------------------------
              Capital Goods - 0.3%

        1,670 Ohio Water Development         3/02 at 102       N/R    1,717,294
               Authority, Revenue Bonds,
               USA Waste Services,
               Series 1992, 7.750%,
               9/01/07 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.3%

        1,700 City of Moraine, Ohio,        No Opt. Call         A    1,707,633
               Solid Waste Disposal
               Revenue Bonds (General
               Motors Corporation
               Project), Series 1999,
               5.650%, 7/01/24
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.1%

        3,500 State of Ohio, Education       6/07 at 102       AAA    3,550,295
               Loan Revenue Bonds,
               Series 1997A
               (Supplemental Student
               Loan Program), 1997A1,
               5.850%, 12/01/19
               (Alternative Minimum Tax)

        2,025 Ohio Higher Educational       12/03 at 102       AAA    2,163,571
               Facility Commission,
               Higher Educational
               Facility Mortgage Revenue
               Bonds (University of
               Dayton - 1992 Project),
               6.600%, 12/01/17

        1,200 Ohio Higher Educational        9/06 at 101       N/R    1,221,072
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (The University of
               Findlay - 1996 Project),
               6.125%, 9/01/16

        5,000 Ohio Higher Educational        5/07 at 102       AAA    4,955,900
               Facility Commission,
               Revenue Bonds (Xavier
               University - 1997
               Project), 5.375%, 5/15/22

          910 Ohio Higher Educational       No Opt. Call        AA    1,041,131
               Facility Commission (Case
               Western Reserve
               University), 6.500%,
               10/01/20

        4,250 University of Cincinnati,      6/07 at 100       AAA    4,234,743
               Ohio, General Receipts
               Bonds, 5.375%, 6/01/20

        1,230 Youngstown State              12/04 at 102       AAA    1,319,667
               University, Ohio, General
               Receipts Bonds, 6.000%,
               12/15/16

-------------------------------------------------------------------------------
              Energy - 0.2%

        1,000 Ohio Air Quality               4/01 at 102      Baa2    1,025,560
               Development Authority,
               Air Quality Development
               Refunding Revenue Bonds,
               Series 1992 (Ashland Oil,
               Inc. Project), 6.850%,
               4/01/10

-------------------------------------------------------------------------------
              Healthcare - 16.4%

       10,000 Akron, Bath and Copley        11/09 at 101      Baa1    8,046,200
               Joint Township Hospital
               District, Ohio, Hospital
               Facilities Revenue Bonds,
               Series 1998A (Summa
               Health System Project),
               5.375%, 11/15/24

        1,250 County of Butler, Ohio,        1/02 at 102      Baa1    1,283,600
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds, Series
               1991 (Fort Hamilton -
                Hughes Memorial Hospital
               Center), 7.500%, 1/01/10

              City of Cambridge, Ohio,
              Hospital Revenue Refunding
              Bonds, Series 1991
              (Guernsey Memorial
              Hospital Project):
          500  8.000%, 12/01/06             12/01 at 102       BBB      517,555
        1,000  8.000%, 12/01/11             12/01 at 102       BBB    1,032,300

       12,000 County of Cuyahoga, Ohio,      2/09 at 101        A-   11,744,280
               Hospital Improvement
               Revenue Bonds, Series
               1999 (The Metrohealth
               System Project), 6.125%,
               2/15/24

        1,000 County of Cuyahoga, Ohio,      2/07 at 102       AAA    1,017,650
               Hospital Improvement and
               Refunding Revenue Bonds,
               Series 1997
               (The MetroHealth System
               Project), 5.625%, 2/15/17

        2,010 County of Erie, Ohio,          1/02 at 102         A    2,085,375
               Hospital Improvement and
               Refunding Revenue Bonds,
               Series 1992
               (Firelands Community
               Hospital Project),
               6.750%, 1/01/08

              County of Franklin, Ohio,
              Hospital Refunding and
              Improvement Revenue Bonds,
              1996 Series A
              (The Children's Hospital
              Project):
        1,575  5.750%, 11/01/15             11/06 at 101        Aa    1,597,775
        5,275  5.875%, 11/01/25             11/06 at 101        Aa    5,292,513

              County of Franklin, Ohio,
              Hospital Revenue Bonds,
              Holy Cross Health Systems
              Corporation, Series 1996:
          965  5.800%, 6/01/16               6/06 at 102       AA-      984,561
        2,000  5.875%, 6/01/21               6/06 at 102       AA-    2,025,380

        1,500 Franklin County, Ohio,        12/00 at 102       AAA    1,533,450
               Hospital Revenue
               Refunding Bonds (Holy
               Cross Health System - Mt.
               Carmel Health), Series
               1990-A, 7.625%, 6/01/09


--------------------------------------------------------------------------------
32

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    3,000 County Of Hamilton, Ohio,      1/03 at 102         A $  3,125,250
               Hospital Facilities
               Revenue Refunding Bonds,
               Series 1992A (Bethesda
               Hospital, Inc.), 6.250%,
               1/01/12

        5,690 County of Lorain, Ohio,       11/05 at 102       AAA    5,570,851
               Hospital Facilities
               Revenue and Refunding
               Bonds, Series 1995 (EMH
               Regional Medical Center),
               5.375%, 11/01/21

        3,000 County of Lucas, Ohio,         8/02 at 102       AAA    3,146,610
               Hospital Improvement
               Revenue Bonds, Series
               1992 (St. Vincent Medical
               Center), 6.500%, 8/15/12

        2,000 County of Marion, Ohio,        5/06 at 102      BBB+    1,947,220
               Hospital Refunding and
               Improvement Revenue
               Bonds, Series 1996
               (The Community Hospital),
               6.375%, 5/15/11

        1,250 Maumee, Ohio, Hospital        12/04 at 102       AAA    1,287,150
               Facilities Revenue Bonds
               (St. Luke's Hospital),
               Series 1994, 5.800%,
               12/01/14

        4,405 County of Miami, Ohio,         5/06 at 102       BBB    4,027,932
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds, Series
               1996A (Upper Valley
               Medical Center), 6.250%,
               5/15/16

        4,205 Miami County, Ohio,            5/06 at 102       BBB    3,876,590
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996C, 6.250%,
               5/15/13

        4,000 City of Middleburg             8/08 at 102       AAA    4,111,080
               Heights, Ohio, Hospital
               Improvement Refunding
               Revenue Bonds, Series
               1995 (Southwest General
               Health Center Project),
               5.625%, 8/15/15

              County of Montgomery,
              Ohio, Hospital Facilities
              Revenue Refunding and
              Improvement Bonds, Series
              1996 (Kettering Medical
              Center):
        1,500  5.625%, 4/01/16               4/06 at 102       AAA    1,528,740
        7,000  6.250%, 4/01/20              No Opt. Call       AAA    7,748,230

        9,500 County of Montgomery,          4/10 at 101      BBB+    9,309,715
               Ohio, Hospital Facilities
               Revenue Bonds, Series
               1999 (Kettering Medical
               Center Network Obligated
               Group), 6.750%, 4/01/22

        2,500 Montgomery County Ohio         5/03 at 101       AAA    2,628,150
               Revenue, Sisters Charity
               Health Care, Series
               1992A, 6.250%, 5/15/08

              City of Parma, Ohio,
              Hospital Improvement and
              Refunding Revenue Bonds,
              Series 1998 (The Parma
              Community Hospital
              Association):
        1,250  5.350%, 11/01/18             11/08 at 101        A-    1,094,150
        5,000  5.375%, 11/01/29             11/08 at 101        A-    4,196,750

        2,000 County of Richland, Ohio,     11/10 at 101        A-    1,969,760
               Hospital Facilities
               Revenue Improvement
               Bonds, Series 2000B,
               MedCentral Health System
               Obligated Group, 6.375%,
               11/15/22

        2,750 County of Trumbull, Ohio,     11/01 at 102       AAA    2,932,325
               Hospital Refunding and
               Improvement Revenue
               Bonds, Series 1991
               (Trumbull Memorial
               Hospital Project), Series
               1991B, 6.900%, 11/15/12

          750 County of Tuscarawas,         10/03 at 102      Baa2      687,660
               Ohio, Hospital Facilities
               Revenue Bonds, Series
               1993A (Union Hospital
               Project), 6.500%,
               10/01/21

-------------------------------------------------------------------------------
              Housing/Multifamily - 7.5%

        1,600 Butler County, Ohio,           9/08 at 103       N/R    1,483,376
               Multifamily Housing
               Revenue Bonds, Series
               1998 (Anthony Wayne
               Apartments Project),
               6.500%, 9/01/30
               (Alternative Minimum Tax)

        1,150 County of Clark, Ohio,        11/08 at 103       N/R    1,050,433
               Multifamily Housing
               Revenue Bonds (Church of
               God Retirement Home),
               Series 1998, 6.250%,
               11/01/30 (Alternative
               Minimum Tax)

        7,800 County of Cuyahoga, Ohio,      6/09 at 102       N/R    7,348,458
               Multifamily Housing First
               Mortgage Revenue Bonds,
               Series 1999A (Village of
               Euclid Apartments
               Project), 6.500%, 6/01/31

       16,105 County of Franklin, Ohio,     10/07 at 103       Aaa   15,210,045
               Mortgage Revenue Bonds,
               Series 1997 (GNMA
               Collateralized - Columbus
               Properties Project),
               5.600%, 4/20/39
               (Alternative Minimum Tax)

        6,200 Hamilton County, Multi-        1/07 at 102       AAA    6,132,978
               Family Housing Revenue
               Bonds (Huntington Meadows
               Project), Series 1997,
               5.700%, 1/01/27
               (Alternative Minimum Tax)

        2,705 County of Henry, Ohio,         8/09 at 102       AAA    2,811,820
               Health Care Facility
               Revenue Bonds, Series
               1999 (GNMA
               Collateralized - The
               Alpine Village Project),
               6.375%, 2/20/41

        1,790 Lucas Northgate Housing        1/04 at 102       Aaa    1,809,404
               Development Corporation,
               Ohio, Mortgage Revenue
               Refunding Bonds,
               Series 1999A (FHA-Insured
               Mortgage Loan - Northgate
               Apartments Section 8
               Assisted Project),
               5.950%, 7/01/19

        2,100 County of Marion, Ohio,        8/10 at 102       Aaa    2,119,026
               Mortgage Revenue Bonds,
               Series 2000A (GNMA
               Collateralized -
                Hearthside Apartments
               Project), 6.100%, 2/20/42
               (Alternative Minimum Tax)

        6,315 Ohio Capital Corporation       2/09 at 102       Aa2    6,387,370
               for Housing, Mortgage
               Revenue Refunding Bonds,
               Series 1999G (FHA-Insured
               Mortgage Loans - Section
               8 Assisted Projects),
               5.950%, 2/01/23


--------------------------------------------------------------------------------
33

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Single Family - 5.4%

 $    2,500 Ohio Housing Finance Agency,     7/09 at 100       Aaa $  2,482,125
             Residential Mortgage
             Revenue Bonds, 1999 Series
             C (Mortgage-Backed
             Securities Program),
             5.750%, 9/01/30
             (Alternative Minimum Tax)

      4,965 Ohio Housing Finance Agency,     9/07 at 102       Aaa    4,903,434
             Residential Mortgage
             Revenue Bonds, 1996 Series
             B-3 (Mortgage-Backed
             Securities Program),
             5.750%, 9/01/28
             (Alternative Minimum Tax)

      4,435 Ohio Housing Finance Agency,     9/07 at 102       Aaa    4,368,032
             Residential Mortgage
             Revenue Bonds, Series
             1997C, 5.750%, 9/01/28
             (Alternative Minimum Tax)

      1,955 Ohio Housing Finance Agency,     9/04 at 102       Aaa    2,027,179
             Residential Mortgage
             Revenue Bonds, Series 1994-
             A1 (GNMA Mortgage-Backed
             Securities Program),
             6.100%, 9/01/14

      4,510 Ohio Housing Finance Agency,     9/04 at 102       AAA    4,733,606
             Residential Mortgage
             Revenue Bonds, Series
             1994B1, 6.375%, 9/01/14

     12,795 Ohio Housing Finance Agency,     9/07 at 102       Aaa   13,097,602
             Residential Mortgage
             Revenue Bonds, Series
             1997A, 6.150%, 3/01/29
             (Alternative Minimum Tax)

        165 Ohio Housing Finance Agency,     9/01 at 102       AAA      170,084
             Single Family Mortgage
             Revenue Bonds (GNMA
             Mortgage-Backed Securities
             Program), 1991 Series D,
             7.050%, 9/01/16

-------------------------------------------------------------------------------
            Industrial/Other - 0.4%

      2,730 Cleveland-Cuyahoga County        5/08 at 102       N/R    2,470,159
             Port Authority, Ohio,
             Development Revenue Bonds
             (Port of Cleveland Bond
             Fund - Jergens, Inc.,
             Project), Series 1998A,
             5.375%, 5/15/18
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Long-Term Care - 2.2%

      2,000 Cuyahoga County, Ohio,           8/01 at 103       AAA    2,085,380
             Industrial Development
             Refunding Revenue Bonds,
             Series 1991 (University
             Health Care Center
             Project), 7.300%, 8/01/11

      1,000 County of Franklin, Ohio,        7/03 at 102       N/R      892,750
             Health Care Facilities
             Revenue Bonds, Series 1993
             (Ohio Presbyterian
             Retirement Services),
             6.500%, 7/01/23

      3,120 County of Franklin, Ohio,       11/05 at 102       Aa2    3,247,202
             Health Care Facilities
             Revenue Bonds, Series 1995
             (Heinzerling Foundation),
             6.200%, 11/01/20

        595 Franklin County, Hospital        2/01 at 102       N/R      596,993
             Revenue Refunding Bonds,
             FHA-Insured Mortgage Loan
             (Worthington Christian
             Village Nursing Home),
             7.000%, 8/01/16

            County of Hamilton, Ohio,
            Health Care Facilities
            Revenue Bonds, Series 1998A
            (Twin Towers):
      1,000  5.125%, 10/01/18               10/08 at 101         A      883,400
      1,250  5.125%, 10/01/23               10/08 at 101         A    1,083,488

            County of Marion, Ohio,
            Health Care Facilities
            Refunding and Improvement
            Revenue Bonds, Series 1993
            (United Church Homes, Inc.
            Project):
      1,105  6.375%, 11/15/10               11/03 at 102      BBB-    1,046,932
        750  6.300%, 11/15/15               11/03 at 102      BBB-      677,333

      2,055 City of Napoleon, Ohio,          9/04 at 102        Aa    2,186,171
             Health Care Facilities
             Mortgage Revenue Refunding
             Bonds, Series 1994 (The
             Lutheran Orphans and Old
             Folks Home Society at
             Napoleon, Inc. - FHA-
             Insured Project), 6.875%,
             8/01/23

-------------------------------------------------------------------------------
            Tax Obligation/General -
             18.8%

            Adams County/Ohio Valley
            School District, Counties of
            Adams and Highland, Ohio,
            General Obligation School
            Improvement Bonds (Unlimited
            Tax), Series 1995:
      6,000  7.000%, 12/01/15               No Opt. Call       AAA    7,122,360
      9,500  5.250%, 12/01/21               12/05 at 102       AAA    9,246,635

      3,955 City of Akron, Ohio, General    12/04 at 102       AAA    4,300,509
             Obligation Bonds, Various
             Purpose Improvement Bonds
             (Limited Tax), Series 1994,
             6.750%, 12/01/14

        600 Anthony Wayne Local School      No Opt. Call       AAA      304,686
             District, Lucas, Wood and
             Fulton Counties, Ohio,
             School Facilities
             Construction and
             Improvement Bonds, 0.000%,
             12/01/13

      1,000 Archbold Area Local School      12/06 at 102       AAA    1,040,880
             District, General
             Obligation Bonds (Unlimited
             Tax), Series 1996,
             6.000%, 12/01/21

      1,000 Aurora City School District,    12/05 at 102       AAA    1,036,320
             Ohio, General Obligation
             School Improvement Bonds
             (Unlimited Tax),
             Series 1995, 5.800%,
             12/01/16


--------------------------------------------------------------------------------
34

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

   $    2,905 Board of Education,           12/05 at 102       AAA $  3,189,603
               Batavia Local School
               District, County of
               Clermont, Ohio, School
               Improvement Bonds
               (Unlimited Tax), Series
               1995 Bank Qualified,
               6.300%, 12/01/22

          700 Buckeye Local School          12/10 at 100       Aaa      696,703
               District, Medina County,
               Ohio, General Obligation
               Bonds, Series 2000,
               Construction and
               Improvement Bonds,
               5.500%, 12/01/25

        2,500 Buckeye Valley Local          No Opt. Call       AAA    2,916,600
               School District, Ohio,
               General Obligation Bonds
               (Unlimited Tax), School
               Improvement Bonds, Series
               1995A, 6.850%, 12/01/15

              Chesapeake-Union Exempt
              Village School District,
              Ohio, General Obligation
              Bonds, Series 1986:
          125  8.500%, 12/01/04             No Opt. Call       N/R      140,598
          125  8.500%, 12/01/05             No Opt. Call       N/R      143,500
          125  8.500%, 12/01/06             No Opt. Call       N/R      146,073
          125  8.500%, 12/01/07             No Opt. Call       N/R      148,349
          125  8.500%, 12/01/08             No Opt. Call       N/R      150,543
          130  8.500%, 12/01/09             No Opt. Call       N/R      158,436

        4,745 City of Cleveland, Ohio,      11/04 at 102       AAA    5,192,691
               Various Purpose General
               Obligation Bonds, Series
               1994, 6.625%, 11/15/14

          550 County of Columbiana,         12/04 at 102        AA      602,250
               Ohio, County Jail
               Facilities Construction
               Bonds (General
               Obligation -
               Unlimited Tax), 6.600%,
               12/01/17

        1,500 City of Columbus, Ohio,        1/02 at 102       Aaa    1,559,640
               General Obligation
               Refunding Bonds, Series
               1992B, 6.500%, 1/01/10

              City of Columbus, Franklin
              County, Ohio, General
              Obligation Bonds:
          590  9.375%, 4/15/06              No Opt. Call       AAA      723,104
          500  9.375%, 4/15/07              No Opt. Call       AAA      629,665

        7,045 City of Columbus, Ohio,       11/10 at 101       AAA    7,059,372
               General Obligation
               Various Purpose Bonds
               (Unlimited Tax), Series
               2000, 5.250%, 11/15/17
               (DD, settling 12/01/00)

        1,000 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,030,580
               General Obligation
               Various Purpose Refunding
               Bonds, Series 1993B
               (Limited Tax Obligation),
               5.250%, 10/01/13

        1,345 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,409,278
               General Obligation Bonds
               (Limited Tax), 5.650%,
               5/15/18

        5,830 County of Cuyahoga, Ohio,     12/10 at 100       AA+    6,093,808
               General Obligation
               Capital Improvement Bonds
               (Limited Tax), Series
               2000, 5.750%, 12/01/16

          750 City of Defiance, Ohio,       12/04 at 102       AAA      783,578
               Waterworks System
               Improvement Bonds, Series
               1994, 6.200%, 12/01/20

              Delaware City School
              District, Delaware County,
              Ohio, School Facilities
              Construction and
              Improvement Bonds (General
              Obligation - Unlimited
              Tax):
        1,000  0.000%, 12/01/10             No Opt. Call       AAA      609,000
        1,000  0.000%, 12/01/11             No Opt. Call       AAA      574,590

        1,000 Evergreen Local School        12/09 at 101       Aaa    1,011,430
               District, Ohio, General
               Obligation School
               Improvement Bonds
               (Unlimited Tax), Series
               1999, 5.625%, 12/01/24

        1,110 City of Fairborn, Ohio,       10/02 at 102       AAA    1,175,301
               General Obligation Bonds,
               Utility Improvement
               Bonds, Series 1991,
               7.000%, 10/01/11

        4,040 County of Franklin, Ohio,     12/08 at 102       AAA    4,040,000
               Refunding Bonds, Series
               1993 (General Obligation
               Bonds - Limited Tax),
               5.375%, 12/01/20

        1,575 Garaway Local School          12/00 at 102       AAA    1,625,731
               District, Ohio School
               Improvement Bonds, Series
               1990 (General Obligation
               Bonds -Unlimited Tax),
               7.200%, 12/01/14

          620 County of Geauga, Ohio,       12/05 at 102       Aa2      681,932
               General Obligation Sewer
               District Improvement
               Bonds (Limited Tax)
               (Bainbridge Water
               Project), 6.850%,
               12/01/10

        1,000 Grandview Heights City        12/05 at 101        AA    1,025,350
               School District, Franklin
               County, Ohio, School
               Facilities Construction
               and Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.100%,
               12/01/19

        1,200 Heath City School             12/10 at 100       Aaa    1,199,328
               District, Licking County,
               Ohio, School Improvement
               Bonds, Series 2000A
               (General Obligation -
                Unlimited Tax), 5.500%,
               12/01/27

        1,000 Huron County, Ohio,           12/07 at 102       AAA    1,051,760
               Correctional Facility
               Bonds (Limited Tax -
                General Obligation),
               5.850%, 12/01/16

        1,200 County of Jefferson, Ohio,    12/01 at 102       AAA    1,250,520
               Human Services Building
               Construction Bonds,
               Series 1991 (General
               Obligation - Limited
               Tax), 6.625%, 12/01/14


--------------------------------------------------------------------------------
35

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/General
            (continued)

 $    1,885 City of Kent, Ohio, General     12/02 at 102       Aa3 $  1,988,317
             Obligation Sewer System
             Improvement Refunding Bonds
             (Limited Tax), Series 1992,
             6.500%, 12/01/10

      1,070 Kettering, Ohio, General        12/01 at 102       Aa3    1,111,901
             Obligation Bonds (Limited
             Tax), 6.650%, 12/01/12

      1,000 Kettering City School           12/05 at 101       AAA      971,420
             District (Ohio), General
             Obligation Bonds (Unlimited
             Tax), 5.250%, 12/01/22

        500 Kirtland Local School           12/00 at 101       N/R      505,995
             District, Ohio, School
             Improvement Bonds, Series
             1989, General Obligation
             Bonds (Unlimited Tax),
             7.500%, 12/01/09

        555 County of Lake, Ohio, Sewer     No Opt. Call       Aa2      556,326
             District Limited Tax
             Improvement Bonds, Series
             2000, 5.600%, 12/01/20

      1,000 Lakeview Local School           12/04 at 102       AAA    1,106,440
             District, Ohio, General
             Obligation Bonds, 6.900%,
             12/01/14

      1,440 Lakewood, Ohio, General         12/05 at 102       Aa3    1,492,402
             Obligation Bonds, Series
             1995B, 5.750%, 12/01/15

      1,000 Lakota Local School             12/05 at 100       AAA    1,072,300
             District, County of Butler,
             Ohio, General Obligation
             School Improvement Bonds
             (Unlimited Tax), Series
             1994, 6.125%, 12/01/17

            Logan County, Ohio, General
            Obligation Bonds:
        155  7.750%, 12/01/02               No Opt. Call         A      164,683
        155  7.750%, 12/01/03               No Opt. Call         A      168,935
        155  7.750%, 12/01/04               No Opt. Call         A      172,935
        155  7.750%, 12/01/05               No Opt. Call         A      176,636
        155  7.750%, 12/01/06               No Opt. Call         A      179,961

      1,000 County of Lucas, Ohio,          12/02 at 102        A1    1,053,490
             General Obligation Various
             Purpose Improvement Bonds
             (Limited Tax), Series 1992,
             6.650%, 12/01/12

      1,000 County of Lucas, Ohio,          12/05 at 102       AAA    1,013,080
             General Obligation Various
             Purpose Improvement Bonds
             (Limited Tax),
             Series 1995-1, 5.400%,
             12/01/15

        940 County of Mahoning, Ohio,       12/00 at 101       AAA      951,393
             General Obligation Various
             Purpose Improvement Bonds
             (Limited Tax), Series 1989,
             7.200%, 12/01/09

      1,000 City of North Olmsted, Ohio,    12/02 at 102       AAA    1,047,350
             General Obligation Various
             Purpose Bonds (Limited
             Tax), Series 1992, 6.250%,
             12/15/12

            North Royalton City School
            District, Ohio, School
            Improvement Bonds, Series
            1994:
      2,200  6.000%, 12/01/14               12/09 at 102       AAA    2,381,544
      2,400  6.100%, 12/01/19               12/09 at 102       AAA    2,569,080

      1,000 State of Ohio, Full Faith       No Opt. Call       AA+    1,098,790
             and Credit, General
             Obligation Infrastructure
             Improvement Bonds, Series
             1994, 6.000%, 8/01/10

            State of Ohio, Full Faith
            and Credit, General
            Obligation Infrastructure
            Improvement Bonds, Series
            1995:
        750  6.200%, 8/01/13                 8/05 at 102       AA+      814,463
      2,000  6.200%, 8/01/14                 8/05 at 102       AA+    2,171,900

        500 Olmsted Falls, Ohio, Local      12/01 at 102       AAA      523,595
             School District, General
             Obligation Bonds, 7.050%,
             12/15/11

      1,750 Pickerington Local School       12/01 at 102        A1    1,817,603
             District, Fairfield and
             Franklin Counties, Ohio,
             General Obligation Bonds
             (Pickerington Public
             Library Project - Unlimited
             Tax), 6.750%, 12/01/16

            Pickerington, Ohio, Local
            School District, General
            Obligation Bonds:
        500  0.000%, 12/01/11               No Opt. Call       AAA      287,295
        500  0.000%, 12/01/13               No Opt. Call       AAA      253,905

      1,000 Revere Local School             12/03 at 102       AAA    1,035,070
             District, Ohio, School
             Improvement Bonds, Series
             1993 (General Obligation -
             Unlimited Tax), 6.000%,
             12/01/16

      2,340 City of Stow, Ohio, Safety      12/05 at 102        A1    2,422,742
             Center Construction Bonds
             (General Obligation -
              Limited Tax),
             6.200%, 12/01/20

      2,870 City of Strongsville, Ohio,     12/06 at 102       Aa3    2,980,725
             Various Purpose Improvement
             Bonds, Series 1996 (General
             Obligation - Limited Tax),
             5.950%, 12/01/21

        540 Trumbull County, Ohio,          12/04 at 102       AAA      576,472
             General Obligation Sewer
             Bonds, Series 1994, 6.200%,
             12/01/14

      1,320 Twinsburg, Ohio, City School    12/01 at 102       AAA    1,372,219
             District, General
             Obligation Bonds, 6.700%,
             12/01/11

            Upper Arlington Ohio City
            School District, General
            Obligation Bonds:
      1,830  0.000%, 12/01/11               No Opt. Call       AAA    1,051,500
      1,870  0.000%, 12/01/12               No Opt. Call       AAA    1,010,997


--------------------------------------------------------------------------------
36

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

   $    1,910 Vandalia, Ohio, General       12/06 at 101       Aa3 $  1,967,376
               Obligation Bonds, 5.850%,
               12/01/21

        1,000 Woodridge Local School        12/04 at 102       AAA    1,037,410
               District, Ohio, General
               Obligation Bonds, 6.000%,
               12/01/19

        1,425 Wooster City School           12/02 at 102       AAA    1,508,876
               District, Wayne County,
               Ohio, General Obligation
               Bonds (Unlimited Tax),
               School Building
               Construction and
               Improvement, 6.500%,
               12/01/17

          300 Youngstown, Ohio, General     12/04 at 102       AAA      319,452
               Obligation Bonds (Limited
               Tax), Series 1994,
               6.125%, 12/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               7.5%

          500 County of Athens, Ohio,        6/01 at 102        A+      514,375
               Community Mental Health
               Revenue Bonds, 1991
               Series I, 6.900%, 6/01/10

        6,000 City of Cleveland, Ohio,      11/07 at 102       AAA    5,795,160
               Certificates of
               Participation, Series
               1997 (Cleveland Stadium
               Project),
               5.250%, 11/15/27

        1,500 Ohio State Building            9/04 at 102       AAA    1,636,965
               Authority (Juvenile
               Correctional Building),
               6.600%, 10/01/14

        1,100 Ohio State Department          4/02 at 102       AAA    1,144,396
               Transportation
               Certificates of
               Participation (Panhandle
               Rail Line Project),
               Series 1992A, 6.500%,
               4/15/12

       27,150 Puerto Rico Highway and        7/16 at 100         A   27,205,115
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.500%, 7/01/36

        2,700 Puerto Rico Public            No Opt. Call         A    2,792,826
               Building Authority,
               Revenue Refunding Bonds,
               Series L (Guaranteed by
               the Commonwealth of
               Puerto Rico), 5.500%,
               7/01/21

        5,000 Puerto Rico Public Finance    No Opt. Call       AAA    4,932,750
               Corporation, 1998 Series
               A Bonds (Commonwealth
               Appropriation Bonds),
               5.125%, 6/01/24

-------------------------------------------------------------------------------
              Transportation - 3.3%

        8,500 City of Dayton, Ohio,          2/08 at 102       BBB    7,511,960
               Special Facilities
               Revenue Refunding Bonds,
               Series 1998A (Emery Air
               Freight Corporation and
               Emery Worldwide Airlines,
               Inc. - Guarantors),
               5.625%, 2/01/18

       11,000 Ohio Turnpike Commission,     No Opt. Call       AAA   11,660,880
               Turnpike Revenue Bonds,
               1996 Series A, 5.500%,
               2/15/26

-------------------------------------------------------------------------------
              U.S. Guaranteed - 17.4%

        2,000 City of Athens (County of     12/09 at 100      A***    2,282,680
               Athens, Ohio), Sanitary
               Sewer System Mortgage
               Revenue Bonds, Series
               1989, 7.300%, 12/01/14
               (Pre-refunded to
               12/01/09)

        3,000 City of Barberton, Ohio,       1/02 at 102    N/R***    3,143,010
               Hospital Facilities
               Revenue Bonds, Series
               1992 (The Barberton
               Citizens Hospital Company
               Project), 7.250%, 1/01/12
               (Pre-refunded to 1/01/02)

              City of Bellefontaine,
              Ohio, Sewer System First
              Mortgage Revenue Refunding
              and Improvement Bonds
              (Bank Qualified):
        1,000  6.800%, 12/01/07 (Pre-       12/02 at 101   Baa1***    1,053,220
               refunded to 12/01/02)
        1,000  6.900%, 12/01/11 (Pre-       12/02 at 101   Baa1***    1,055,110
               refunded to 12/01/02)

        1,000 Canal Winchester Local        12/01 at 102       AAA    1,046,710
               School District (Ohio),
               General Obligation Bonds,
               Series 1991, 7.100%,
               12/01/13 (Pre-refunded to
               12/01/01)

        1,050 County of Clermont, Ohio,      9/01 at 100       AAA    1,063,073
               Hospital Facilities
               Revenue Bonds, Series
               1989A (Mercy Health
               System - Province of
               Cincinnati), 7.500%,
               9/01/19 (Pre-refunded to
               9/01/01)

        3,700 County of Clermont, Ohio,     12/01 at 102       AAA    3,871,347
               Sewer System Revenue
               Bonds, Series 1991,
               Clermont County Sewer
               District, 7.100%,
               12/01/21 (Pre-refunded to
               12/01/01)

              City of Cleveland, Ohio,
              General Obligation Bonds,
              Series 1988:
        1,010  7.500%, 8/01/08 (Pre-         2/03 at 100       AAA    1,073,489
               refunded to 2/01/03)
        1,010  7.500%, 8/01/09 (Pre-         2/03 at 100       AAA    1,073,489
               refunded to 2/01/03)

          500 City of Cleveland, Ohio,       7/02 at 102       AAA      524,555
               Various Purpose General
               Obligation Bonds, Series
               1992, 6.375%, 7/01/12
               (Pre-refunded to 7/01/02)

          790 Board of Education of the     12/01 at 102       Aaa      835,354
               Cleveland City School
               District, Ohio, School
               Improvement Bonds, Series
               1991 (General Obligation
               Unlimited Tax Bonds),
               8.250%, 12/01/08 (Pre-
               refunded to 12/01/01)

        1,155 City of Cleveland, Ohio,      11/01 at 102       AAA    1,206,063
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17 (Pre-refunded to
               11/15/01)


--------------------------------------------------------------------------------
37

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed
            (continued)

 $    2,115 City of Cleveland, Ohio,        11/01 at 102       AAA $  2,208,504
             Public Power System
             Improvement First
             Mortgage Revenue Bonds,
             Series 1991B, 7.000%,
             11/15/17 (Pre-refunded
             to 11/15/01)

        840 City of Cleveland, Ohio,         1/02 at 102       AAA      874,717
             First Mortgage Revenue
             Refunding Bonds, Series
             F, 1992-B, 6.500%,
             1/01/11 (Pre-refunded to
             1/01/02)

            City of Cleveland, Ohio,
            Waterworks Improvement
            and Refunding First
            Mortgage Revenue Bonds,
            Series 1996-H:
      2,280  5.750%, 1/01/21 (Pre-           1/06 at 102       AAA    2,437,548
             refunded to 1/01/06)
      5,795  5.750%, 1/01/26 (Pre-           1/06 at 102       AAA    6,195,435
             refunded to 1/01/06)

            County of Cuyahoga, Ohio,
            Hospital Revenue Bonds
            (Meridia Health System),
            Series 1995:
        250  6.250%, 8/15/14 (Pre-           8/05 at 102       AAA      272,133
             refunded to 8/15/05)
      5,500  6.250%, 8/15/24 (Pre-           8/05 at 102       AAA    5,986,915
             refunded to 8/15/05)

      1,350 County of Franklin, Ohio,        7/01 at 103    N/R***    1,421,726
             Hospital Facilities
             Mortgage Revenue Bonds,
             1991 Series A (Ohio
             Presbyterian Retirement
             Services), 8.750%,
             7/01/21 (Pre-refunded to
             7/01/01)

      1,000 County of Franklin, Ohio,        7/01 at 100    N/R***    1,016,540
             Revenue Bonds, Series
             1991 (Online Computer
             Library Center,
             Incorporated Project),
             7.200%, 7/15/06 (Pre-
             refunded to 7/15/01)

            City of Garfield Heights,
            Ohio, Hospital
            Improvement and Refunding
            Revenue Bonds, Series
            1992B (Marymount Hospital
            Project):
      3,000  6.650%, 11/15/11 (Pre-         11/02 at 102    AA-***    3,178,890
             refunded to 11/15/02)
      3,500  6.700%, 11/15/15 (Pre-         11/02 at 102    AA-***    3,711,960
             refunded to 11/15/02)

      1,000 Kent State University (A         5/02 at 102       AAA    1,047,840
             State University of
             Ohio), General Receipts
             Bonds, Series 1992,
             6.500%, 5/01/22 (Pre-
             refunded to 5/01/02)

      1,500 City of Lorain, Ohio,           11/02 at 102     A1***    1,578,315
             Hospital Refunding
             Revenue Bonds, Series
             1992 (Lakeland Community
             Hospital, Inc.), 6.500%,
             11/15/12

      1,500 County of Lucas, Ohio,          12/01 at 102    N/R***    1,581,750
             Hospital Facilities
             Revenue Bonds, Series
             1991 (Flower Memorial
             Hospital), 8.125%,
             12/01/11 (Pre-refunded
             to 12/01/01)

      4,250 County of Mahoning, Ohio,       10/02 at 100       AAA    4,446,903
             Hospital Improvement
             Revenue Bonds, Series
             1991 (YHA, Inc.
             Project), Series 1991A,
             7.000%, 10/15/14 (Pre-
             refunded to 10/15/02)

        500 Mansfield, Ohio, Hospital        6/02 at 102       AAA      520,910
             Improvement Revenue
             Bonds, Series 1991
             (Mansfield General
             Hospital Project),
             6.700%, 12/01/09 (Pre-
             refunded to 6/01/02)

      1,250 City of Marysville, Ohio,       12/01 at 101       AAA    1,295,300
             Water System Mortgage
             Revenue Bonds, Series
             1991, 7.050%, 12/01/21
             (Pre-refunded to
             12/01/01)

      3,000 City of Middleburg               8/01 at 102       AAA    3,116,610
             Heights, Ohio, Hospital
             Improvement Revenue
             Bonds, Series 1991
             (Southwest General
             Hospital Project),
             7.200%, 8/15/19 (Pre-
             refunded to 8/15/01)

     11,000 Montgomery County, Ohio,         1/08 at 102   Baa2***   11,319,440
             Health System Revenue
             Bonds, Franciscan
             Medical Center - Dayton
             Campus Issue, Series
             1997, 5.500%, 7/01/18
             (Pre-refunded to
             1/01/08)

      1,000 Mount Gilead, Ohio, Water       12/02 at 102    N/R***    1,069,950
             System Revenue, First
             Mortgage Bonds, 7.200%,
             12/01/17 (Pre-refunded
             to 12/01/02)

            Ohio Housing Finance
            Agency, Single Family
            Mortgage Revenue Bonds:
      6,460  0.000%, 1/15/15 (Pre-       1/11 at 67 1/32       AAA    2,606,029
             refunded to 1/15/11)
      5,700  0.000%, 1/15/15 (Pre-      7/11 at 70 15/32       AAA    2,357,406
             refunded to 7/15/11)

         10 Ohio Building Authority,         4/03 at 100       AAA       11,068
             State Facilities
             Refunding Bonds (Frank
             J. Lausche State Office
             Building),
             1982 Series A, 10.125%,
             10/01/06 (Pre-refunded
             to 4/01/03)

      5,065 Ohio Water Development          No Opt. Call       AAA    5,441,481
             Authority, State of
             Ohio, Water Development
             Revenue Bonds, Pure
             Water 1990 Series I,
             6.000%, 12/01/16

      1,000 County of Ottawa, Ohio,          9/01 at 102       AAA    1,039,260
             Sanitary Sewer System
             Special Assessment Bonds
             (Portage-Catawba Island
             Project), Series 1991,
             7.000%, 9/01/11 (Pre-
             refunded to 9/01/01)

      1,500 Puerto Rico Electric             7/01 at 102       AAA    1,556,880
             Power Authority, Power
             Revenue Bonds, Series P,
             7.000%, 7/01/21 (Pre-
             refunded to 7/01/01)

      3,165 Reynoldsburg City School        12/02 at 102       AAA    3,354,299
             District, Ohio, General
             Obligation Bonds, School
             Building Construction
             and Improvement, 6.550%,
             12/01/17 (Pre-refunded
             to 12/01/02)


--------------------------------------------------------------------------------
38

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

   $    1,200 Ridgemont Local School        12/02 at 102    N/R*** $  1,283,640
               District, Ohio, General
               Obligation School
               Improvement Bonds
               (Unlimited Tax), Series
               1992, 7.250%, 12/01/14
               (Pre-refunded to
               12/01/02)

          605 Scioto County, Ohio Human      8/01 at 101    N/R***      622,109
               Services Building Bonds,
               General Obligation,
               7.150%, 8/01/11 (Pre-
               refunded to 8/01/01)

        1,725 County of Shelby, Ohio,        9/02 at 102    N/R***    1,845,888
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds, Series
               1992 (The Shelby County
               Memorial Hospital
               Association), 7.700%,
               9/01/18 (Pre-refunded to
               9/01/02)

        1,000 Sylvania City School           6/02 at 102       AAA    1,050,910
               District, Ohio, General
               Obligation Bonds, 6.600%,
               6/01/16 (Pre-refunded to
               6/01/02)

        1,000 University of Cincinnati,     12/02 at 102     AA***    1,054,470
               Ohio, General Receipts
               Bonds, Series O, 6.300%,
               6/01/12 (Pre-refunded to
               12/01/02)

        4,775 County of Warren, Ohio,        7/01 at 102    Aa2***    4,945,372
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds, Series
               1991 (Otterbein Home
               Project), 7.200%, 7/01/11
               (Pre-refunded to 7/01/01)

          750 County of Warren, Ohio,       12/02 at 102       AAA      795,570
               Waterworks System Revenue
               Bonds, Series 1992,
               Warren County Water
               District, 6.600%,
               12/01/16 (Pre-refunded to
               12/01/02)

        1,500 Washington County, Ohio,       9/02 at 102   Baa1***    1,597,005
               Hospital Revenue Bonds
               (Marietta Area Health
               Care, Inc. Project),
               Series 1992, 7.375%,
               9/01/12 (Pre-refunded to
               9/01/02)

        1,500 Westerville, Minerva Park      9/01 at 102       AAA    1,560,795
               and Blendon, Ohio, Joint
               Township Hospital
               District (St. Ann's
               Hospital Project), Series
               1991A, 7.100%, 9/15/21
               (Pre-refunded to 9/15/01)

-------------------------------------------------------------------------------
              Utilities - 11.3%

              City of Cleveland, Ohio,
              Public Power System, First
              Mortgage Revenue Bonds,
              Series 1994A:
        2,250  0.000%, 11/15/12             No Opt. Call       AAA    1,219,208
        1,535  0.000%, 11/15/13             No Opt. Call       AAA      781,300

        2,500 City of Cleveland, Ohio,      11/06 at 102       AAA    2,336,175
               Public Power System,
               First Mortgage Revenue
               Refunding Bonds, Series
               1996, Sub-Series 1,
               5.000%, 11/15/24

          745 City of Cleveland, Ohio,      11/01 at 102       AAA      775,232
               Public Power System
               Improvement, First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17

        8,570 City of Cleveland, Ohio,      11/01 at 102       AAA    8,917,771
               Public Power System
               Improvement, First
               Mortgage Revenue Bonds,
               Series 1991B, 7.000%,
               11/15/17

        3,695 Ohio Municipal Electric        2/03 at 102       AAA    3,617,958
               Generation Agency
               (American Municipal
               Power - Ohio, Inc.),
               5.375%, 2/15/24

              Ohio Air Quality
              Development Authority,
              Revenue Bonds, 1985 Series
              A (Columbus Southern Power
              Company Project):
        1,750  6.375%, 12/01/20             12/02 at 102       AAA    1,820,210
        6,500  6.250%, 12/01/20              6/03 at 102      BBB+    6,207,760

       14,000 Ohio Air Quality               9/05 at 102        A3   13,660,780
               Development Authority,
               Air Quality Development
               Revenue Refunding Bonds,
               1995 Series (The Dayton
               Power and Light Company
               Project), 6.100%, 9/01/30

        5,000 Ohio Air Quality               4/07 at 102       AAA    5,002,850
               Development Authority,
               Air Quality Development
               Revenue Bonds, (JMG
               Funding - Limited
               Partnership Project),
               Series 1997, 5.625%,
               1/01/23 (Alternative
               Minimum Tax)

          500 Ohio Water Development         8/02 at 102        A2      508,770
               Authority, State of Ohio,
               Collateralized Water
               Development Revenue
               Refunding Bonds, 1992
               Series A (The Dayton
               Power and Light Company
               Project), 6.400%, 8/15/27

       20,850 Ohio Water Development         9/08 at 102       N/R   16,580,541
               Authority, State of Ohio,
               Solid Waste Disposal
               Revenue Bonds (Bay Shore
               Power Project),
               Convertible Series 1998B,
               5.875%, 9/01/20
               (Alternative Minimum Tax)

        1,545 Puerto Rico Electric Power    No Opt. Call        A-      644,650
               Authority, Power Revenue
               Refunding Bonds, Series
               O, 0.000%, 7/01/17

        4,500 Puerto Rico Industrial,        6/10 at 101      Baa2    4,651,290
               Tourist, Educational,
               Medical, and
               Environmental Control
               Facilities Financing
               Authority, Cogeneration
               Facility Revenue Bonds,
               2000 Series A, 6.625%,
               6/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 3.8%

        3,000 County of Butler, Ohio,       12/06 at 101       AAA    2,919,990
               Sewer System Revenue
               Bonds, Series 1996,
               5.250%, 12/01/21

       10,000 City of Cleveland, Ohio,      No Opt. Call       AAA   10,226,200
               Waterworks Improvement,
               First Mortgage Refunding
               Revenue Bonds,
               Series G, 1993, 5.500%,
               1/01/21


--------------------------------------------------------------------------------
39

                 Portfolio of Investments (Unaudited)
                 Nuveen Ohio Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer (continued)

 $       80 City of Cleveland, Ohio,         1/02 at 102       AAA $     83,180
             Waterworks Improvement,
             First Mortgage Revenue
             Refunding Bonds,
             Series F, 1992B, 6.500%,
             1/01/11

      1,600 County of Greene, Ohio,         12/07 at 102       AAA    1,689,440
             Water System Revenue Bonds,
             Series 1996, 6.125%,
             12/01/21

      2,200 City of Greenville, Ohio        12/02 at 102       AAA    2,308,920
             (Darke County), Wastewater
             System, First Mortgage
             Revenue Bonds, Series 1992
             (Governmental Enterprise
             Revenue Bonds), 6.350%,
             12/01/17

      1,000 City of Hamilton, Ohio,         10/01 at 102       AAA    1,032,710
             Water System Mortgage
             Revenue Bonds, 1991 Series
             A, 6.400%, 10/15/10

      1,000 County of Montgomery, Ohio,     11/02 at 102       AAA    1,037,280
             Water Revenue Bonds,
             Greater Moraine Beavercreek
             Sewer District,
             Series 1992, 6.250%,
             11/15/17

      2,000 Ohio Water Development           6/08 at 101       AAA    1,914,080
             Authority, State of Ohio,
             Water Development Revenue
             Bonds, Fresh Water
             Series 1998, 5.125%,
             12/01/23

        750 Toledo, Ohio, Sewer System      11/04 at 102       AAA      803,730
             Revenue Mortgage Bonds,
             6.350%, 11/15/17

        500 Toledo, Ohio, Waterworks        11/04 at 102       AAA      530,450
             Revenue Refunding Mortgage
             Bonds, 6.450%, 11/15/24

-------------------------------------------------------------------------------
 $  588,710 Total Investments (cost                                 578,411,880
             $564,594,702) - 98.2%
     --------------------------------------------------------------------------
------------
            Other Assets Less                                        10,402,472
             Liabilities - 1.8%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $588,814,352
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
40

                 Portfolio of Investments (Unaudited)
                 Nuveen Wisconsin Municipal Bond Fund
                 November 30, 2000

  Principal
     Amount                                 Optional Call                Market
      (000) Description                       Provisions* Ratings**       Value
-------------------------------------------------------------------------------
            Capital Goods - 0.8%

 $      300 Community Development             3/01 at 103       N/R $   296,868
             Authority of the Village
             of Menomomee Falls
             (Wisconsin), Development
             Revenue Bonds, Series 1996
             (Herker Industries, Inc.
             Project), 5.250%, 3/01/08
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Staples - 6.5%

      1,650 The Children's Trust Fund,        7/10 at 100       Aa3   1,651,716
             Tobacco Settlement Asset-
             Backed Bonds, Series 2000,
             5.750%, 7/01/20

      1,000 Redevelopment Authority of       No Opt. Call      Baa3     848,020
             the City of Green Bay,
             Wisconsin, Industrial
             Development Revenue Bonds,
             Series 1999 (Fort James
             Project), 5.600%, 5/01/19

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 3.9%

        475 Housing Authority of the          4/08 at 100       Aa3     428,284
             City of Ashland
             (Wisconsin), Student
             Housing Revenue Bonds,
             Series 1998 (Northland
             College Project), 5.100%,
             4/01/18

        500 Community Development            11/06 at 102       AA-     466,225
             Authority of the City of
             Madison, Wisconsin, Fixed
             Rate Development Revenue
             Bonds, Series 1998A (Fluno
             Center Project), 5.000%,
             11/01/20

        300 Redevelopment Authority of        6/09 at 102        A1     274,728
             the City of Milwaukee,
             Wisconsin, Redevelopment
             Revenue Bonds,
             Series 1999B (Young
             Women's Christian
             Association of Greater
             Milwaukee), 5.300%,
             6/01/29

        370 Puerto Rico Industrial,           2/09 at 101       BBB     336,156
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority,
             Higher Education Revenue
             Bonds, Series 1999 (Ana G.
             Mendez University System
             Project), 5.375%, 2/01/29

-------------------------------------------------------------------------------
            Healthcare - 5.5%

        500 Puerto Rico Industrial,           1/05 at 102       AAA     525,600
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority,
             Hospital Revenue Bonds,
             1995 Series A (Hospital
             Auxilio Mutuo Obligated
             Group Project), 6.250%,
             7/01/24

        450 Puerto Rico Industrial,       8/05 at 101 1/2       AAA     474,912
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority,
             Hospital Revenue Refunding
             Bonds, 1995 Series A (FHA-
             Insured Mortgage Pila
             Hospital Project), 5.875%,
             8/01/12

      1,000 Puerto Rico Industrial,          11/10 at 101        AA   1,093,370
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority,
             Hospital Revenue Bonds,
             2000 Series A (Hospital de
             la Concepcion Project),
             6.500%, 11/15/20

-------------------------------------------------------------------------------
            Housing/Multifamily - 9.9%

            Housing Authority of Dane
            County, Wisconsin,
            Multifamily Housing Revenue
            Bonds (Forest Harbor
            Apartments Project):
         25  5.900%, 7/01/12                  7/02 at 102       N/R      25,120
         50  5.950%, 7/01/13                  7/02 at 102       N/R      50,079
         50  6.000%, 7/01/14                  7/02 at 102       N/R      49,999

        675 Kenosha Housing Authority,        5/08 at 102       N/R     685,253
             Wisconsin, GNMA
             Collateralized Multifamily
             Housing Revenue Bonds,
             Series 2000A (Villa Ciera,
             Inc. Project), 5.900%,
             11/20/30

      1,000 Community Development             9/06 at 102       AAA     942,170
             Authority of the City of
             Madison, Wisconsin,
             Multifamily Housing
             Revenue Refunding Bonds,
             Series 1999A (Greentree
             Glen Project), 5.500%,
             9/20/29 (Alternative
             Minimum Tax)

        200 Redevelopment Authority of        8/07 at 102       N/R     199,020
             the City of Milwaukee,
             Wisconsin, Multifamily
             Housing Revenue Bonds,
             Series 1993 (FHA-Insured
             Mortgage Loan - City Hall
             Square Apartments
             Project), 6.000%, 8/01/22
             (Alternative Minimum Tax)

        500 Housing Authority of the          5/06 at 102       AAA     444,140
             City of Sheboygan
             (Wisconsin), Multifamily
             Revenue Refunding Bonds,
             Series 1998A (Lake Shore
             Apartments), 5.100%,
             11/20/26

        300 Walworth County Housing           9/05 at 102       N/R     286,491
             Authority (Wisconsin),
             Housing Revenue Bonds,
             Series 1997 (FHA-Insured
             Mortgage Loan - Kiwanis
             Heritage, Inc. Senior
             Apartments Project),
             5.550%, 9/01/22

            Housing Authority of the
            City of Waukesha,
            Wisconsin, Multifamily
            Housing Revenue Refunding
            Bonds, Series 1996A (GNMA
            Collateralized Mortgage
            Loan - Westgrove Woods
            Project):
        350  5.800%, 12/01/18                12/06 at 102       AAA     346,150
             (Alternative Minimum Tax)
        750  6.000%, 12/01/31                12/06 at 102       AAA     751,410
             (Alternative Minimum Tax)

--------------------------------------------------------------------------------
41

                 Portfolio of Investments (Unaudited)
                 Nuveen Wisconsin Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                 Optional Call                Market
      (000) Description                       Provisions* Ratings**       Value
-------------------------------------------------------------------------------
            Housing/Single Family -
             0.8%

 $      195 Puerto Rico Housing Bank          4/05 at 102       AAA $   198,340
             and Finance Agency,
             Affordable Housing
             Mortgage Subsidy Program,
             Single Family Mortgage
             Revenue Bonds, Portfolio
             I, 6.250%, 4/01/29
             (Alternative Minimum Tax)

        115 Virgin Islands Housing            3/05 at 102       AAA     117,531
             Finance Authority, Single
             Family Mortgage Revenue
             Refunding Bonds (GNMA
             Mortgage-Backed Securities
             Program), 1995 Series A,
             6.450%, 3/01/16
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Long-Term Care - 4.3%

            Housing Authority of
            Sheboygan County,
            Wisconsin, Housing Revenue
            Refunding Bonds (Rocky
            Knoll Health Center
            Project), Series 1994:
        150  5.300%, 12/01/17                12/04 at 100        A1     135,368
        195  5.300%, 12/01/18                12/04 at 100        A1     174,199
        395  5.300%, 12/01/19                12/04 at 100        A1     350,432

      1,120 Waukesha County Housing          12/03 at 102       N/R     999,197
             Authority, Housing Revenue
             Refunding Bonds, Series
             1998 (The Arboretum
             Project), 5.250%, 12/01/21
             (Alternative Minimum Tax)
             (Optional put 12/01/12)

-------------------------------------------------------------------------------
            Tax Obligation/General -
             0.6%

        250 Government of Guam, General      11/03 at 102      BBB-     230,645
             Obligation Bonds, Series
             1993A, 5.400%, 11/15/18

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             53.6%

            Community Development
            Authority of the Village of
            Ashwaubenon (Wisconsin),
            Lease Revenue Bonds, Series
            1999A (Arena Project):
      2,000  5.700%, 6/01/24                  6/09 at 100       Aa2   2,024,840
        700  5.800%, 6/01/29                  6/09 at 100       Aa2     712,635

      1,500 Community Development             6/09 at 100        A3   1,539,120
             Authority of the City of
             Cudahy (Wisconsin),
             Redevelopment Lease
             Revenue Bonds, Series
             1995, 6.000%, 6/01/11

      1,000 Redevelopment Authority of        2/08 at 100       N/R     933,620
             the Village of De Forest,
             Wisconsin, Redevelopment
             Lease Revenue Bonds,
             Series 1999B, 5.100%,
             2/01/18

      1,500 Community Development             9/08 at 100       N/R   1,437,900
             Authority of the City of
             Glendale, Wisconsin,
             Community Development
             Lease Revenue Bonds,
             Series 1998A, 5.400%,
             9/01/18

            Redevelopment Authority of
            the City of Green Bay
            (Wisconsin), Lease Revenue
            Bonds, Series 1999A
            (Convention Center
            Project):
      1,300  5.250%, 6/01/24                  6/09 at 100       Aa2   1,269,983
      1,650  5.100%, 6/01/29                  6/09 at 100       Aa2   1,565,784

        500 Community Development            12/09 at 100       N/R     453,885
             Authority of the Village
             of Jackson, Wisconsin,
             Community Development
             Revenue Refunding Bonds,
             Series 1999, 5.100%,
             12/01/17

        300 Community Development             3/05 at 100       Aa2     313,176
             Authority of the City of
             Madison, Wisconsin, Lease
             Revenue Bonds, Series 1995
             (Monona Terrace Community
             and Convention Center
             Project), 6.100%, 3/01/10

        320 Puerto Rico Highway and       7/02 at 101 1/2         A     333,776
             Transportation Authority,
             Highway Revenue Bonds,
             1992 Series V,
             6.625%, 7/01/12

      2,000 Puerto Rico Highway and           7/10 at 101         A   2,222,460
             Transportation Authority,
             Transportation Revenue
             Bonds, Series B,
             6.500%, 7/01/27

        600 Puerto Rico Public Building   7/03 at 101 1/2         A     617,838
             Authority, Public
             Education and Health
             Facilities Refunding
             Bonds, Series M
             (Guaranteed by the
             Commonwealth of Puerto
             Rico), 5.750%, 7/01/15

      2,500 Puerto Rico Public Building      No Opt. Call         A   2,585,950
             Authority, Revenue
             Refunding Bonds, Series L
             (Guaranteed by the
             Commonwealth of Puerto
             Rico), 5.500%, 7/01/21

        500 Southeast Wisconsin              No Opt. Call       AAA     507,285
             Professional Baseball Park
             District, Sales Tax
             Revenue Refunding Bonds,
             Series 1998A, 5.500%,
             12/15/26

      1,000 Southeast Wisconsin              12/04 at 100       AAA   1,022,360
             Professional Baseball Park
             District, Sales Tax
             Revenue Bonds, Series
             1999, 6.100%, 12/15/29

        375 Waterfront Redevelopment         10/08 at 100       N/R     332,996
             Authority of the City of
             Sturgeon Bay, Wisconsin
             Redevelopment Lease
             Revenue Bonds, Series
             1998A, 5.200%, 10/01/21

        600 Virgin Islands Public            10/08 at 101      BBB-     564,090
             Finance Authority, Revenue
             and Refunding Bonds
             (Virgin Islands Matching
             Fund Loan Notes), Series
             1998A (Senior
             Lien/Refunding), 5.625%,
             10/01/25


--------------------------------------------------------------------------------
42

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $      500 Wauwatosa Redevelopment        12/07 at 100       AAA $   509,920
               Authority, Milwaukee
               County, Wisconsin, Lease
               Revenue Bonds, Series
               1997, 5.650%, 12/01/16

              Wisconsin Center
               District, Junior
               Dedicated Tax Revenue
               Refunding Bonds, Series
               1999:
        1,000  5.250%, 12/15/23              No Opt. Call       AAA     984,870
          500  5.250%, 12/15/27              No Opt. Call       AAA     489,040

-------------------------------------------------------------------------------
              Transportation - 2.7%

        1,000 Puerto Rico Ports               6/06 at 102      Baa2   1,016,130
               Authority, Special
               Facilities Revenue
               Bonds, 1996 Series A
               (American Airlines, Inc.
               Project), 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.9%

              Puerto Rico
               Infrastructure Financing
               Authority, Special
               Obligation Bonds, 2000
               Series A:
          250  5.375%, 10/01/16              10/10 at 101       AAA     258,070
          750  5.500%, 10/01/20              10/10 at 101       AAA     766,845

          145 Puerto Rico Electric            7/04 at 102       AAA     158,169
               Power Authority, Power
               Revenue Bonds, Series T,
               6.375%, 7/01/24
               (Pre-refunded to 7/01/04)

          125 Puerto Rico Telephone       1/03 at 101 1/2       AAA     129,999
               Authority, Revenue
               Refunding Bonds, Series
               M, 5.400%, 1/01/08
               (Pre-refunded to 1/01/03)

              Southeast Wisconsin
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1996:
          225  5.650%, 12/15/16 (Pre-         3/07 at 101       AAA     239,000
               refunded to 3/13/07)
          600  5.800%, 12/15/26 (Pre-         3/07 at 101       AAA     643,212
               refunded to 3/13/07)

          150 Redevelopment Authority         5/02 at 102     AA***     155,171
               of the City of Superior,
               Wisconsin, Revenue
               Bonds, Series 1994
               (Superior Memorial
               Hospital Inc. - FHA-
               Insured Mortgage Loan),
               5.600%, 11/01/07 (Pre-
               refunded to 5/01/02)

        1,000 Wisconsin Center               12/06 at 101       AAA   1,066,930
               District, Junior
               Dedicated Tax Revenue
               Bonds, Series 1996B,
               5.700%, 12/15/20
               (Pre-refunded to
               12/15/06)

-------------------------------------------------------------------------------
              Utilities - 1.2%

          315 Guam Power Authority,          10/02 at 102       AAA     333,050
               Revenue Bonds, 1992
               Series A, 6.300%,
               10/01/22

          115 Puerto Rico Electric            7/04 at 102        A-     120,168
               Power Authority, Power
               Revenue Bonds, Series T,
               6.000%, 7/01/16

-------------------------------------------------------------------------------
  $    37,885 Total Investments (cost                                37,689,695
               $37,759,551) - 98.7%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                         510,105
               Liabilities - 1.3%
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $38,199,800
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
43

                 Statement of Net Assets (Unaudited)
                 November 30, 2000


                                Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                    $ 99,756,919 $420,814,998 $275,204,742 $213,687,451 $578,411,880 $37,689,695
Cash                                --   12,110,221      611,634           --           --          --
Receivables:
 Interest                    1,873,536    6,681,412    3,944,101    4,039,588   10,935,013     756,991
 Investments sold               10,260    2,029,800      310,000      362,944   10,719,000          --
 Shares sold                    93,687      362,771      224,946      146,636      132,161      97,828
Other assets                       428       10,701        6,051        3,768       13,668         140
------------------------------------------------------------------------------------------------------
  Total assets             101,734,830  442,009,903  280,301,474  218,240,387  600,211,722  38,544,654
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                 722,630           --           --      208,898    1,759,228     231,929
Payables:
 Investments purchased              --           --    1,594,241    1,447,122    7,014,307          --
 Shares redeemed               297,312      802,787      416,272      238,156      888,567       2,204
Accrued expenses:
 Management fees                45,379      193,396      123,408       96,251      256,726      17,121
 12b-1 distribution and
  service fees                  22,512       93,102       62,567       43,538      100,431      11,083
 Other                          62,747      161,463      131,830      105,860      190,392      61,806
Dividends payable              183,437      930,031      393,821      384,773    1,187,719      20,711
------------------------------------------------------------------------------------------------------
  Total liabilities          1,334,017    2,180,779    2,722,139    2,524,598   11,397,370     344,854
------------------------------------------------------------------------------------------------------
Net assets                $100,400,813 $439,829,124 $277,579,335 $215,715,789 $588,814,352 $38,199,800
------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                $ 87,298,211 $396,213,511 $211,927,957 $198,682,901 $385,808,961 $28,805,650
Shares outstanding           8,769,474   37,223,015   19,027,030   18,865,969   35,066,766   2,955,169
Net asset value and
 redemption price per
 share                    $       9.95 $      10.64 $      11.14 $      10.53 $      11.00 $      9.75
Offering price per share
 (net asset value per
 share plus
 maximum sales charge of
 4.20% of offering
 price)                   $      10.39 $      11.11 $      11.63 $      10.99 $      11.48 $     10.18
------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                $  5,812,409 $ 10,659,726 $  8,047,884 $  5,863,227 $ 17,414,012 $ 4,312,872
Shares outstanding             587,737    1,001,251      721,653      556,833    1,584,145     441,078
Net asset value,
 offering and redemption
 price per share          $       9.89 $      10.65 $      11.15 $      10.53 $      10.99 $      9.78
------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                $  5,906,979 $ 32,071,329 $ 35,221,111 $ 10,706,774 $ 39,443,273 $ 5,032,794
Shares outstanding             592,250    3,015,110    3,166,519    1,017,185    3,588,715     515,098
Net asset value,
 offering and redemption
 price per share          $       9.97 $      10.64 $      11.12 $      10.53 $      10.99 $      9.77
------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                $  1,383,214 $    884,558 $ 22,382,383 $    462,887 $146,148,106 $    48,484
Shares outstanding             138,293       83,284    2,009,638       43,949   13,289,125       4,953
Net asset value,
 offering and redemption
 price per share          $      10.00 $      10.62 $      11.14 $      10.53 $      11.00 $      9.79
------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
44

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2000


                              Kansas     Kentucky     Michigan     Missouri         Ohio  Wisconsin
-----------------------------------------------------------------------------------------------------
Investment Income         $3,058,048  $13,524,048  $ 8,529,737  $ 6,709,771  $18,171,732  $1,077,031
-----------------------------------------------------------------------------------------------------
Expenses
Management fees              276,926    1,185,288      759,074      584,905    1,582,344     105,055
12b-1 service fees -
  Class A                     87,730      399,315      213,522      198,245      392,188      29,186
12b-1 distribution and
 service fees - Class B       27,342       49,572       38,081       26,084       77,692      19,951
12b-1 distribution and
 service fees - Class C       21,886      119,854      134,952       39,483      155,064      17,883
Shareholders' servicing
 agent fees and expenses      33,236      147,952      105,940       78,452      210,708      13,684
Custodian's fees and
 expenses                     29,798       78,081       39,092       32,762       64,944      25,645
Trustees' fees and
 expenses                      1,504        7,020        4,061        3,058        9,525         669
Professional fees              5,217        8,309        6,613        6,564       13,367       5,004
Shareholders' reports -
  printing and mailing
 expenses                     14,542        7,048       28,464       28,835       40,032       5,630
Federal and state
 registration fees             2,807        5,859       10,016        4,262        3,611       3,710
Other expenses                 1,634       11,170       10,209        6,559       21,129       2,253
-----------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit        502,622    2,019,468    1,350,024    1,009,209    2,570,604     228,670
 Custodian fee credit         (5,501)     (11,038)      (3,784)      (6,925)        (268)     (4,272)
-----------------------------------------------------------------------------------------------------
Net expenses                 497,121    2,008,430    1,346,240    1,002,284    2,570,336     224,398
-----------------------------------------------------------------------------------------------------
Net investment income      2,560,927   11,515,618    7,183,497    5,707,487   15,601,396     852,633
-----------------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                310,138     (547,441)  (1,403,262)     438,858   (1,150,290)   (281,341)
Net change in unrealized
 appreciation or
 depreciation of
 investments               3,881,708   15,235,049   11,090,263    6,815,856   21,800,354   2,365,142
-----------------------------------------------------------------------------------------------------
Net gain from
 investments               4,191,846   14,687,608    9,687,001    7,254,714   20,650,064   2,083,801
-----------------------------------------------------------------------------------------------------
Net increase in net
 assets from operations   $6,752,773  $26,203,226  $16,870,498  $12,962,201  $36,251,460  $2,936,434
-----------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
45

                 Statement of Changes in Net Assets (Unaudited)



                                     Kansas                         Kentucky
                          ------------------------------  ------------------------------
                          Six months ended    Year Ended  Six months ended    Year Ended
                                  11/30/00       5/31/00          11/30/00       5/31/00
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  2,560,927  $  5,755,182      $ 11,515,618  $ 24,394,754
Net realized gain (loss)
 from investment
 transactions                      310,138    (1,856,917)         (547,441)   (2,745,870)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     3,881,708    (9,891,964)       15,235,049   (39,326,078)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                      6,752,773    (5,993,699)       26,203,226   (17,677,194)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (2,249,937)   (5,121,797)      (10,522,745)  (22,138,658)
 Class B                          (127,003)     (259,717)         (235,872)     (462,178)
 Class C                          (133,775)     (267,160)         (749,466)   (1,603,843)
 Class R                           (36,811)      (58,522)          (23,778)      (44,742)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --            --                --      (141,050)
 Class B                                --            --                --        (3,489)
 Class C                                --            --                --       (11,491)
 Class R                                --            --                --          (277)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (2,547,526)   (5,707,196)     (11,531,861)   (24,405,728)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       4,007,735    19,554,426        16,397,339    34,668,969
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   1,090,408     2,362,345         5,457,190    11,717,449
-----------------------------------------------------------------------------------------
                                 5,098,143    21,916,771        21,854,529    46,386,418
Cost of shares redeemed         (7,716,656)  (37,887,663)      (32,812,899)  (83,321,836)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             (2,618,513)  (15,970,892)      (10,958,370)  (36,935,418)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   1,586,734   (27,671,787)        3,712,995   (79,018,340)
Net assets at the
 beginning of period            98,814,079   126,485,866       436,116,129   515,134,469
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $100,400,813  $ 98,814,079      $439,829,124  $436,116,129
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $     61,799  $     48,398      $    133,021  $    149,264
-----------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
46

                                    Michigan                        Missouri
                          ------------------------------  ------------------------------
                          Six months ended    Year Ended  Six months ended    Year Ended
                                  11/30/00       5/31/00          11/30/00       5/31/00
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  7,183,497  $ 15,602,881      $  5,707,487  $ 12,061,162
Net realized gain (loss)
 from investment
 transactions                   (1,403,262)     (394,763)          438,858    (2,020,468)
Net change in unrealized
 appreciation or
 depreciation of
 investments                    11,090,263   (28,450,971)        6,815,856   (19,301,987)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     16,870,498   (13,242,853)       12,962,201    (9,261,293)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (5,485,284)  (12,042,377)       (5,319,583)  (11,141,958)
 Class B                          (175,448)     (361,994)         (126,001)     (236,092)
 Class C                          (827,332)   (1,947,437)         (252,258)     (550,719)
 Class R                          (600,612)   (1,296,715)          (12,695)      (23,125)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --    (1,049,044)               --      (180,545)
 Class B                                --       (39,171)               --        (4,669)
 Class C                                --      (197,494)               --       (10,309)
 Class R                                --      (111,365)               --          (388)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (7,088,676)  (17,045,597)       (5,710,537)  (12,147,805)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       9,693,016    29,218,364         8,217,054    20,575,977
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   2,314,851     5,398,852         2,280,028     4,893,389
-----------------------------------------------------------------------------------------
                                12,007,867    34,617,216        10,497,082    25,469,366
Cost of shares redeemed        (17,954,346)  (73,969,592)      (12,139,317)  (51,574,976)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             (5,946,479)  (39,352,376)       (1,642,235)  (26,105,610)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   3,835,343   (69,640,826)        5,609,429   (47,514,708)
Net assets at the
 beginning of period           273,743,992   343,384,818       210,106,360   257,621,068
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $277,579,335  $273,743,992      $215,715,789  $210,106,360
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $     73,116  $    (21,705)     $    111,287  $    114,337
-----------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
47

                                       Ohio                         Wisconsin
                          -------------------------------  -----------------------------
                          Six months ended     Year Ended  Six months ended   Year Ended
                                  11/30/00        5/31/00          11/30/00      5/31/00
-----------------------------------------------------------------------------------------
Operations
Net investment income         $ 15,601,396  $  33,551,146       $   852,633  $ 1,704,820
Net realized gain (loss)
 from investment
 transactions                   (1,150,290)    (2,577,216)         (281,341)    (477,769)
Net change in unrealized
 appreciation or
 depreciation of
 investments                    21,800,354    (53,215,799)        2,365,142   (3,230,901)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     36,251,460    (22,241,869)        2,936,434   (2,003,850)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                       (10,221,789)   (22,189,309)         (665,016)  (1,391,257)
 Class B                          (367,032)      (662,279)          (79,961)    (151,936)
 Class C                          (964,827)    (2,145,445)          (94,755)    (155,424)
 Class R                        (3,964,965)    (8,169,406)           (1,118)      (4,000)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --       (642,306)               --      (21,301)
 Class B                                --        (23,438)               --       (2,734)
 Class C                                --        (69,942)               --       (2,580)
 Class R                                --       (228,223)               --          (71)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                  (15,518,613)   (34,130,348)         (840,850)  (1,729,303)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      21,198,111     59,087,951         2,487,848    9,278,100
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   7,045,475     15,604,423           498,314    1,090,876
-----------------------------------------------------------------------------------------
                                28,243,586     74,692,374         2,986,162   10,368,976
Cost of shares redeemed        (48,280,198)  (128,151,087)       (5,414,866)  (4,679,549)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions            (20,036,612)   (53,458,713)       (2,428,704)   5,689,427
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                     696,235   (109,830,930)         (333,120)   1,956,274
Net assets at the
 beginning of period           588,118,117    697,949,047        38,532,920   36,576,646
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $588,814,352  $ 588,118,117       $38,199,800  $38,532,920
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $    502,024  $     419,241       $    14,933  $     3,150
-----------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
48

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Ken-tucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2000, Missouri and Ohio had outstanding when-is-sued and delayed delivery purchase commitments of $1,447,122 and $7,014,307, respectively. There were no such transactions in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Funds intend to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, if any, to retain such tax-exempt status when distributed to shareholders of the Funds.

-------------------------------------------------------------------------------
49

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of shareholders.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2000.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                  Kansas
                               -----------------------------------------------
                                 Six Months Ended           Year Ended
                                     11/30/00                 5/31/00
                               ---------------------  ------------------------
                                 Shares       Amount      Shares        Amount
-------------------------------------------------------------------------------
Shares sold:
 Class A                        278,433  $ 2,748,484   1,507,689  $ 15,241,284
 Class B                         55,717      542,566      79,805       789,360
 Class C                         69,983      692,435     222,627     2,197,281
 Class R                          2,465       24,250     134,165     1,326,501
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                        100,416      987,896     213,525     2,107,243
 Class B                          5,033       49,165      11,564       113,298
 Class C                          5,286       52,080      14,018       138,819
 Class R                            128        1,267         301         2,985
-------------------------------------------------------------------------------
                                517,461    5,098,143   2,183,694    21,916,771
-------------------------------------------------------------------------------
Shares redeemed:
 Class A                       (668,521)  (6,565,186) (3,443,748)  (33,609,519)
 Class B                        (38,270)    (374,868)   (149,143)   (1,440,844)
 Class C                        (72,114)    (715,934)   (234,477)   (2,284,078)
 Class R                         (6,123)     (60,668)    (56,973)     (553,222)
-------------------------------------------------------------------------------
                               (785,028)  (7,716,656) (3,884,341)  (37,887,663)
-------------------------------------------------------------------------------
Net increase (decrease)        (267,567) $(2,618,513) (1,700,647) $(15,970,892)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
50

                                            Kentucky
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,258,257  $ 13,296,420   2,428,128  $ 25,922,513
 Class B                    100,656     1,065,285     255,691     2,744,791
 Class C                    191,900     2,033,795     553,567     5,921,610
 Class R                        174         1,839       7,528        80,055
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    468,329     4,938,504   1,000,358    10,629,887
 Class B                     10,717       113,028      21,781       231,167
 Class C                     37,395       394,021      78,803       835,960
 Class R                      1,106        11,637       1,932        20,435
----------------------------------------------------------------------------
                          2,068,534    21,854,529   4,347,788    46,386,418
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,777,927)  (29,316,053) (6,784,847)  (71,616,479)
 Class B                    (95,568)   (1,012,101)   (176,173)   (1,860,551)
 Class C                   (235,140)   (2,484,745)   (933,795)   (9,818,678)
 Class R                         --            --      (2,388)      (26,128)
----------------------------------------------------------------------------
                         (3,108,635)  (32,812,899) (7,897,203)  (83,321,836)
----------------------------------------------------------------------------
Net increase (decrease)  (1,040,101) $(10,958,370) (3,549,415) $(36,935,418)
----------------------------------------------------------------------------

                                            Michigan
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    679,442  $  7,525,087   1,889,391  $ 20,946,567
 Class B                     88,163       982,377     222,691     2,498,621
 Class C                     80,488       892,841     419,950     4,688,020
 Class R                     26,447       292,711      96,682     1,085,156
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    143,854     1,591,292     329,072     3,670,322
 Class B                      5,581        61,812      13,162       146,758
 Class C                     24,867       274,659      57,634       642,090
 Class R                     35,002       387,088      84,228       939,682
----------------------------------------------------------------------------
                          1,083,844    12,007,867   3,112,810    34,617,216
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,165,712)  (12,924,136) (4,851,458)  (53,802,275)
 Class B                    (91,126)   (1,013,057)   (169,560)   (1,868,192)
 Class C                   (261,093)   (2,891,771) (1,297,558)  (14,362,469)
 Class R                   (101,350)   (1,125,382)   (355,143)   (3,936,656)
----------------------------------------------------------------------------
                         (1,619,281)  (17,954,346) (6,673,719)  (73,969,592)
----------------------------------------------------------------------------
Net increase (decrease)    (535,437) $ (5,946,479) (3,560,909) $(39,352,376)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
51

                                             Missouri
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                11/30/00                    5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                    580,911  $  6,086,521    1,628,096  $  17,199,446
 Class B                    118,050     1,232,850      108,880      1,149,216
 Class C                     85,717       893,215      204,033      2,143,915
 Class R                        435         4,468        7,847         83,400
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    206,005     2,146,388      435,828      4,587,139
 Class B                      4,250        44,292        9,242         97,108
 Class C                      8,516        88,668       19,257        202,833
 Class R                         65           680          598          6,309
------------------------------------------------------------------------------
                          1,003,949    10,497,082    2,413,781     25,469,366
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,008,132)  (10,513,031)  (4,424,031)   (46,242,665)
 Class B                    (73,013)     (764,237)     (86,351)      (895,197)
 Class C                    (82,643)     (862,049)    (427,653)    (4,433,319)
 Class R                         --            --         (370)        (3,795)
------------------------------------------------------------------------------
                         (1,163,788)  (12,139,317)  (4,938,405)   (51,574,976)
------------------------------------------------------------------------------
Net increase (decrease)    (159,839) $ (1,642,235)  (2,524,624) $ (26,105,610)
------------------------------------------------------------------------------

                                               Ohio
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                11/30/00                    5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  1,158,456  $ 12,654,193    3,549,057  $  38,864,853
 Class B                    279,674     3,049,668      411,463      4,518,191
 Class C                    216,320     2,364,325      884,863      9,719,050
 Class R                    287,045     3,129,925      550,775      5,985,857
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    352,148     3,837,234      786,928      8,631,342
 Class B                     11,922       129,844       25,901        283,499
 Class C                     31,066       338,221       68,823        753,496
 Class R                    251,464     2,740,176      541,498      5,936,086
------------------------------------------------------------------------------
                          2,588,095    28,243,586    6,819,308     74,692,374
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (3,141,012)  (34,288,544)  (8,355,258)   (90,853,953)
 Class B                   (117,439)   (1,281,615)    (281,142)    (3,047,663)
 Class C                   (542,067)   (5,926,617)  (1,472,992)   (16,038,347)
 Class R                   (621,417)   (6,783,422)  (1,680,235)   (18,211,124)
------------------------------------------------------------------------------
                         (4,421,935)  (48,280,198) (11,789,627)  (128,151,087)
------------------------------------------------------------------------------
Net increase (decrease)  (1,833,840) $(20,036,612)  (4,970,319) $ (53,458,713)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
52


                                               Wisconsin
                               ---------------------------------------------
                                 Six Months Ended          Year Ended
                                     11/30/00                5/31/00
                               ---------------------  ----------------------
                                 Shares       Amount     Shares       Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                        168,930  $ 1,635,535    659,994  $ 6,363,307
 Class B                         34,849      333,965     87,325      842,656
 Class C                         53,675      518,189    218,789    2,071,829
 Class R                             16          159         33          308
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         42,131      403,873     94,935      905,114
 Class B                          3,788       36,451      7,208       69,002
 Class C                          5,921       56,879     11,768      112,454
 Class R                            115        1,111        449        4,306
-----------------------------------------------------------------------------
                                309,425    2,986,162  1,080,501   10,368,976
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                       (517,433)  (5,007,150)  (357,250)  (3,363,693)
 Class B                        (26,495)    (254,898)   (36,619)    (344,944)
 Class C                        (15,783)    (152,818)   (97,550)    (915,013)
 Class R                             --           --     (6,109)     (55,899)
-----------------------------------------------------------------------------
                               (559,711)  (5,414,866)  (497,528)  (4,679,549)
-----------------------------------------------------------------------------
Net increase (decrease)        (250,286) $(2,428,704)   582,973  $ 5,689,427
-----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2000, to shareholders of record on De-cember 8, 2000, as follows:

                     Kansas Kentucky Michigan Missouri   Ohio Wisconsin
-----------------------------------------------------------------------
Dividend per share:
 Class A             $.0425   $.0465   $.0475   $.0470 $.0480    $.0370
 Class B              .0365    .0400    .0405    .0405  .0415     .0310
 Class C              .0380    .0415    .0420    .0420  .0430     .0325
 Class R              .0445    .0480    .0490    .0485  .0500     .0385
-----------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2000, were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $ 4,196,188  $10,972,189  $12,878,798  $18,789,559  $19,910,888  $4,099,580
 Short-term municipal
  securities                500,000           --           --    6,700,000           --          --
Sales and maturities:
 Long-term municipal
  securities             10,183,554   34,067,343   17,085,272   17,634,738   45,139,392   7,351,780
 Short-term municipal
  securities                500,000           --    1,600,000    6,700,000           --          --
---------------------------------------------------------------------------------------------------

At November 30, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
                       $100,527,501 $415,562,196 $269,992,575 $213,839,807 $566,196,322 $38,139,790
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
53

At May 31, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

          Kansas   Kentucky Michigan Missouri     Ohio Wisconsin
----------------------------------------------------------------
2003  $4,239,199 $       -- $     -- $     -- $     --   $    --
2004          --         --       --       --       --        --
2005          --         --       --       --       --        --
2006          --         --       --       --       --        --
2007          --         --       --       --       --        --
2008     671,721  1,212,241  394,764  856,804  975,597    97,530
----------------------------------------------------------------
      $4,910,920 $1,212,241 $394,764 $856,804 $975,597   $97,530
----------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2000, were as follows:

                        Kansas     Kentucky     Michigan     Missouri          Ohio    Wisconsin
-------------------------------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 3,477,954  $14,880,474  $12,019,134  $ 6,828,698  $ 24,001,727  $   946,054
 depreciation       (4,248,536)  (9,627,672)  (6,806,967)  (6,981,054)  (11,786,169)  (1,396,149)
-------------------------------------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)    $  (770,582) $ 5,252,802  $ 5,212,167  $  (152,356) $ 12,215,558  $  (450,095)
-------------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For net assets over $2 billion      .4750 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of Ohio in order to limit total expenses to .75 of 1% of the av-erage daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional ex-penses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                          Kansas Kentucky Michigan Missouri     Ohio Wisconsin
------------------------------------------------------------------------------
Sales charges collected  $28,568 $184,810  $50,923  $95,316 $136,346    $9,288
Paid to authorized
 dealers                  28,568  184,810   46,483   95,316  136,346     9,288
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                      Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------
Commission advances  $26,244 $110,283  $47,620  $74,751 $160,761   $28,299
--------------------------------------------------------------------------

-------------------------------------------------------------------------------
54

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2000, the Distributor retained such 12b-1 fees as follows:

                      Kansas Kentucky Michigan Missouri    Ohio Wisconsin
-------------------------------------------------------------------------
12b-1 fees retained  $28,228  $47,877  $38,560  $26,282 $79,623   $22,791
-------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2000, as follows:

                Kansas Kentucky Michigan Missouri    Ohio Wisconsin
-------------------------------------------------------------------
CDSC retained  $19,915  $41,267  $22,264  $24,650 $35,430   $32,683
-------------------------------------------------------------------

7. Composition of Net Assets

At November 30, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
Capital paid-in           $105,710,378  $436,206,098  $274,094,100  $216,174,804  $578,227,692  $39,013,833
Balance of undistributed
 net investment income          61,799       133,021        73,116       111,287       502,024       14,933
Accumulated net realized
 gain (loss) from
 investment transactions    (5,785,977)   (3,298,037)   (2,020,633)   (1,590,946)   (3,732,542)    (759,110)
Net unrealized
 appreciation
 (depreciation) of
 investments                   414,613     6,788,042     5,432,752     1,020,644    13,817,178      (69,856)
------------------------------------------------------------------------------------------------------------
Net assets                $100,400,813  $439,829,124  $277,579,335  $215,715,789  $588,814,352  $38,199,800
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
55

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations      Less Distributions
                        -------------------------  ----------------------
 KANSAS**
                                       Net
 Class (Inception Date)          Realized/
                                Unrealized     Ratios/Supplemental Data
              Beginning  ---Net----Invest--------------Net-----------------Ending--------------------------
                    Net Invest-    BeforemCredit/ent        AfterInvest-     After Credit/  Net
 Year Ended       Asset    ment    ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital         Asset
 KANSAS**May 31,          Value  Income-----(Loss)--Total---Income----Gains Total---Value-------
                                               Ratio                Ratio                Ratio
                                              of Net               of Net               of Net
                                             Invest-              Invest-              Invest-
                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                  Expenses    Income   Expenses    Income   Expenses    Income
                           Ending       to        to         to        to         to        to
                              Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended       Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,      Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001(e)         $ 9.54    $.25      $ .41  $ .66    $(.25)     $-- $(.25) $ 9.95
 2000             10.49     .50       (.96)  (.46)    (.49)      --  (.49)   9.54
 1999             10.60     .51       (.11)   .40     (.51)      --  (.51)  10.49
 1998             10.19     .52        .41    .93     (.52)      --  (.52)  10.60
 1997              9.83     .53        .36    .89     (.53)      --  (.53)  10.19
 1996             10.01     .54       (.18)   .36     (.54)      --  (.54)   9.83
 Class B (2/97)
 2001(e)           9.48     .22        .41    .63     (.22)      --  (.22)   9.89
 2000             10.43     .42       (.95)  (.53)    (.42)      --  (.42)   9.48
 1999             10.54     .43       (.11)   .32     (.43)      --  (.43)  10.43
 1998             10.13     .44        .41    .85     (.44)      --  (.44)  10.54
 1997(d)          10.23     .13       (.12)   .01     (.11)      --  (.11)  10.13
 Class C (2/97)
 2001(e)           9.56     .23        .41    .64     (.23)      --  (.23)   9.97
 2000             10.51     .45       (.96)  (.51)    (.44)      --  (.44)   9.56
 1999             10.63     .45       (.11)   .34     (.46)      --  (.46)  10.51
 1998             10.21     .47        .42    .89     (.47)      --  (.47)  10.63
 1997(d)          10.18     .15        .04    .19     (.16)      --  (.16)  10.21
 Class R (2/97)
 2001(e)           9.59     .27        .41    .68     (.27)      --  (.27)  10.00
 2000             10.55     .52       (.96)  (.44)    (.52)      --  (.52)   9.59
 1999             10.66     .54       (.11)   .43     (.54)      --  (.54)  10.55
 1998             10.22     .56        .43    .99     (.55)      --  (.55)  10.66
 1997(d)          10.20     .18       (.02)   .16     (.14)      --  (.14)  10.22
-----------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001(e)           7.00% $ 87,298      .93%*    5.15%*      .93%*    5.15%*      .92%*    5.16%*         4%
 2000             (4.38)   86,460     1.01      5.04       1.01      5.05       1.00      5.06          54
 1999              3.81   113,140      .90      4.63        .76      4.78        .75      4.78          27
 1998              9.32   102,217      .90      4.79        .71      4.98        .71      4.98          13
 1997              9.21    95,891     1.03      4.89        .68      5.24        .68      5.24          40
 1996              3.63    96,694     1.08      4.80        .57      5.31        .57      5.31          55
 Class B (2/97)
 2001(e)           6.65     5,812     1.68*     4.39*      1.68*     4.39*      1.66*     4.40*          4
 2000             (5.14)    5,361     1.77      4.31       1.77      4.31       1.76      4.32          54
 1999              3.07     6,497     1.65      3.89       1.51      4.03       1.51      4.03          27
 1998              8.57     3,238     1.65      4.02       1.45      4.22       1.45      4.22          13
 1997(d)            .13       605     1.65*     4.24*      1.27*     4.62*      1.27*     4.62*         40
 Class C (2/97)
 2001(e)           6.69     5,907     1.48*     4.60*      1.48*     4.60*      1.47*     4.61*          4
 2000             (4.89)    5,633     1.57      4.51       1.56      4.51       1.56      4.52          54
 1999              3.18     6,171     1.45      4.10       1.32      4.23       1.32      4.23          27
 1998              8.85     1,716     1.44      4.21       1.24      4.41       1.24      4.41          13
 1997(d)           1.85        91     1.45*     4.49*      1.09*     4.85*      1.09*     4.85*         40
 Class R (2/97)
 2001(e)           7.09     1,383      .73*     5.35*       .73*     5.35*       .72*     5.36*          4
 2000             (4.22)    1,360      .85      5.32        .85      5.32        .84      5.33          54
 1999              4.06       679      .70      4.87        .59      4.97        .59      4.97          27
 1998              9.84        12      .70      4.97        .51      5.16        .51      5.16          13
 1997(d)           1.55        --      .08*     6.53*        --      6.61*        --      6.61*         40
-----------------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kansas.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
56

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
KENTUCKY**
                                      Net
                                Realized/
             Beginning     Net Unrealized             Net                  Ending
                   Net Invest-    Invest-         Invest-                     Net
Year Ended       Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2001(e)        $10.30    $.28      $ .34  $ .62    $(.28)   $  --  $(.28) $10.64      6.04%
 2000            11.22     .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999            11.39     .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
 1998            11.05     .59        .38    .97     (.58)    (.05)  (.63)  11.39      9.00
 1997            10.82     .60        .24    .84     (.60)    (.01)  (.61)  11.05      7.87
 1996            10.99     .61       (.17)   .44     (.61)      --   (.61)  10.82      4.04
Class B (2/97)
 2001(e)         10.30     .24        .35    .59     (.24)      --   (.24)  10.65      5.76
 2000            11.22     .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999            11.39     .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
 1998            11.06     .50        .38    .88     (.50)    (.05)  (.55)  11.39      8.10
 1997(d)         11.07     .17       (.01)   .16     (.17)      --   (.17)  11.06      1.47
Class C (10/93)
 2001(e)         10.29     .25        .35    .60     (.25)      --   (.25)  10.64      5.85
 2000            11.21     .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999            11.38     .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
 1998            11.04     .52        .39    .91     (.52)    (.05)  (.57)  11.38      8.43
 1997            10.81     .54        .24    .78     (.54)    (.01)  (.55)  11.04      7.29
 1996            10.99     .54       (.17)   .37     (.55)      --   (.55)  10.81      3.38
Class R (2/97)
 2001(e)         10.27     .29        .35    .64     (.29)      --   (.29)  10.62      6.25
 2000            11.20     .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999            11.37     .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
 1998            11.03     .61        .39   1.00     (.61)    (.05)  (.66)  11.37      9.25
 1997(d)         11.08     .20       (.04)   .16     (.21)      --   (.21)  11.03      1.42
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ----------------------------------------------------------------------------------
                       Before Credit/           After            After Credit/
                       Reimbursement       Reimbursement(b)     Reimbursement(c)
KENTUCKY**            -------------------- -------------------- --------------------
                                   Ratio                Ratio                Ratio
                                  of Net               of Net               of Net
                                 Invest-              Invest-              Invest-
                      Ratio of      ment   Ratio of      ment   Ratio of      ment
                      Expenses    Income   Expenses    Income   Expenses    Income
               Ending       to        to         to        to         to        to
                  Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended     Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------
Class A (5/87)
 2001(e)     $396,214      .86%*    5.26%*      .86%*    5.26%*      .85%*    5.26%*         3%
 2000         394,048      .96      5.23        .96      5.23        .96      5.23           7
 1999         467,127      .84      4.88        .82      4.90        .82      4.90          10
 1998         451,338      .84      5.12        .77      5.19        .77      5.19          12
 1997         430,803      .99      5.20        .75      5.44        .75      5.44          13
 1996         410,808     1.02      5.19        .71      5.50        .71      5.50          17
Class B (2/97)
 2001(e)       10,660     1.61*     4.50*      1.61*     4.50*      1.60*     4.51*          3
 2000          10,148     1.72      4.48       1.72      4.48       1.72      4.48           7
 1999           9,923     1.59      4.13       1.57      4.15       1.56      4.16          10
 1998           4,273     1.59      4.33       1.54      4.38       1.54      4.38          12
 1997(d)          544     1.59*     4.56*      1.39*     4.76*      1.39*     4.76*         13
Class C (10/93)
 2001(e)       32,071     1.41*     4.70*      1.41*     4.70*      1.40*     4.71*          3
 2000          31,078     1.51      4.68       1.51      4.68       1.51      4.68           7
 1999          37,246     1.39      4.33       1.37      4.36       1.37      4.36          10
 1998          28,630     1.39      4.57       1.33      4.63       1.33      4.63          12
 1997          24,468     1.54      4.64       1.29      4.89       1.29      4.89          13
 1996          20,647     1.57      4.63       1.27      4.93       1.27      4.93          17
Class R (2/97)
 2001(e)          885      .66*     5.45*       .66*     5.45*       .65*     5.46*          3
 2000             842      .77      5.43        .77      5.43        .77      5.43           7
 1999             839      .64      5.08        .62      5.10        .62      5.11          10
 1998             675      .64      5.31        .58      5.37        .58      5.37          12
 1997(d)          455      .64*     5.62*       .49*     5.77*       .49*     5.77*         13
-----------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Kentucky.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
57

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
MICHIGAN**
                                                         From
                                          Net          and in
                                    Realized/          Excess
               Beginning       Net Unrealized          of Net                  Ending              Ending
                     Net   Invest-    Invest-         Invest-                     Net                 Net
Year Ended         Asset      ment  ment Gain            ment  Capital          Asset     Total    Assets
May 31,            Value    Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
---------------------------------------------------------------------------------------------------------
CLASS A (6/85)
 2001(e)        $    10.75    $.29     $  .39  $ .68    $(.29)   $  --  $(.29) $11.14      6.31% $211,928
 2000                11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)  208,290
 1999                12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45   260,396
 1998                11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95   263,632
 1997                11.37     .62        .31    .93     (.61)    (.01)  (.62)  11.68      8.42   259,055
 1996                11.59     .63       (.22)   .41     (.63)      --   (.63)  11.37      3.61   248,422
CLASS B (2/97)
 2001(e)             10.77     .25        .37    .62     (.24)      --   (.24)  11.15      5.81     8,048
 2000                11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)    7,741
 1999                12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69     7,733
 1998                11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12     3,839
 1997(d)             11.66     .17        .04    .21     (.17)      --   (.17)  11.70      1.86       380
CLASS C (6/93)
 2001(e)             10.74     .26        .37    .63     (.25)      --   (.25)  11.12      5.93    35,221
 2000                11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)   35,678
 1999                12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90    48,946
 1998                11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45    45,690
 1997                11.35     .55        .32    .87     (.55)    (.01)  (.56)  11.66      7.84    41,649
 1996                11.58     .56       (.22)   .34     (.57)      --   (.57)  11.35      2.96    41,365
CLASS R (2/97)
 2001(e)             10.75     .30        .38    .68     (.29)      --   (.29)  11.14      6.40    22,382
 2000                11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)   22,035
 1999                12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66    26,310
 1998                11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16    26,904
 1997(d)             11.66     .21        .02    .23     (.21)      --   (.21)  11.68      2.01    26,211
---------------------------------------------------------------------------------------------------------
 Class (Inception Date)
                          Ratios/Supplemental Data
             -------------------------------------------------------------------------
              Before Credit/           After            After Credit/
              Reimbursement       Reimbursement(b)     Reimbursement(c)
MICHIGAN**   -------------------- -------------------- --------------------
                          Ratio                Ratio                Ratio
                         of Net               of Net               of Net
                        Invest-              Invest-              Invest-
             Ratio of      ment   Ratio of      ment   Ratio of      ment
             Expenses    Income   Expenses    Income   Expenses    Income
                   to        to         to        to         to        to
              Average   Average    Average   Average    Average   Average   Portfolio
Year Ended        Net       Net        Net       Net        Net       Net    Turnover
May 31,        Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------------
CLASS A (6/85)
 2001(e)          .89%*    5.20%*      .89%*    5.20%*      .89%*    5.20%*         5%
 2000             .97      5.22        .97      5.22        .96      5.22          28
 1999             .84      4.94        .84      4.94        .84      4.94          18
 1998             .84      5.11        .84      5.11        .84      5.11          13
 1997             .97      5.21        .85      5.33        .85      5.33          34
 1996            1.01      5.23        .82      5.42        .82      5.42          54
CLASS B (2/97)
 2001(e)         1.64*     4.45*      1.64*     4.45*      1.63*     4.45*          5
 2000            1.73      4.48       1.73      4.48       1.72      4.49          28
 1999            1.60      4.20       1.60      4.20       1.60      4.20          18
 1998            1.59      4.32       1.59      4.32       1.59      4.32          13
 1997(d)         1.59*     4.52*      1.59*     4.52*      1.59*     4.52*         34
CLASS C (6/93)
 2001(e)         1.44*     4.65*      1.44*     4.65*      1.44*     4.65*          5
 2000            1.51      4.66       1.51      4.66       1.50      4.67          28
 1999            1.39      4.39       1.39      4.39       1.39      4.39          18
 1998            1.39      4.56       1.39      4.56       1.39      4.56          13
 1997            1.52      4.65       1.40      4.77       1.40      4.77          34
 1996            1.56      4.67       1.37      4.86       1.37      4.86          54
CLASS R (2/97)
 2001(e)          .69*     5.40*       .69*     5.40*       .69*     5.40*          5
 2000             .77      5.42        .77      5.42        .76      5.43          28
 1999             .64      5.14        .64      5.14        .64      5.14          18
 1998             .64      5.31        .64      5.31        .64      5.31          13
 1997(d)          .65*     5.57*       .65*     5.57*       .65*     5.57*         34
---------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Michigan.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
58

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
MISSOURI**
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------------
                          Before Credit/           After            After Credit/
                          Reimbursement       Reimbursement(b)     Reimbursement(c)
MISSOURI**               -------------------- -------------------- --------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                  Ending       to        to         to        to         to        to
                     Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended May    Assets      Net       Net        Net       Net        Net       Net    Turnover
31,                (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (8/87)
 2001(e)           $10.18    $.28      $ .35  $ .63    $(.28)    $ --  $(.28) $10.53      6.24%
 2000               11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999               11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998               10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
 1997               10.51     .56        .29    .85     (.56)      --   (.56)  10.80      8.29
 1996               10.72     .58       (.21)   .37     (.58)      --   (.58)  10.51      3.51
Class B (2/97)
 2001(e)            10.18     .24        .35    .59     (.24)      --   (.24)  10.53      5.85
 2000               11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999               11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998               10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
 1997(d)            10.81     .16       (.01)   .15     (.16)      --   (.16)  10.80      1.40
Class C (2/94)
 2001(e)            10.17     .25        .36    .61     (.25)      --   (.25)  10.53      6.04
 2000               11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999               11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998               10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
 1997               10.50     .51        .29    .80     (.50)      --   (.50)  10.80      7.80
 1996               10.72     .51       (.21)   .30     (.52)      --   (.52)  10.50      2.84
Class R (2/97)
 2001(e)            10.18     .29        .35    .64     (.29)      --   (.29)  10.53      6.33
 2000               11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999               11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998               10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
 1997(d)            10.90     .17       (.12)   .05     (.15)      --   (.15)  10.80       .43
--------------------------------------------------------------------------------------------------
Class A (8/87)
 2001(e)        $198,683      .89%*    5.36%*      .89%*    5.36%*      .89%*    5.36%*         8%
 2000            194,271      .96      5.25        .96      5.25        .95      5.26          21
 1999            238,498      .86      4.87        .86      4.87        .86      4.87          12
 1998            233,456      .87      5.02        .87      5.02        .87      5.02          19
 1997            218,924     1.00      5.13        .86      5.27        .86      5.27          41
 1996            212,717     1.05      5.12        .80      5.37        .80      5.37          38
Class B (2/97)
 2001(e)           5,863     1.64*     4.60*      1.64*     4.60*      1.64*     4.61*          8
 2000              5,165     1.71      4.51       1.71      4.51       1.70      4.52          21
 1999              5,286     1.61      4.12       1.61      4.13       1.61      4.13          12
 1998              1,677     1.62      4.25       1.62      4.25       1.62      4.25          19
 1997(d)             454     1.62*     4.42*      1.45*     4.59*      1.45*     4.59*         41
Class C (2/94)
 2001(e)          10,707     1.44*     4.80*      1.44*     4.80*      1.44*     4.81*          8
 2000             10,229     1.50      4.69       1.50      4.69       1.49      4.70          21
 1999             13,444     1.41      4.32       1.41      4.32       1.41      4.32          12
 1998             11,253     1.42      4.47       1.42      4.47       1.42      4.47          19
 1997              7,968     1.55      4.57       1.40      4.72       1.40      4.72          41
 1996              6,220     1.60      4.54       1.35      4.79       1.35      4.79          38
Class R (2/97)
 2001(e)             463      .69*     5.55*       .69*     5.55*       .69*     5.56*          8
 2000                442      .77      5.47        .77      5.47        .76      5.48          21
 1999                393      .66      5.07        .65      5.08        .65      5.08          12
 1998                 41      .67      5.22        .67      5.22        .67      5.22          19
 1997(d)              34      .67*     5.53*       .55*     5.65*       .55*     5.65*         41
--------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Missouri.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
59

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
OHIO**
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001(e)           $10.62    $.29      $ .38  $ .67    $(.29)   $  --  $(.29) $11.00      6.30%
 2000               11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999               11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998               11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
 1997               11.21     .61        .20    .81     (.61)      --   (.61)  11.41      7.38
 1996               11.43     .62       (.21)   .41     (.63)      --   (.63)  11.21      3.59
Class B (2/97)
 2001(e)            10.62     .25        .37    .62     (.25)      --   (.25)  10.99      5.83
 2000               11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999               11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998               11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
 1997(d)            11.42     .17       (.01)   .16     (.17)      --   (.17)  11.41      1.45
Class C (8/93)
 2001(e)            10.61     .26        .38    .64     (.26)      --   (.26)  10.99      6.02
 2000               11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999               11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998               11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
 1997               11.21     .55        .20    .75     (.55)      --   (.55)  11.41      6.80
 1996               11.43     .55       (.21)   .34     (.56)      --   (.56)  11.21      3.03
Class R (2/97)
 2001(e)            10.62     .30        .38    .68     (.30)      --   (.30)  11.00      6.42
 2000               11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999               11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998               11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
 1997(d)            11.42     .21       (.01)   .20     (.21)      --   (.21)  11.41      1.77
--------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------------
                          Before Credit/           After            After Credit/
                          Reimbursement       Reimbursement(b)     Reimbursement(c)
OHIO**                   -------------------- -------------------- --------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                  Ending       to        to         to        to         to        to
                     Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended May    Assets      Net       Net        Net       Net        Net       Net    Turnover
31,                (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001(e)        $385,809      .85%*    5.24%*      .85%*    5.24%*      .85%*    5.24%*         3%
 2000            389,898      .90      5.25        .90      5.25        .89      5.25          11
 1999            471,075      .85      4.94        .85      4.94        .85      4.94          11
 1998            472,821      .85      5.15        .85      5.15        .85      5.15          15
 1997            463,253      .96      5.32        .89      5.39        .89      5.39          17
 1996            443,077     1.02      5.31        .92      5.41        .92      5.41          31
Class B (2/97)
 2001(e)          17,414     1.60*     4.49*      1.60*     4.49*      1.60*     4.49*          3
 2000             14,970     1.65      4.51       1.65      4.51       1.64      4.52          11
 1999             14,494     1.61      4.20       1.61      4.20       1.61      4.20          11
 1998              7,422     1.61      4.39       1.61      4.39       1.61      4.39          15
 1997(d)           1,649     1.60*     4.63*      1.60*     4.63*      1.60*     4.63*         17
Class C (8/93)
 2001(e)          39,443     1.40*     4.70*      1.40*     4.70*      1.40*     4.70*          3
 2000             41,220     1.45      4.69       1.45      4.69       1.44      4.70          11
 1999             50,889     1.40      4.39       1.40      4.39       1.40      4.39          11
 1998             47,036     1.40      4.60       1.40      4.60       1.40      4.60          15
 1997             40,713     1.51      4.77       1.44      4.84       1.44      4.84          17
 1996             34,939     1.56      4.75       1.47      4.84       1.47      4.84          31
Class R (2/97)
 2001(e)         146,148      .65*     5.44*       .65*     5.44*       .65*     5.44*          3
 2000            142,031      .70      5.45        .70      5.45        .69      5.46          11
 1999            161,491      .65      5.14        .65      5.14        .65      5.14          11
 1998            162,220      .65      5.35        .65      5.35        .65      5.35          15
 1997(d)         160,312      .65*     5.65*       .65*     5.65*       .65*     5.65*         17
--------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Ohio.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
60

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
WISCONSIN**
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended          Asset    ment       Gain            ment  Capital          Asset     Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2001(e)           $ 9.24    $.22      $ .51  $ .73    $(.22)   $  --  $(.22) $ 9.75      7.94%
 2000               10.20     .44       (.95)  (.51)    (.44)    (.01)  (.45)   9.24     (5.04)
 1999               10.28     .47       (.08)   .39     (.47)      --   (.47)  10.20      3.83
 1998                9.80     .49        .49    .98     (.50)      --   (.50)  10.28     10.19
 1997                9.61     .51        .19    .70     (.51)      --   (.51)   9.80      7.40
 1996                9.79     .50       (.18)   .32     (.50)      --   (.50)   9.61      3.35
Class B (2/97)
 2001(e)             9.27     .19        .50    .69     (.18)      --   (.18)   9.78      7.51
 2000               10.23     .37       (.95)  (.58)    (.37)    (.01)  (.38)   9.27     (5.75)
 1999               10.31     .39       (.08)   .31     (.39)      --   (.39)  10.23      3.05
 1998                9.82     .42        .49    .91     (.42)      --   (.42)  10.31      9.46
 1997(d)             9.87     .12       (.06)   .06     (.11)      --   (.11)   9.82       .60
Class C (2/97)
 2001(e)             9.26     .20        .50    .70     (.19)      --   (.19)   9.77      7.62
 2000               10.22     .39       (.95)  (.56)    (.39)    (.01)  (.40)   9.26     (5.56)
 1999               10.30     .41       (.07)   .34     (.42)      --   (.42)  10.22      3.29
 1998                9.82     .44        .49    .93     (.45)      --   (.45)  10.30      9.59
 1997(d)             9.87     .13       (.07)   .06     (.11)      --   (.11)   9.82       .65
Class R (2/97)
 2001(e)             9.28     .23        .51    .74     (.23)      --   (.23)   9.79      8.00
 2000               10.23     .46       (.94)  (.48)    (.46)    (.01)  (.47)   9.28     (4.73)
 1999               10.31     .49       (.08)   .41     (.49)      --   (.49)  10.23      4.04
 1998                9.82     .53        .48   1.01     (.52)      --   (.52)  10.31     10.47
 1997(d)             9.87     .15       (.07)   .08     (.13)      --   (.13)   9.82       .84
-------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------------
                         Before Credit/           After            After Credit/
                         Reimbursement       Reimbursement(b)     Reimbursement(c)
WISCONSIN**             -------------------- -------------------- --------------------
                                     Ratio                Ratio                Ratio
                                    of Net               of Net               of Net
                                   Invest-              Invest-              Invest-
                        Ratio of      ment   Ratio of      ment   Ratio of      ment
                        Expenses    Income   Expenses    Income   Expenses    Income
                 Ending       to        to         to        to         to        to
                    Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,           (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2001(e)        $28,806     1.05%*    4.59%*     1.05%*    4.59%*     1.02%*    4.62%*        11%
 2000            30,146     1.14      4.50       1.02      4.62       1.01      4.63          26
 1999            29,217     1.16      4.05        .68      4.53        .68      4.53           9
 1998            24,313     1.36      4.06        .55      4.87        .55      4.87          10
 1997            14,004     1.61      4.10        .51      5.20        .51      5.20          42
 1996            12,370     1.51      4.15        .64      5.02        .64      5.02          47
Class B (2/97)
 2001(e)          4,313     1.80*     3.84*      1.80*     3.84*      1.78*     3.86*         11
 2000             3,977     1.89      3.75       1.76      3.87       1.75      3.88          26
 1999             3,795     1.91      3.30       1.43      3.78       1.43      3.79           9
 1998             1,877     2.08      3.28       1.32      4.04       1.32      4.04          10
 1997(d)             20     2.18*     3.57*       .94*     4.81*       .94*     4.81*         42
Class C (2/97)
 2001(e)          5,033     1.60*     4.04*      1.60*     4.04*      1.57*     4.06*         11
 2000             4,366     1.69      3.95       1.57      4.07       1.56      4.08          26
 1999             3,457     1.71      3.51       1.23      3.99       1.23      3.99           9
 1998             1,366     1.89      3.47       1.11      4.25       1.11      4.25          10
 1997(d)             76     1.98*     3.62*       .69*     4.91*       .69*     4.91*         42
Class R (2/97)
 2001(e)             48      .85*     4.79*       .85*     4.79*       .83*     4.81*         11
 2000                45      .92      4.67        .79      4.81        .78      4.82          26
 1999               107      .96      4.26        .48      4.73        .48      4.74           9
 1998                45     1.12      4.28        .32      5.08        .32      5.08          10
 1997(d)             40     1.28*     4.39*        --      5.67*        --      5.67*         42
-------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Wisconsin.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
61

                                     Notes

                                     Notes

                                     Notes

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606


Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.


Independent Public Accountants

Arthur Andersen LLP
Chicago, IL


Transfer Agent and Shareholder Services

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787










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65

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           For Generations
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